Vanguard® Core-Plus Bond Index ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (57.3%)
U.S. Government Securities (40.7%)
United States Treasury Note/Bond	0.375%	7/31/2027	148	142
United States Treasury Note/Bond	3.875%	7/31/2027	285	284
United States Treasury Note/Bond	2.250%	8/15/2027	148	145
United States Treasury Note/Bond	3.750%	8/15/2027	245	244
United States Treasury Note/Bond	3.125%	8/31/2027	157	155
United States Treasury Note/Bond	3.625%	8/31/2027	295	293
United States Treasury Note/Bond	3.375%	9/15/2027	244	242
United States Treasury Note/Bond	0.375%	9/30/2027	165	158
United States Treasury Note/Bond	3.500%	9/30/2027	235	233
United States Treasury Note/Bond	4.125%	9/30/2027	150	150
United States Treasury Note/Bond	3.875%	10/15/2027	205	204
United States Treasury Note/Bond	0.500%	10/31/2027	162	154
United States Treasury Note/Bond	3.500%	10/31/2027	315	312
United States Treasury Note/Bond	4.125%	10/31/2027	148	148
United States Treasury Note/Bond	2.250%	11/15/2027	150	146
United States Treasury Note/Bond	4.125%	11/15/2027	205	205
United States Treasury Note/Bond	0.625%	11/30/2027	208	198
United States Treasury Note/Bond	3.375%	11/30/2027	272	269
United States Treasury Note/Bond	3.875%	11/30/2027	186	185
United States Treasury Note/Bond	4.000%	12/15/2027	260	259
United States Treasury Note/Bond	0.625%	12/31/2027	171	162
United States Treasury Note/Bond	3.375%	12/31/2027	332	328
United States Treasury Note/Bond	3.875%	12/31/2027	189	188
United States Treasury Note/Bond	4.250%	1/15/2028	263	263
United States Treasury Note/Bond	0.750%	1/31/2028	199	189
United States Treasury Note/Bond	3.500%	1/31/2028	413	408
United States Treasury Note/Bond	2.750%	2/15/2028	288	282
United States Treasury Note/Bond	4.250%	2/15/2028	245	245
United States Treasury Note/Bond	1.125%	2/29/2028	213	203
United States Treasury Note/Bond	3.375%	2/29/2028	258	255
United States Treasury Note/Bond	4.000%	2/29/2028	140	140
United States Treasury Note/Bond	3.875%	3/15/2028	205	204
United States Treasury Note/Bond	1.250%	3/31/2028	232	221
United States Treasury Note/Bond	3.625%	3/31/2028	141	140
United States Treasury Note/Bond	3.875%	3/31/2028	285	284
United States Treasury Note/Bond	3.750%	4/15/2028	245	243
United States Treasury Note/Bond	1.250%	4/30/2028	211	200
United States Treasury Note/Bond	3.500%	4/30/2028	148	146
United States Treasury Note/Bond	3.750%	4/30/2028	272	270
United States Treasury Note/Bond	2.875%	5/15/2028	208	203
United States Treasury Note/Bond	3.750%	5/15/2028	125	124
United States Treasury Note/Bond	1.250%	5/31/2028	194	184
United States Treasury Note/Bond	3.625%	5/31/2028	144	143
United States Treasury Note/Bond	4.000%	5/31/2028	233	232
United States Treasury Note/Bond	3.875%	6/15/2028	205	204
United States Treasury Note/Bond	1.250%	6/30/2028	193	182
United States Treasury Note/Bond	4.000%	6/30/2028	148	148
United States Treasury Note/Bond	4.125%	6/30/2028	201	201
United States Treasury Note/Bond	3.875%	7/15/2028	204	203
United States Treasury Note/Bond	1.000%	7/31/2028	207	194
United States Treasury Note/Bond	4.125%	7/31/2028	148	148
United States Treasury Note/Bond	2.875%	8/15/2028	215	209
United States Treasury Note/Bond	3.625%	8/15/2028	184	182
United States Treasury Note/Bond	1.125%	8/31/2028	208	195
United States Treasury Note/Bond	4.375%	8/31/2028	163	164
United States Treasury Note/Bond	3.375%	9/15/2028	203	200
United States Treasury Note/Bond	1.250%	9/30/2028	198	186
United States Treasury Note/Bond	4.625%	9/30/2028	196	198
United States Treasury Note/Bond	3.500%	10/15/2028	203	200
United States Treasury Note/Bond	1.375%	10/31/2028	193	181
United States Treasury Note/Bond	4.875%	10/31/2028	184	187
United States Treasury Note/Bond	3.125%	11/15/2028	207	202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.500%	11/15/2028	276	272
United States Treasury Note/Bond	5.250%	11/15/2028	23	24
United States Treasury Note/Bond	1.500%	11/30/2028	174	163
United States Treasury Note/Bond	4.375%	11/30/2028	189	190
United States Treasury Note/Bond	3.500%	12/15/2028	190	187
United States Treasury Note/Bond	1.375%	12/31/2028	110	103
United States Treasury Note/Bond	3.750%	12/31/2028	200	198
United States Treasury Note/Bond	3.500%	1/15/2029	144	142
United States Treasury Note/Bond	1.750%	1/31/2029	182	171
United States Treasury Note/Bond	4.000%	1/31/2029	200	199
United States Treasury Note/Bond	2.625%	2/15/2029	202	194
United States Treasury Note/Bond	3.500%	2/15/2029	212	209
United States Treasury Note/Bond	5.250%	2/15/2029	35	36
United States Treasury Note/Bond	1.875%	2/28/2029	166	156
United States Treasury Note/Bond	4.250%	2/28/2029	266	267
United States Treasury Note/Bond	3.500%	3/15/2029	179	176
United States Treasury Note/Bond	2.375%	3/31/2029	160	153
United States Treasury Note/Bond	4.125%	3/31/2029	220	220
United States Treasury Note/Bond	3.875%	4/15/2029	217	215
United States Treasury Note/Bond	2.875%	4/30/2029	213	206
United States Treasury Note/Bond	4.625%	4/30/2029	254	257
United States Treasury Note/Bond	2.375%	5/15/2029	129	123
United States Treasury Note/Bond	3.875%	5/15/2029	316	314
United States Treasury Note/Bond	2.750%	5/31/2029	263	253
United States Treasury Note/Bond	4.500%	5/31/2029	287	290
United States Treasury Note/Bond	4.125%	6/15/2029	210	210
United States Treasury Note/Bond	3.250%	6/30/2029	296	288
United States Treasury Note/Bond	4.250%	6/30/2029	259	260
United States Treasury Note/Bond	2.625%	7/31/2029	126	120
United States Treasury Note/Bond	4.000%	7/31/2029	248	247
United States Treasury Note/Bond	1.625%	8/15/2029	212	197
United States Treasury Note/Bond	6.125%	8/15/2029	80	84
United States Treasury Note/Bond	3.125%	8/31/2029	188	182
United States Treasury Note/Bond	3.625%	8/31/2029	249	245
United States Treasury Note/Bond	3.500%	9/30/2029	343	336
United States Treasury Note/Bond	3.875%	9/30/2029	125	124
United States Treasury Note/Bond	4.000%	10/31/2029	123	122
United States Treasury Note/Bond	4.125%	10/31/2029	309	309
United States Treasury Note/Bond	1.750%	11/15/2029	119	110
United States Treasury Note/Bond	3.875%	11/30/2029	122	121
United States Treasury Note/Bond	4.125%	11/30/2029	249	249
United States Treasury Note/Bond	3.875%	12/31/2029	123	122
United States Treasury Note/Bond	4.375%	12/31/2029	242	244
United States Treasury Note/Bond	3.500%	1/31/2030	121	118
United States Treasury Note/Bond	4.250%	1/31/2030	289	290
United States Treasury Note/Bond	1.500%	2/15/2030	203	185
United States Treasury Note/Bond	4.000%	2/28/2030	401	399
United States Treasury Note/Bond	3.625%	3/31/2030	122	120
United States Treasury Note/Bond	4.000%	3/31/2030	242	240
United States Treasury Note/Bond	3.500%	4/30/2030	122	119
United States Treasury Note/Bond	3.875%	4/30/2030	309	306
United States Treasury Note/Bond	0.625%	5/15/2030	274	239
United States Treasury Note/Bond	3.750%	5/31/2030	121	119
United States Treasury Note/Bond	4.000%	5/31/2030	249	247
United States Treasury Note/Bond	3.750%	6/30/2030	122	120
United States Treasury Note/Bond	3.875%	6/30/2030	308	304
United States Treasury Note/Bond	3.875%	7/31/2030	288	285
United States Treasury Note/Bond	4.000%	7/31/2030	122	121
United States Treasury Note/Bond	0.625%	8/15/2030	415	359
United States Treasury Note/Bond	3.625%	8/31/2030	248	243
United States Treasury Note/Bond	4.125%	8/31/2030	125	125
United States Treasury Note/Bond	3.625%	9/30/2030	248	243
United States Treasury Note/Bond	4.625%	9/30/2030	127	129
United States Treasury Note/Bond	3.625%	10/31/2030	246	240
United States Treasury Note/Bond	4.875%	10/31/2030	127	130
United States Treasury Note/Bond	0.875%	11/15/2030	382	332
United States Treasury Note/Bond	3.500%	11/30/2030	229	223
United States Treasury Note/Bond	4.375%	11/30/2030	139	140
United States Treasury Note/Bond	3.625%	12/31/2030	295	288
United States Treasury Note/Bond	3.750%	12/31/2030	117	115

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.750%	1/31/2031	236	232
United States Treasury Note/Bond	4.000%	1/31/2031	133	132
United States Treasury Note/Bond	1.125%	2/15/2031	380	332
United States Treasury Note/Bond	5.375%	2/15/2031	50	52
United States Treasury Note/Bond	3.500%	2/28/2031	170	165
United States Treasury Note/Bond	4.250%	2/28/2031	135	135
United States Treasury Note/Bond	3.875%	3/31/2031	265	261
United States Treasury Note/Bond	4.125%	3/31/2031	160	159
United States Treasury Note/Bond	3.875%	4/30/2031	289	285
United States Treasury Note/Bond	4.625%	4/30/2031	171	174
United States Treasury Note/Bond	1.625%	5/15/2031	378	335
United States Treasury Note/Bond	4.125%	5/31/2031	272	271
United States Treasury Note/Bond	4.625%	5/31/2031	167	170
United States Treasury Note/Bond	4.125%	6/30/2031	283	282
United States Treasury Note/Bond	4.250%	6/30/2031	150	150
United States Treasury Note/Bond	4.125%	7/31/2031	185	184
United States Treasury Note/Bond	1.250%	8/15/2031	414	358
United States Treasury Note/Bond	3.750%	8/31/2031	150	147
United States Treasury Note/Bond	3.625%	9/30/2031	150	146
United States Treasury Note/Bond	4.125%	10/31/2031	150	149
United States Treasury Note/Bond	1.375%	11/15/2031	418	361
United States Treasury Note/Bond	4.125%	11/30/2031	220	219
United States Treasury Note/Bond	4.500%	12/31/2031	150	152
United States Treasury Note/Bond	4.375%	1/31/2032	150	151
United States Treasury Note/Bond	1.875%	2/15/2032	386	341
United States Treasury Note/Bond	4.125%	2/29/2032	150	149
United States Treasury Note/Bond	4.125%	3/31/2032	150	149
United States Treasury Note/Bond	4.000%	4/30/2032	150	148
United States Treasury Note/Bond	2.875%	5/15/2032	374	347
United States Treasury Note/Bond	4.125%	5/31/2032	150	149
United States Treasury Note/Bond	4.000%	6/30/2032	143	141
United States Treasury Note/Bond	4.000%	7/31/2032	150	148
United States Treasury Note/Bond	2.750%	8/15/2032	371	341
United States Treasury Note/Bond	3.875%	8/31/2032	144	141
United States Treasury Note/Bond	3.875%	9/30/2032	150	147
United States Treasury Note/Bond	3.750%	10/31/2032	226	219
United States Treasury Note/Bond	4.125%	11/15/2032	372	369
United States Treasury Note/Bond	3.750%	11/30/2032	177	172
United States Treasury Note/Bond	3.875%	12/31/2032	157	153
United States Treasury Note/Bond	4.000%	1/31/2033	210	206
United States Treasury Note/Bond	3.500%	2/15/2033	356	340
United States Treasury Note/Bond	3.750%	2/28/2033	249	241
United States Treasury Note/Bond	4.250%	3/31/2033	251	250
United States Treasury Note/Bond	4.125%	4/30/2033	205	203
United States Treasury Note/Bond	3.375%	5/15/2033	361	341
United States Treasury Note/Bond	4.250%	5/31/2033	159	158
United States Treasury Note/Bond	4.250%	6/30/2033	159	158
United States Treasury Note/Bond	3.875%	8/15/2033	397	386
United States Treasury Note/Bond	4.500%	11/15/2033	400	404
United States Treasury Note/Bond	4.000%	2/15/2034	472	461
United States Treasury Note/Bond	4.375%	5/15/2034	394	394
United States Treasury Note/Bond	3.875%	8/15/2034	392	379
United States Treasury Note/Bond	4.250%	11/15/2034	394	390
United States Treasury Note/Bond	4.625%	2/15/2035	355	361
United States Treasury Note/Bond	4.250%	5/15/2035	344	340
United States Treasury Note/Bond	4.250%	8/15/2035	368	363
United States Treasury Note/Bond	4.000%	11/15/2035	345	334
United States Treasury Note/Bond	4.125%	2/15/2036	435	425
United States Treasury Note/Bond	4.500%	2/15/2036	22	22
United States Treasury Note/Bond	4.375%	5/15/2036	209	208
United States Treasury Note/Bond	4.750%	2/15/2037	10	10
United States Treasury Note/Bond	5.000%	5/15/2037	23	24
United States Treasury Note/Bond	4.375%	2/15/2038	20	20
United States Treasury Note/Bond	3.500%	2/15/2039	3	3
United States Treasury Note/Bond	4.250%	5/15/2039	39	38
United States Treasury Note/Bond	4.500%	8/15/2039	42	41
United States Treasury Note/Bond	4.375%	11/15/2039	45	44
United States Treasury Note/Bond	4.625%	2/15/2040	45	45
United States Treasury Note/Bond	1.125%	5/15/2040	132	84
United States Treasury Note/Bond	4.375%	5/15/2040	45	44

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.125%	8/15/2040	160	100
United States Treasury Note/Bond	3.875%	8/15/2040	41	37
United States Treasury Note/Bond	1.375%	11/15/2040	192	124
United States Treasury Note/Bond	4.250%	11/15/2040	41	39
United States Treasury Note/Bond	1.875%	2/15/2041	187	130
United States Treasury Note/Bond	4.750%	2/15/2041	49	49
United States Treasury Note/Bond	2.250%	5/15/2041	83	61
United States Treasury Note/Bond	4.375%	5/15/2041	41	39
United States Treasury Note/Bond	1.750%	8/15/2041	239	160
United States Treasury Note/Bond	3.750%	8/15/2041	31	28
United States Treasury Note/Bond	2.000%	11/15/2041	221	153
United States Treasury Note/Bond	3.125%	11/15/2041	43	35
United States Treasury Note/Bond	2.375%	2/15/2042	159	116
United States Treasury Note/Bond	3.125%	2/15/2042	50	41
United States Treasury Note/Bond	3.000%	5/15/2042	43	34
United States Treasury Note/Bond	3.250%	5/15/2042	145	119
United States Treasury Note/Bond	2.750%	8/15/2042	50	38
United States Treasury Note/Bond	3.375%	8/15/2042	83	69
United States Treasury Note/Bond	2.750%	11/15/2042	75	57
United States Treasury Note/Bond	4.000%	11/15/2042	131	118
United States Treasury Note/Bond	3.125%	2/15/2043	64	51
United States Treasury Note/Bond	3.875%	2/15/2043	125	111
United States Treasury Note/Bond	2.875%	5/15/2043	103	79
United States Treasury Note/Bond	3.875%	5/15/2043	130	115
United States Treasury Note/Bond	3.625%	8/15/2043	77	66
United States Treasury Note/Bond	4.375%	8/15/2043	146	137
United States Treasury Note/Bond	3.750%	11/15/2043	78	67
United States Treasury Note/Bond	4.750%	11/15/2043	146	144
United States Treasury Note/Bond	3.625%	2/15/2044	81	69
United States Treasury Note/Bond	4.500%	2/15/2044	146	139
United States Treasury Note/Bond	3.375%	5/15/2044	77	63
United States Treasury Note/Bond	4.625%	5/15/2044	146	141
United States Treasury Note/Bond	3.125%	8/15/2044	99	77
United States Treasury Note/Bond	4.125%	8/15/2044	144	130
United States Treasury Note/Bond	3.000%	11/15/2044	82	63
United States Treasury Note/Bond	4.625%	11/15/2044	146	141
United States Treasury Note/Bond	2.500%	2/15/2045	88	62
United States Treasury Note/Bond	4.750%	2/15/2045	206	202
United States Treasury Note/Bond	3.000%	5/15/2045	47	36
United States Treasury Note/Bond	5.000%	5/15/2045	146	147
United States Treasury Note/Bond	2.875%	8/15/2045	72	53
United States Treasury Note/Bond	4.875%	8/15/2045	146	145
United States Treasury Note/Bond	3.000%	11/15/2045	91	68
United States Treasury Note/Bond	4.625%	11/15/2045	119	114
United States Treasury Note/Bond	2.500%	2/15/2046	141	97
United States Treasury Note/Bond	4.625%	2/15/2046	205	197
United States Treasury Note/Bond	2.500%	5/15/2046	138	95
United States Treasury Note/Bond	5.000%	5/15/2046	84	85
United States Treasury Note/Bond	2.250%	8/15/2046	185	121
United States Treasury Note/Bond	2.875%	11/15/2046	58	42
United States Treasury Note/Bond	3.000%	2/15/2047	88	65
United States Treasury Note/Bond	3.000%	5/15/2047	74	55
United States Treasury Note/Bond	2.750%	8/15/2047	113	80
United States Treasury Note/Bond	2.750%	11/15/2047	113	80
United States Treasury Note/Bond	3.000%	2/15/2048	124	91
United States Treasury Note/Bond	3.125%	5/15/2048	198	149
United States Treasury Note/Bond	3.000%	8/15/2048	146	107
United States Treasury Note/Bond	3.375%	11/15/2048	149	116
United States Treasury Note/Bond	3.000%	2/15/2049	155	113
United States Treasury Note/Bond	2.875%	5/15/2049	157	111
United States Treasury Note/Bond	2.250%	8/15/2049	143	89
United States Treasury Note/Bond	2.375%	11/15/2049	207	132
United States Treasury Note/Bond	2.000%	2/15/2050	165	96
United States Treasury Note/Bond	1.250%	5/15/2050	199	95
United States Treasury Note/Bond	1.375%	8/15/2050	326	160
United States Treasury Note/Bond	1.625%	11/15/2050	238	124
United States Treasury Note/Bond	1.875%	2/15/2051	244	136
United States Treasury Note/Bond	2.375%	5/15/2051	247	154
United States Treasury Note/Bond	2.000%	8/15/2051	264	150
United States Treasury Note/Bond	1.875%	11/15/2051	240	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	2/15/2052	214	129
	United States Treasury Note/Bond	2.875%	5/15/2052	201	139
	United States Treasury Note/Bond	3.000%	8/15/2052	189	134
	United States Treasury Note/Bond	4.000%	11/15/2052	199	170
	United States Treasury Note/Bond	3.625%	2/15/2053	223	178
	United States Treasury Note/Bond	3.625%	5/15/2053	203	162
	United States Treasury Note/Bond	4.125%	8/15/2053	277	242
	United States Treasury Note/Bond	4.750%	11/15/2053	230	222
	United States Treasury Note/Bond	4.250%	2/15/2054	283	252
	United States Treasury Note/Bond	4.625%	5/15/2054	235	223
	United States Treasury Note/Bond	4.250%	8/15/2054	238	213
	United States Treasury Note/Bond	4.500%	11/15/2054	275	256
	United States Treasury Note/Bond	4.625%	2/15/2055	244	232
	United States Treasury Note/Bond	4.750%	5/15/2055	236	229
	United States Treasury Note/Bond	4.750%	8/15/2055	234	227
	United States Treasury Note/Bond	4.625%	11/15/2055	253	241
	United States Treasury Note/Bond	4.750%	2/15/2056	250	243
	United States Treasury Note/Bond	5.000%	5/15/2056	148	150
					52,148
Agency Bonds and Notes (0.5%)
	Federal Farm Credit Banks	3.500%	11/10/2027	50	49
	Federal Farm Credit Banks	3.500%	1/21/2028	50	49
	Federal Farm Credit Banks	3.875%	3/27/2029	100	99
	Federal Home Loan Banks	4.500%	3/10/2028	50	50
[1]	Federal Home Loan Banks	4.125%	6/1/2028	40	40
	Federal Home Loan Banks	4.750%	12/13/2030	35	36
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	50	54
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	40	44
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	35	39
[2]	Federal National Mortgage Assn.	0.750%	10/8/2027	75	72
[2]	Federal National Mortgage Assn.	6.250%	5/15/2029	50	53
	Tennessee Valley Authority	5.250%	9/15/2039	50	52
					637
Conventional Mortgage-Backed Securities (16.1%)
[1,3]	Ginnie Mae II Pool	2.000%	12/20/2050–7/15/2056	595	487
[1]	Ginnie Mae II Pool	2.500%	8/20/2050–4/20/2052	562	480
[1,3]	Ginnie Mae II Pool	3.000%	11/20/2046–7/15/2056	551	491
[1,3]	Ginnie Mae II Pool	3.500%	11/20/2045–7/15/2056	463	422
[1]	Ginnie Mae II Pool	4.000%	5/20/2049–2/20/2056	355	333
[1,3]	Ginnie Mae II Pool	4.500%	10/20/2052–7/15/2056	552	532
[1,3]	Ginnie Mae II Pool	5.000%	10/20/2052–7/15/2056	972	961
[1,3]	Ginnie Mae II Pool	5.500%	9/20/2053–7/15/2056	865	871
[1]	Ginnie Mae II Pool	6.000%	1/20/2053–3/20/2056	462	475
[1]	Ginnie Mae II Pool	6.500%	4/20/2054–5/20/2055	125	129
[1,2]	UMBS Pool	1.500%	2/1/2041–4/1/2052	508	397
[1,2,3]	UMBS Pool	2.000%	9/1/2036–7/25/2056	3,314	2,756
[1,2,3]	UMBS Pool	2.500%	5/1/2037–7/25/2056	2,157	1,848
[1,2,3]	UMBS Pool	3.000%	3/1/2038–7/25/2056	1,479	1,313
[1,2,3]	UMBS Pool	3.500%	9/1/2042–7/25/2056	944	869
[1,2,3]	UMBS Pool	4.000%	1/1/2034–7/25/2056	892	844
[1,2,3]	UMBS Pool	4.500%	1/1/2041–7/25/2056	959	930
[1,2,3]	UMBS Pool	5.000%	9/1/2040–7/25/2056	1,922	1,899
[1,2,3]	UMBS Pool	5.500%	6/1/2041–8/25/2056	2,081	2,102
[1,2,3]	UMBS Pool	6.000%	7/1/2053–8/25/2056	1,613	1,658
[1,2,3]	UMBS Pool	6.500%	8/1/2054–7/25/2056	729	758
					20,555
Total U.S. Government and Agency Obligations (Cost $74,312)					73,340
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
[1]	Ally Auto Receivables Trust Series 2026-1	4.020%	6/15/2031	12	12
[1]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	100	102
[1]	BA Credit Card Trust Series 2026-A1	4.220%	4/15/2031	8	8
[1]	BANK Series 2022-BNK39	3.181%	2/15/2055	75	68
[1]	BANK Series 2024-5YR8	5.884%	8/15/2057	57	59
[1]	BANK Series 2025-BNK51	5.544%	12/25/2067	10	10
[1,3]	BANK Series 2026-BNK52	5.586%	6/15/2036	10	10
[1]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	20	18
[1]	BBCMS Mortgage Trust Series 2025-5C34	5.659%	5/15/2058	32	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	19	20
[1]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	10	10
[1]	BBCMS Mortgage Trust Series 2025-C39	6.012%	12/15/2058	10	10
[1]	Benchmark Mortgage Trust Series 2018-B7	4.241%	5/15/2053	67	66
[1]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	50	44
[1]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	25	24
[1]	Benchmark Mortgage Trust Series 2023-B40	6.054%	12/15/2056	25	26
[1]	Benchmark Mortgage Trust Series 2025-V18	5.184%	10/15/2058	15	15
[1]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	100	102
[1]	BMO Mortgage Trust Series 2026-5C14	5.209%	3/15/2059	10	10
[1]	BMO Mortgage Trust Series 2026-5C14	5.539%	3/15/2059	10	10
[1]	BMW Vehicle Lease Trust Series 2025-2	3.970%	9/25/2028	20	20
[1]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	10	10
[1]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	85	85
[1]	CarMax Select Receivables Trust Series 2026-A	3.990%	5/17/2032	5	5
[1]	CarMax Select Receivables Trust Series 2026-B	4.640%	12/16/2030	5	5
[1]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	45	46
[1]	CNH Equipment Trust Series 2026-A	4.000%	5/15/2031	10	10
[1]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	1	1
[1,2]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	107	108
[1,2]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	40	39
[1,2]	Fannie Mae-Aces Series 2026-M11	4.250%	4/25/2033	10	10
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	40	39
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	150	144
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	25	24
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K176	4.385%	12/25/2035	10	10
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K177	4.300%	1/25/2036	5	5
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K178	4.400%	2/25/2036	10	10
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K180	4.350%	4/25/2035	20	19
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	80	80
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K552	4.092%	11/25/2030	20	20
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K553	4.070%	12/25/2030	25	25
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K554	4.220%	12/25/2030	35	35
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	140	142
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	70	68
[1]	First National Master Note Trust Series 2026-1	4.610%	5/15/2031	10	10
[1]	Ford Credit Auto Lease Trust Series 2026-A	4.000%	7/15/2029	2	2
[1]	Ford Credit Floorplan Master Owner Trust A Series 2026-1	4.420%	5/15/2031	10	10
[1]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.600%	5/15/2033	6	6
[1]	GM Financial Automobile Leasing Trust Series 2026-1	3.880%	1/22/2029	15	15
[1]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.840%	5/16/2031	8	8
[1]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.970%	6/16/2032	10	10
[1]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	5	5
[1]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	60	60
[1]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	25	25
[1]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	30	29
[1]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.930%	1/15/2030	3	3
[1]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.970%	4/15/2031	2	2
[1]	Morgan Stanley Capital I Trust Series 2020-HR8	3.714%	7/15/2053	30	26
[1]	Porsche Innovative Lease Owner Trust Series 2026-1A	4.410%	8/20/2029	3	3
[1]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	25	25
[1]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	30	30
[1]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	15	15
[1]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	15	15
[1]	Toyota Auto Receivables Owner Trust Series 2026-A	3.860%	9/16/2030	3	3
[1]	Toyota Auto Receivables Owner Trust Series 2026-A	3.970%	7/15/2031	3	3
[1]	Wells Fargo Commercial Mortgage Trust Series 2021-C60	2.342%	8/15/2054	62	55
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-5C3	6.096%	1/15/2058	40	41
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	10	10
[1]	World Omni Auto Receivables Trust Series 2026-A	3.860%	5/15/2031	5	5
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,059)					2,033
Corporate Bonds (31.3%)
Communications (3.2%)
[4]	Advantage Sales & Marketing Inc.	9.000%	11/15/2030	2	2
	Airbnb Inc.	4.400%	3/16/2029	7	7
	Airbnb Inc.	4.650%	3/16/2031	2	2
	Airbnb Inc.	5.250%	3/16/2036	4	4
[4]	Allen Media LLC	10.500%	2/15/2028	2	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alphabet Inc.	4.000%	5/15/2030	23	23
	Alphabet Inc.	1.100%	8/15/2030	5	4
	Alphabet Inc.	4.100%	2/15/2031	5	5
	Alphabet Inc.	4.400%	2/15/2033	2	2
	Alphabet Inc.	4.500%	5/15/2035	5	5
	Alphabet Inc.	4.700%	11/15/2035	25	24
	Alphabet Inc.	4.800%	2/15/2036	6	6
	Alphabet Inc.	1.900%	8/15/2040	60	40
	Alphabet Inc.	5.500%	2/15/2046	18	18
	Alphabet Inc.	2.050%	8/15/2050	5	3
	Alphabet Inc.	5.250%	5/15/2055	10	9
	Alphabet Inc.	5.650%	2/15/2056	10	10
	Alphabet Inc.	2.250%	8/15/2060	10	5
	Alphabet Inc.	5.700%	11/15/2075	15	14
[4]	Altice Financing SA	9.625%	7/15/2027	3	2
[4]	Altice Financing SA	5.000%	1/15/2028	6	4
[4]	Altice Financing SA	5.750%	8/15/2029	4	3
[4]	Altice France Lux 3	10.000%	1/15/2033	4	4
[4]	Altice France SA	9.500%	11/1/2029	6	6
[4]	Altice France SA	6.875%	10/15/2030	2	2
[4]	Altice France SA	6.500%	10/15/2031	2	2
[4]	Altice France SA	6.500%	4/15/2032	6	6
[4]	Altice France SA	6.875%	7/15/2032	5	5
[4]	AMC Global Media Inc.	10.500%	7/15/2032	5	5
	America Movil SAB de CV	3.625%	4/22/2029	2	2
	America Movil SAB de CV	2.875%	5/7/2030	2	2
	America Movil SAB de CV	4.700%	7/21/2032	23	23
	America Movil SAB de CV	5.000%	1/20/2033	3	3
	America Movil SAB de CV	6.125%	11/15/2037	13	14
	America Movil SAB de CV	6.125%	3/30/2040	3	3
	America Movil SAB de CV	4.375%	7/16/2042	2	2
	America Movil SAB de CV	4.375%	4/22/2049	2	2
[4]	Angi Group LLC	3.875%	8/15/2028	2	2
[4]	AP Core Holdings II LLC	11.000%	5/15/2031	3	3
[4]	APLD ComputeCo LLC	9.250%	12/15/2030	8	9
[4]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	9	9
[4]	APLD ComputeCo 3 LLC	7.000%	6/15/2031	5	5
	AppLovin Corp.	5.375%	12/1/2031	5	5
	AppLovin Corp.	5.500%	12/1/2034	5	5
	AppLovin Corp.	5.950%	12/1/2054	9	9
[4]	Arches Buyer Inc.	4.250%	6/1/2028	2	2
[4]	Arches Buyer Inc.	6.125%	12/1/2028	2	2
	AT&T Inc.	1.650%	2/1/2028	11	10
[1]	AT&T Inc.	4.100%	2/15/2028	5	5
	AT&T Inc.	4.350%	3/1/2029	23	23
[1]	AT&T Inc.	4.300%	2/15/2030	21	21
	AT&T Inc.	4.700%	8/15/2030	56	56
	AT&T Inc.	4.400%	4/30/2031	5	5
	AT&T Inc.	2.250%	2/1/2032	5	4
	AT&T Inc.	4.750%	4/30/2033	8	8
	AT&T Inc.	2.550%	12/1/2033	13	11
	AT&T Inc.	5.400%	2/15/2034	5	5
	AT&T Inc.	4.500%	5/15/2035	5	5
	AT&T Inc.	4.900%	11/1/2035	14	14
	AT&T Inc.	5.125%	4/30/2036	3	3
	AT&T Inc.	5.250%	10/30/2036	8	8
	AT&T Inc.	5.250%	3/1/2037	5	5
	AT&T Inc.	4.900%	8/15/2037	5	5
	AT&T Inc.	6.550%	2/15/2039	33	36
	AT&T Inc.	3.500%	6/1/2041	10	8
	AT&T Inc.	4.300%	12/15/2042	14	12
	AT&T Inc.	4.650%	6/1/2044	5	4
	AT&T Inc.	4.800%	6/15/2044	13	11
	AT&T Inc.	4.350%	6/15/2045	5	4
	AT&T Inc.	5.550%	11/1/2045	5	5
	AT&T Inc.	5.850%	4/30/2046	10	10
	AT&T Inc.	4.750%	5/15/2046	5	4
	AT&T Inc.	4.550%	3/9/2049	5	4
	AT&T Inc.	3.650%	6/1/2051	5	3
	AT&T Inc.	3.500%	9/15/2053	17	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	5.700%	11/1/2054	5	5
	AT&T Inc.	3.550%	9/15/2055	10	6
	AT&T Inc.	6.000%	4/30/2056	20	19
	AT&T Inc.	6.200%	10/30/2056	10	10
	AT&T Inc.	3.800%	12/1/2057	10	7
	AT&T Inc.	3.650%	9/15/2059	10	6
	AT&T Inc.	3.500%	2/1/2061	20	12
	AT&T Inc.	6.300%	10/30/2066	5	5
	Baidu Inc.	4.375%	3/29/2028	50	50
	Baidu Inc.	2.375%	8/23/2031	20	18
[4]	Banijay Entertainment SAS	8.125%	5/1/2029	1	1
[4]	Beacon Point DC LLC	6.129%	11/30/2042	15	15
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/2034	5	5
	Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	5	5
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	5	4
	Bell Telephone Co. of Canada or Bell Canada	6.875%	9/15/2055	4	4
	Bell Telephone Co. of Canada or Bell Canada	7.000%	9/15/2055	4	4
[4]	Black Pearl Compute LLC	6.125%	2/15/2031	5	5
[4]	Block Communications Inc.	10.250%	3/1/2031	2	2
	Booking Holdings Inc.	5.375%	5/7/2036	2	2
	British Telecommunications Ltd.	9.625%	12/15/2030	5	6
[4]	British Telecommunications Ltd.	4.875%	11/23/2081	2	2
[4]	Cable One Inc.	4.000%	11/15/2030	2	1
[4]	Cars.com Inc.	6.375%	11/1/2028	1	1
[4]	CCO Holdings LLC	5.000%	2/1/2028	3	3
[4]	CCO Holdings LLC	5.375%	6/1/2029	9	9
[4]	CCO Holdings LLC	6.375%	9/1/2029	7	7
[4]	CCO Holdings LLC	4.750%	3/1/2030	5	5
[4]	CCO Holdings LLC	4.500%	8/15/2030	9	8
[4]	CCO Holdings LLC	4.250%	2/1/2031	9	8
[4]	CCO Holdings LLC	7.375%	3/1/2031	2	2
[4]	CCO Holdings LLC	4.750%	2/1/2032	3	3
	CCO Holdings LLC	4.500%	5/1/2032	11	10
[4]	CCO Holdings LLC	7.000%	2/1/2033	5	5
[4]	CCO Holdings LLC	4.500%	6/1/2033	13	11
[4]	CCO Holdings LLC	4.250%	1/15/2034	8	7
[4]	CCO Holdings LLC	7.375%	2/1/2036	5	5
	Charter Communications Operating LLC	2.250%	1/15/2029	10	9
	Charter Communications Operating LLC	5.050%	3/30/2029	25	25
	Charter Communications Operating LLC	6.100%	6/1/2029	10	10
	Charter Communications Operating LLC	2.300%	2/1/2032	10	8
	Charter Communications Operating LLC	6.650%	2/1/2034	50	51
	Charter Communications Operating LLC	6.384%	10/23/2035	5	5
	Charter Communications Operating LLC	5.850%	12/1/2035	5	5
	Charter Communications Operating LLC	5.375%	4/1/2038	5	4
	Charter Communications Operating LLC	3.500%	6/1/2041	5	3
	Charter Communications Operating LLC	3.500%	3/1/2042	7	5
	Charter Communications Operating LLC	6.484%	10/23/2045	5	5
	Charter Communications Operating LLC	5.375%	5/1/2047	5	4
	Charter Communications Operating LLC	5.750%	4/1/2048	5	4
	Charter Communications Operating LLC	5.125%	7/1/2049	19	15
	Charter Communications Operating LLC	4.800%	3/1/2050	5	4
	Charter Communications Operating LLC	3.700%	4/1/2051	5	3
	Charter Communications Operating LLC	3.900%	6/1/2052	5	3
	Charter Communications Operating LLC	6.834%	10/23/2055	5	5
	Charter Communications Operating LLC	6.700%	12/1/2055	15	14
	Charter Communications Operating LLC	3.850%	4/1/2061	5	3
	Charter Communications Operating LLC	4.400%	12/1/2061	5	3
[4]	Cipher Compute LLC	7.125%	11/15/2030	6	6
[4]	Clear Channel Outdoor Holdings Inc.	7.500%	6/1/2029	4	4
[4]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	2	2
[4]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	2	2
[4]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	4	4
[4]	CMG Media Corp.	8.875%	6/18/2029	2	1
[4]	Cogent Communications Group LLC	7.000%	6/15/2027	117	117
[4]	Cogent Communications Group LLC	6.500%	7/1/2032	7	6
	Comcast Corp.	2.650%	2/1/2030	5	5
	Comcast Corp.	3.400%	4/1/2030	5	5
	Comcast Corp.	4.250%	10/15/2030	5	5
	Comcast Corp.	1.950%	1/15/2031	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	1.500%	2/15/2031	5	4
	Comcast Corp.	5.500%	11/15/2032	20	21
	Comcast Corp.	4.250%	1/15/2033	5	5
	Comcast Corp.	4.650%	2/15/2033	18	18
	Comcast Corp.	7.050%	3/15/2033	5	6
	Comcast Corp.	5.300%	5/15/2035	5	5
	Comcast Corp.	6.500%	11/15/2035	75	80
	Comcast Corp.	3.900%	3/1/2038	8	7
	Comcast Corp.	4.600%	10/15/2038	23	21
	Comcast Corp.	3.250%	11/1/2039	10	8
	Comcast Corp.	3.400%	7/15/2046	5	3
	Comcast Corp.	4.000%	8/15/2047	7	5
	Comcast Corp.	3.969%	11/1/2047	5	4
	Comcast Corp.	4.700%	10/15/2048	5	4
	Comcast Corp.	3.999%	11/1/2049	5	4
	Comcast Corp.	3.450%	2/1/2050	5	3
	Comcast Corp.	2.800%	1/15/2051	5	3
	Comcast Corp.	2.887%	11/1/2051	5	3
	Comcast Corp.	2.450%	8/15/2052	25	13
	Comcast Corp.	5.350%	5/15/2053	5	4
	Comcast Corp.	5.650%	6/1/2054	5	4
	Comcast Corp.	2.937%	11/1/2056	16	9
	Comcast Corp.	2.987%	11/1/2063	10	5
[4]	Connect Finco Sarl	9.000%	9/15/2029	6	6
[4]	Connect Holding II LLC	10.500%	4/3/2031	7	7
[4]	Core Scientific Finance I LLC	7.750%	5/15/2031	11	11
[4]	Cox Communications Inc.	3.500%	8/15/2027	5	5
[4]	Cox Communications Inc.	5.450%	9/15/2028	5	5
[4]	Cox Communications Inc.	5.700%	6/15/2033	5	5
[4]	Cox Communications Inc.	2.950%	10/1/2050	5	3
[4]	Cox Communications Inc.	5.950%	9/1/2054	7	6
[4]	CSC Holdings LLC	5.375%	2/1/2028	7	4
[4]	CSC Holdings LLC	7.500%	4/1/2028	3	1
[4]	CSC Holdings LLC	11.250%	5/15/2028	4	3
[4]	CSC Holdings LLC	11.750%	1/31/2029	7	4
[4]	CSC Holdings LLC	6.500%	2/1/2029	6	4
[4]	CSC Holdings LLC	5.750%	1/15/2030	8	2
[4]	CSC Holdings LLC	4.125%	12/1/2030	2	1
[4]	CSC Holdings LLC	4.625%	12/1/2030	5	1
[4]	CSC Holdings LLC	3.375%	2/15/2031	6	4
[4]	CSC Holdings LLC	4.500%	11/15/2031	4	2
[4]	CSC Holdings LLC	5.000%	11/15/2031	4	1
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	5	6
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	5	6
[4]	Directv Financing LLC	5.875%	8/15/2027	2	2
[4]	Directv Financing LLC	8.875%	2/1/2030	14	14
[4]	Directv Financing LLC	10.000%	2/15/2031	5	5
[4]	Directv Financing LLC	9.250%	6/1/2032	5	5
[1]	Discovery Communications LLC	3.950%	3/20/2028	2	2
[1]	Discovery Communications LLC	4.125%	5/15/2029	4	4
[1]	Discovery Communications LLC	3.625%	5/15/2030	4	4
[1]	Discovery Communications LLC	5.000%	9/20/2037	3	2
[1]	Discovery Communications LLC	6.350%	6/1/2040	7	6
[1]	Discovery Global Holdings Inc.	4.054%	3/15/2029	7	7
	Discovery Global Holdings Inc.	4.279%	3/15/2032	2	2
[1]	Discovery Global Holdings Inc.	4.279%	3/15/2032	5	4
[1]	Discovery Global Holdings Inc.	5.050%	3/15/2042	10	7
[1]	Discovery Global Holdings Inc.	5.141%	3/15/2052	4	3
[5]	DISH DBS Corp.	7.375%	7/1/2028	5	5
[4,5]	DISH DBS Corp.	5.750%	12/1/2028	10	10
[5]	DISH DBS Corp.	5.125%	6/1/2029	3	3
[4]	DISH Network Corp.	11.750%	11/15/2027	9	9
[4]	Dotdash Meredith Inc.	7.625%	6/15/2032	2	2
[1]	EchoStar Corp.	10.750%	11/30/2029	19	20
[6]	EchoStar Corp., 6.750% PIK or 6.750% Cash	6.750%	11/30/2030	6	6
[4]	Edged Compute LLC	7.500%	4/30/2031	6	6
[4]	ELK Grove Village Property LLC	7.500%	6/15/2031	3	3
	Embarq LLC	7.995%	6/1/2036	4	1
[4]	EW Scripps Co.	9.875%	8/15/2030	2	2
	Expedia Group Inc.	5.500%	4/15/2036	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fibercop SpA	6.375%	11/15/2033	6	6
[4]	Fibercop SpA	6.000%	9/30/2034	4	4
[4]	Flash Compute LLC	7.250%	12/31/2030	5	5
	Fox Corp.	4.709%	1/25/2029	10	10
	Fox Corp.	6.500%	10/13/2033	5	5
	Fox Corp.	5.576%	1/25/2049	5	5
[4]	GCI LLC	4.750%	10/15/2028	2	2
[4]	Getty Images Inc.	14.000%	3/1/2028	2	2
[4]	Getty Images Inc.	11.250%	2/21/2030	2	2
[4]	Getty Images Inc.	10.500%	11/15/2030	2	2
[4]	Go Daddy Operating Co. LLC	5.250%	12/1/2027	2	2
[4]	Go Daddy Operating Co. LLC	3.500%	3/1/2029	3	3
[4]	Gray Media Inc.	4.750%	10/15/2030	4	3
[4]	Gray Media Inc.	5.375%	11/15/2031	4	3
[4]	Gray Media Inc.	9.625%	7/15/2032	2	2
[4]	Gray Media Inc.	7.250%	8/15/2033	3	3
[4,6]	GrubHub Holdings Inc., 6.000% PIK and 7.000% Cash	13.000%	7/31/2030	2	2
	Grupo Televisa SAB	5.000%	5/13/2045	5	3
	Grupo Televisa SAB	6.125%	1/31/2046	5	4
[4]	HUT 8 DC LLC	6.192%	11/15/2042	15	15
[4]	iHeartCommunications Inc.	4.750%	1/15/2028	3	3
[4]	iHeartCommunications Inc.	9.125%	5/1/2029	4	4
[4]	iHeartCommunications Inc.	10.875%	5/1/2030	2	2
[4]	iHeartCommunications Inc.	7.750%	8/15/2030	2	2
[4]	iHeartCommunications Inc.	7.000%	1/15/2031	2	2
[4]	Iliad Holding SAS	7.000%	10/15/2028	5	5
[4]	Iliad Holding SAS	8.500%	4/15/2031	1	1
[4]	Iliad Holding SAS	7.000%	4/15/2032	3	3
	Koninklijke KPN NV	8.375%	10/1/2030	23	26
	Lamar Media Corp.	4.000%	2/15/2030	2	2
	Lamar Media Corp.	3.625%	1/15/2031	2	2
[4]	Lamar Media Corp.	5.375%	11/1/2033	1	1
[4]	LCPR Senior Secured Financing DAC	6.750%	10/15/2027	5	3
[4]	LCPR Senior Secured Financing DAC	5.125%	7/15/2029	2	1
[4]	Level 3 Financing Inc.	6.875%	6/30/2033	4	4
[4]	Level 3 Financing Inc.	7.000%	3/31/2034	10	10
[4]	Level 3 Financing Inc.	8.500%	1/15/2036	6	6
[4]	Level 3 Financing Inc.	7.500%	2/15/2037	5	5
[4]	Lumen Technologies Inc.	4.500%	1/15/2029	3	3
[4]	Lumen Technologies Inc.	5.375%	6/15/2029	2	2
[1]	Lumen Technologies Inc.	7.600%	9/15/2039	2	2
[4]	Match Group Holdings II LLC	5.000%	12/15/2027	1	1
[4]	Match Group Holdings II LLC	3.625%	10/1/2031	6	5
[4]	McGraw-Hill Education Inc.	5.750%	8/1/2028	4	4
[4]	McGraw-Hill Education Inc.	8.000%	8/1/2029	4	4
[4]	McGraw-Hill Education Inc.	7.375%	9/1/2031	1	1
[4]	Meituan	4.500%	5/5/2031	5	5
[4]	Meridian Arc Holdco LLC	6.250%	4/30/2031	19	19
	Meta Platforms Inc.	3.500%	8/15/2027	48	48
	Meta Platforms Inc.	4.600%	5/15/2028	18	18
	Meta Platforms Inc.	4.300%	8/15/2029	6	6
	Meta Platforms Inc.	4.800%	5/15/2030	5	5
	Meta Platforms Inc.	4.200%	11/15/2030	43	42
	Meta Platforms Inc.	4.550%	5/15/2031	5	5
	Meta Platforms Inc.	3.850%	8/15/2032	50	47
	Meta Platforms Inc.	4.875%	5/15/2033	24	24
	Meta Platforms Inc.	4.750%	8/15/2034	5	5
	Meta Platforms Inc.	4.875%	11/15/2035	52	51
	Meta Platforms Inc.	5.250%	5/15/2036	9	9
	Meta Platforms Inc.	5.500%	11/15/2045	12	11
	Meta Platforms Inc.	6.200%	5/15/2046	17	17
	Meta Platforms Inc.	5.600%	5/15/2053	39	35
	Meta Platforms Inc.	5.400%	8/15/2054	5	4
	Meta Platforms Inc.	6.300%	5/15/2056	21	21
	Meta Platforms Inc.	4.650%	8/15/2062	19	14
	Meta Platforms Inc.	5.750%	5/15/2063	5	4
	Meta Platforms Inc.	5.550%	8/15/2064	5	4
	Meta Platforms Inc.	5.750%	11/15/2065	15	13
	Meta Platforms Inc.	6.450%	5/15/2066	10	10
[4]	Midcontinent Communications	8.000%	8/15/2032	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Neptune Bidco US Inc.	9.290%	4/15/2029	15	15
[4]	Neptune Bidco US Inc.	10.375%	5/15/2031	4	4
[4]	Neptune Bidco US Inc.	9.500%	2/15/2033	4	4
	Netflix Inc.	5.875%	11/15/2028	5	5
[4]	Netflix Inc.	4.875%	6/15/2030	5	5
	Netflix Inc.	5.400%	8/15/2054	5	5
[4]	Newfold Digital Holdings Group Inc.	11.750%	4/30/2029	3	2
[4]	Nexstar Media Inc.	4.750%	11/1/2028	3	3
[4]	Nexstar Media Inc.	6.500%	9/15/2033	12	12
[4]	Nexstar Media Inc.	7.250%	4/15/2034	6	6
[4]	NTT Finance Corp.	5.104%	7/2/2027	5	5
[4]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	12	13
[4]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	10	11
	Omnicom Group Inc.	2.600%	8/1/2031	20	18
[4]	Ooredoo International Finance Ltd.	4.500%	1/31/2043	50	45
	Orange SA	9.000%	3/1/2031	13	15
[4]	Orange SA	5.000%	1/13/2036	25	24
	Orange SA	5.500%	2/6/2044	5	5
[4]	Orange SA	5.750%	1/13/2056	25	25
[4]	Outfront Media Capital LLC	4.250%	1/15/2029	1	1
[4]	Outfront Media Capital LLC	7.375%	2/15/2031	5	5
	Paramount Global	7.875%	7/30/2030	8	8
	Paramount Global	4.950%	1/15/2031	5	5
	Paramount Global	4.200%	5/19/2032	14	12
	Paramount Global	5.500%	5/15/2033	5	4
	Paramount Global	5.850%	9/1/2043	5	4
	Paramount Global	4.950%	5/19/2050	12	8
[4]	Photo Holdings LLC	12.000%	7/1/2031	4	4
[4]	Playtika Holding Corp.	4.250%	3/15/2029	2	2
[4]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	17	17
[4,6]	Radiate Holdco LLC, 3.250% PIK and 6.000% Cash	9.250%	3/25/2030	3	2
[4]	ROBLOX Corp.	3.875%	5/1/2030	3	3
	Rogers Communications Inc.	3.800%	3/15/2032	5	5
	Rogers Communications Inc.	4.300%	2/15/2048	5	4
	Rogers Communications Inc.	3.700%	11/15/2049	20	14
	Rogers Communications Inc.	4.550%	3/15/2052	5	4
	Rogers Communications Inc.	7.000%	4/15/2055	4	4
	Rogers Communications Inc.	7.125%	4/15/2055	3	3
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	6	5
[4]	Scripps Escrow II Inc.	5.375%	1/15/2031	2	1
[4]	SE Cosmos LLC	8.875%	5/1/2031	4	4
[4]	SES AMERICOM Inc.	5.300%	3/25/2044	3	2
[4]	SES SA	5.300%	4/4/2043	2	2
[4]	Sinclair Television Group Inc.	5.500%	3/1/2030	4	3
[4]	Sinclair Television Group Inc.	4.375%	12/31/2032	2	1
[4]	Sinclair Television Group Inc.	8.125%	2/15/2033	2	2
[4]	Sinclair Television Group Inc.	9.750%	2/15/2033	2	2
[4]	Sirius XM Radio LLC	5.000%	8/1/2027	10	10
[4]	Sirius XM Radio LLC	4.000%	7/15/2028	3	3
[4]	Sirius XM Radio LLC	5.500%	7/1/2029	8	8
[4]	Sirius XM Radio LLC	4.125%	7/1/2030	4	4
[4]	Sirius XM Radio LLC	3.875%	9/1/2031	7	6
[4]	Sirius XM Radio LLC	5.875%	4/15/2032	4	4
[4]	Sky Group Finance Ltd.	6.500%	10/15/2035	5	5
[4]	Snap Inc.	6.875%	3/1/2033	5	5
[4]	Snap Inc.	6.875%	3/15/2034	2	2
[4]	Space Exploration Technologies Corp.	5.350%	7/15/2031	9	9
[4]	Space Exploration Technologies Corp.	5.650%	7/15/2033	17	17
[4]	Space Exploration Technologies Corp.	5.875%	7/15/2036	23	23
[4]	Space Exploration Technologies Corp.	6.600%	7/15/2046	12	12
[4]	Space Exploration Technologies Corp.	6.650%	7/15/2056	16	15
	Sprint Capital Corp.	6.875%	11/15/2028	50	52
	Sprint Capital Corp.	8.750%	3/15/2032	10	12
[4]	Stagwell Global LLC	5.625%	8/15/2029	5	5
[4]	Sunrise FinCo I BV	4.875%	7/15/2031	4	4
[4]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	12	12
[1]	Telecom Argentina SA	9.500%	7/18/2031	1	1
[1]	Telecom Argentina SA	9.250%	5/28/2033	2	2
[1]	Telecom Argentina SA	8.500%	1/20/2036	25	26
	Telecom Italia Capital SA	6.000%	9/30/2034	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telecom Italia Capital SA	7.200%	7/18/2036	3	3
	Telefonica Emisiones SA	7.045%	6/20/2036	10	11
	Telefonica Europe BV	8.250%	9/15/2030	5	6
[1]	TELUS Corp.	6.625%	10/15/2055	1	1
	TELUS Corp.	7.000%	10/15/2055	3	3
[1]	TELUS Corp.	6.375%	6/9/2056	1	1
[1]	TELUS Corp.	6.625%	6/9/2056	5	5
[1]	Tencent Holdings Ltd.	3.925%	1/19/2038	60	54
	Time Warner Cable LLC	7.300%	7/1/2038	5	5
	Time Warner Cable LLC	6.750%	6/15/2039	5	5
	Time Warner Cable LLC	5.875%	11/15/2040	10	9
	Time Warner Cable LLC	4.500%	9/15/2042	6	4
	T-Mobile USA Inc.	2.050%	2/15/2028	5	5
	T-Mobile USA Inc.	4.950%	3/15/2028	20	20
	T-Mobile USA Inc.	4.800%	7/15/2028	5	5
	T-Mobile USA Inc.	3.375%	4/15/2029	10	10
	T-Mobile USA Inc.	3.875%	4/15/2030	10	10
	T-Mobile USA Inc.	2.550%	2/15/2031	60	54
	T-Mobile USA Inc.	5.050%	7/15/2033	5	5
	T-Mobile USA Inc.	5.150%	4/15/2034	5	5
	T-Mobile USA Inc.	4.700%	1/15/2035	23	22
	T-Mobile USA Inc.	5.300%	5/15/2035	5	5
	T-Mobile USA Inc.	5.000%	2/15/2036	5	5
	T-Mobile USA Inc.	4.375%	4/15/2040	5	4
	T-Mobile USA Inc.	3.000%	2/15/2041	5	4
	T-Mobile USA Inc.	4.500%	4/15/2050	12	10
	T-Mobile USA Inc.	3.300%	2/15/2051	10	6
	T-Mobile USA Inc.	3.400%	10/15/2052	5	3
	T-Mobile USA Inc.	5.650%	1/15/2053	5	5
	T-Mobile USA Inc.	5.750%	1/15/2054	20	19
	T-Mobile USA Inc.	5.850%	2/15/2056	20	19
	T-Mobile USA Inc.	3.600%	11/15/2060	5	3
[1]	Total Play Telecomunicaciones SA de CV	11.125%	12/31/2032	2	2
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	5	4
	Uber Technologies Inc.	4.800%	9/15/2034	10	10
	Uber Technologies Inc.	4.800%	9/15/2035	5	5
[4]	Uniti Group LP	4.750%	4/15/2028	6	6
[4]	Uniti Group LP	6.500%	2/15/2029	4	4
[4]	Uniti Group LP	8.625%	6/15/2032	5	5
[4]	Uniti Services LLC	7.500%	10/15/2033	8	8
[4]	Univision Communications Inc.	4.500%	5/1/2029	9	9
[4]	Univision Communications Inc.	7.375%	6/30/2030	2	2
[4]	Univision Communications Inc.	8.500%	7/31/2031	6	6
[4]	Univision Communications Inc.	9.375%	8/1/2032	2	2
[4]	Univision Communications Inc.	8.875%	4/15/2033	7	7
	VeriSign Inc.	2.700%	6/15/2031	5	4
	VeriSign Inc.	5.100%	7/15/2031	5	5
	Verizon Communications Inc.	4.329%	9/21/2028	108	108
	Verizon Communications Inc.	3.875%	2/8/2029	50	49
	Verizon Communications Inc.	4.016%	12/3/2029	42	41
	Verizon Communications Inc.	3.150%	3/22/2030	5	5
	Verizon Communications Inc.	1.680%	10/30/2030	5	4
	Verizon Communications Inc.	1.750%	1/20/2031	5	4
	Verizon Communications Inc.	2.550%	3/21/2031	33	30
	Verizon Communications Inc.	2.355%	3/15/2032	28	24
	Verizon Communications Inc.	4.750%	1/15/2033	5	5
	Verizon Communications Inc.	4.500%	8/10/2033	5	5
	Verizon Communications Inc.	4.400%	11/1/2034	55	52
	Verizon Communications Inc.	4.780%	2/15/2035	5	5
	Verizon Communications Inc.	5.250%	4/2/2035	5	5
	Verizon Communications Inc.	5.850%	9/15/2035	25	26
	Verizon Communications Inc.	4.272%	1/15/2036	5	5
	Verizon Communications Inc.	5.401%	7/2/2037	5	5
	Verizon Communications Inc.	2.650%	11/20/2040	6	4
	Verizon Communications Inc.	3.400%	3/22/2041	5	4
	Verizon Communications Inc.	2.850%	9/3/2041	5	4
	Verizon Communications Inc.	4.750%	11/1/2041	25	22
	Verizon Communications Inc.	6.550%	9/15/2043	5	5
	Verizon Communications Inc.	5.750%	11/30/2045	5	5
	Verizon Communications Inc.	4.862%	8/21/2046	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	5.500%	3/16/2047	5	5
	Verizon Communications Inc.	2.875%	11/20/2050	20	12
	Verizon Communications Inc.	3.550%	3/22/2051	5	3
	Verizon Communications Inc.	3.875%	3/1/2052	5	4
	Verizon Communications Inc.	5.500%	2/23/2054	5	5
	Verizon Communications Inc.	6.200%	5/14/2056	6	6
	Verizon Communications Inc.	2.987%	10/30/2056	5	3
	Verizon Communications Inc.	6.050%	5/14/2058	5	5
	Verizon Communications Inc.	3.000%	11/20/2060	5	3
	Verizon Communications Inc.	3.700%	3/22/2061	15	10
[4]	Versant Media Group Inc.	7.250%	1/30/2031	3	3
[4]	Viasat Inc.	5.625%	4/15/2027	2	2
[4]	Viasat Inc.	6.500%	7/15/2028	4	4
[4]	Viasat Inc.	7.500%	5/30/2031	2	2
[4]	Virgin Media Finance plc	5.000%	7/15/2030	6	4
[4]	Virgin Media Secured Finance plc	4.500%	8/15/2030	7	6
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	2	2
[4]	Vmed O2 UK Financing I plc	4.750%	7/15/2031	5	4
[4]	Vmed O2 UK Financing I plc	7.750%	4/15/2032	3	3
[4]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	4	3
	Vodafone Group plc	4.800%	6/18/2031	4	4
	Vodafone Group plc	5.350%	6/18/2036	7	7
	Vodafone Group plc	6.150%	2/27/2037	50	53
	Vodafone Group plc	4.875%	6/19/2049	5	4
	Vodafone Group plc	5.750%	6/28/2054	5	5
	Vodafone Group plc	6.100%	6/18/2056	5	5
	Vodafone Group plc	5.875%	6/28/2064	5	5
	Vodafone Group plc	7.000%	4/4/2079	5	5
	Vodafone Group plc	4.125%	6/4/2081	5	5
	Vodafone Group plc	5.125%	6/4/2081	3	2
[4]	VZ Secured Financing BV	5.000%	1/15/2032	3	3
[4]	VZ Secured Financing BV	7.500%	1/15/2033	2	2
	Walt Disney Co.	2.000%	9/1/2029	5	5
	Walt Disney Co.	2.650%	1/13/2031	5	5
	Walt Disney Co.	4.000%	3/14/2031	5	5
	Walt Disney Co.	4.625%	3/14/2036	55	53
	Walt Disney Co.	6.150%	2/15/2041	5	5
	Walt Disney Co.	2.750%	9/1/2049	5	3
	Walt Disney Co.	4.700%	3/23/2050	5	4
	Walt Disney Co.	3.600%	1/13/2051	5	4
	Walt Disney Co.	3.800%	5/13/2060	5	4
[4]	Windstream Services LLC	8.250%	10/1/2031	6	6
	WPP 2025 LLC	6.500%	3/30/2036	5	5
[4]	WULF Compute LLC	7.750%	10/15/2030	11	12
[4]	Yondr JK 1 LLC	6.875%	6/30/2031	3	3
[4,6]	Zayo Group Holdings Inc., 1.875% PIK and 7.125% Cash	9.000%	9/9/2030	3	3
[4]	Zegona Finance plc	8.625%	7/15/2029	7	7
[4]	Ziff Davis Inc.	4.625%	10/15/2030	2	2
[4]	Ziggo Bond Co. BV	5.125%	2/28/2030	6	5
[4]	Ziggo BV	4.875%	1/15/2030	4	4
[4]	ZipRecruiter Inc.	5.000%	1/15/2030	2	1
					4,067
Consumer Discretionary (2.8%)
[4]	1011778 BC ULC	3.875%	1/15/2028	2	2
[4]	1011778 BC ULC	4.375%	1/15/2028	7	7
[4]	1011778 BC ULC	3.500%	2/15/2029	5	5
[4]	1011778 BC ULC	5.625%	9/15/2029	2	2
[4]	1011778 BC ULC	4.000%	10/15/2030	10	9
[4]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	2	2
[4]	Acushnet Co.	5.625%	12/1/2033	1	1
[4]	Adams Homes Inc.	9.250%	10/15/2028	1	1
[4]	Adient Global Holdings Ltd.	7.500%	2/15/2033	3	3
[4]	ADT Security Corp.	4.125%	8/1/2029	5	5
[4]	ADT Security Corp.	4.875%	7/15/2032	2	2
[4]	ADT Security Corp.	5.875%	10/15/2033	4	4
	Advance Auto Parts Inc.	1.750%	10/1/2027	9	9
	Advance Auto Parts Inc.	3.900%	4/15/2030	4	4
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	3	3
	Advance Auto Parts Inc.	3.500%	3/15/2032	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Affinity Interactive	6.875%	12/15/2027	2	1
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	50	51
[4]	Allied Universal Holdco LLC	4.625%	6/1/2028	8	8
[4]	Allied Universal Holdco LLC	6.000%	6/1/2029	5	5
[4]	Allied Universal Holdco LLC	6.875%	6/15/2030	4	4
[4]	Allied Universal Holdco LLC	7.875%	2/15/2031	5	5
	Amazon.com Inc.	3.150%	8/22/2027	5	5
	Amazon.com Inc.	4.550%	12/1/2027	5	5
	Amazon.com Inc.	3.850%	3/13/2028	10	10
	Amazon.com Inc.	3.900%	11/20/2028	26	26
	Amazon.com Inc.	4.000%	3/13/2029	10	10
	Amazon.com Inc.	4.650%	12/1/2029	8	8
	Amazon.com Inc.	1.500%	6/3/2030	25	22
	Amazon.com Inc.	4.100%	11/20/2030	18	18
	Amazon.com Inc.	4.250%	3/13/2031	17	17
	Amazon.com Inc.	2.100%	5/12/2031	25	22
	Amazon.com Inc.	3.600%	4/13/2032	57	54
	Amazon.com Inc.	4.700%	12/1/2032	15	15
	Amazon.com Inc.	4.550%	3/13/2033	5	5
	Amazon.com Inc.	4.875%	3/13/2036	16	16
	Amazon.com Inc.	3.875%	8/22/2037	5	4
	Amazon.com Inc.	5.650%	3/13/2046	5	5
	Amazon.com Inc.	4.050%	8/22/2047	10	8
	Amazon.com Inc.	2.500%	6/3/2050	114	66
	Amazon.com Inc.	3.100%	5/12/2051	17	11
	Amazon.com Inc.	5.800%	3/13/2056	12	12
	Amazon.com Inc.	4.250%	8/22/2057	2	2
	Amazon.com Inc.	3.250%	5/12/2061	5	3
	Amazon.com Inc.	5.550%	11/20/2065	5	5
	Amazon.com Inc.	5.950%	3/13/2066	10	10
	Amazon.com Inc.	6.050%	3/13/2076	5	5
[4]	AMC Entertainment Holdings Inc.	7.500%	2/15/2029	1	1
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	6	6
[4]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	4	4
[4]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	4	4
	American Honda Finance Corp.	4.700%	1/12/2028	5	5
[1]	American Honda Finance Corp.	4.550%	4/10/2028	3	3
	American Honda Finance Corp.	4.150%	1/8/2029	7	7
	American Honda Finance Corp.	4.450%	1/8/2031	4	4
[1]	American Honda Finance Corp.	4.900%	4/10/2031	2	2
[1]	American Honda Finance Corp.	5.200%	4/8/2033	2	2
	American Honda Finance Corp.	5.100%	1/8/2036	5	5
[1]	American University	3.672%	4/1/2049	25	19
[4]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	3	3
[4]	AMN Healthcare Inc.	4.000%	4/15/2029	3	3
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	5	3
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	5	4
	Aptiv Swiss Holdings Ltd.	6.875%	12/15/2054	2	2
[4]	Asbury Automotive Group Inc.	5.000%	2/15/2032	4	4
[4]	Ashton Woods USA LLC	4.625%	8/1/2029	3	3
[4]	Ashton Woods USA LLC	4.625%	4/1/2030	2	2
[4]	Aston Martin Capital Holdings Ltd.	10.000%	3/31/2029	4	3
	AutoNation Inc.	4.750%	6/1/2030	15	15
	Bath & Body Works Inc.	7.500%	6/15/2029	7	7
[4]	Bath & Body Works Inc.	6.625%	10/1/2030	3	3
	Bath & Body Works Inc.	6.950%	3/1/2033	2	2
	Bath & Body Works Inc.	6.875%	11/1/2035	2	2
	Bath & Body Works Inc.	6.750%	7/1/2036	2	2
[4]	BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer Inc.	9.500%	7/1/2032	2	2
[4,6]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	8	8
	Beazer Homes USA Inc.	7.250%	10/15/2029	1	1
[4]	Beazer Homes USA Inc.	7.500%	3/15/2031	1	1
[4]	Beazer Homes USA Inc.	8.000%	1/15/2032	2	2
[4]	Belron UK Finance plc	5.750%	10/15/2029	3	3
	Best Buy Co. Inc.	4.450%	10/1/2028	5	5
	Block Financial LLC	5.375%	9/15/2032	11	11
[4]	BMW US Capital LLC	4.300%	3/17/2028	5	5
[4]	BMW US Capital LLC	4.400%	3/19/2029	5	5
[4]	BMW US Capital LLC	4.900%	4/2/2029	5	5
[4]	BMW US Capital LLC	3.625%	4/18/2029	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BMW US Capital LLC	4.650%	8/13/2029	5	5
[4]	BMW US Capital LLC	4.650%	3/19/2031	5	5
[4]	BMW US Capital LLC	2.550%	4/1/2031	5	4
[4]	BMW US Capital LLC	1.950%	8/12/2031	5	4
[4]	BMW US Capital LLC	5.000%	3/19/2033	5	5
[4]	BMW US Capital LLC	5.150%	8/11/2033	5	5
[4]	BMW US Capital LLC	5.400%	3/21/2035	13	13
	BorgWarner Inc.	2.650%	7/1/2027	5	5
	BorgWarner Inc.	4.375%	3/15/2045	5	4
[4]	Boyd Gaming Corp.	4.750%	6/15/2031	3	3
[4]	Boyne USA Inc.	4.750%	5/15/2029	2	2
[4]	Brightstar Lottery plc	5.250%	1/15/2029	6	6
[4]	Brightstar Lottery plc	5.750%	1/15/2033	2	2
[4]	Brinker International Inc.	8.250%	7/15/2030	1	1
[4]	Brink's Co.	6.500%	6/15/2029	1	1
[4]	Brink's Co.	6.750%	6/15/2032	2	2
[4]	Brookfield Residential Properties Inc.	5.000%	6/15/2029	2	2
[4]	Brookfield Residential Properties Inc.	4.875%	2/15/2030	1	1
[1]	Brown University	2.924%	9/1/2050	10	7
	Brunswick Corp.	4.400%	9/15/2032	6	6
[4]	Builders FirstSource Inc.	4.250%	2/1/2032	4	4
[4]	Builders FirstSource Inc.	6.750%	5/15/2035	8	8
[4]	Caesars Entertainment Inc.	4.625%	10/15/2029	8	8
[4]	Caesars Entertainment Inc.	7.000%	2/15/2030	8	8
[4]	Caesars Entertainment Inc.	6.500%	2/15/2032	5	5
[4]	Caesars Entertainment Inc.	6.000%	10/15/2032	3	3
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/2028	4	2
	Carnival Corp. Ltd.	6.650%	1/15/2028	10	10
[4]	Carnival Corp. Ltd.	5.125%	5/1/2029	10	10
[4]	Carnival Corp. Ltd.	5.750%	3/15/2030	18	18
[4]	Carnival Corp. Ltd.	5.875%	6/15/2031	6	6
[4]	Carnival Corp. Ltd.	5.750%	8/1/2032	12	12
[4]	Carnival Corp. Ltd.	6.125%	2/15/2033	9	9
[4]	Carriage Services Inc.	4.250%	5/15/2029	1	1
[4]	Carvana Co.	9.000%	6/1/2030	6	6
[4]	Carvana Co.	9.000%	6/1/2031	7	8
[4]	CD&R Smokey Buyer Inc.	9.500%	10/15/2029	2	1
	Central Garden & Pet Co.	5.125%	2/1/2028	9	9
	Central Garden & Pet Co.	4.125%	10/15/2030	2	2
[4]	Century Communities Inc.	3.875%	8/15/2029	3	3
[4]	Century Communities Inc.	6.625%	9/15/2033	2	2
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	2	2
[4]	Champions Financing Inc.	8.750%	2/15/2029	2	2
[4]	Churchill Downs Inc.	5.750%	4/1/2030	4	4
[4]	Churchill Downs Inc.	6.750%	5/1/2031	3	3
[4]	Cimpress plc	7.375%	9/15/2032	2	2
[4]	Cinemark USA Inc.	5.250%	7/15/2028	7	7
[4]	Cinemark USA Inc.	7.000%	8/1/2032	3	3
[4]	Clarios Global LP	6.750%	5/15/2028	3	3
[4]	Clarios Global LP	6.750%	2/15/2030	3	3
[4]	Clarios Global LP	6.750%	9/15/2032	3	3
[4]	CompoSecure Holdings LLC	5.625%	2/1/2033	3	3
[4]	Cooper-Standard Automotive Inc.	9.250%	3/1/2031	5	5
	CoreCivic Inc.	4.750%	10/15/2027	2	2
	CoreCivic Inc.	8.250%	4/15/2029	1	1
[1]	Cornell University	4.169%	6/15/2030	25	25
[1]	Cornell University	4.733%	6/15/2035	13	13
[4]	Cornerstone Building Brands Inc.	6.125%	1/15/2029	1	—
[4]	Cougar JV Subsidiary LLC	8.000%	5/15/2032	3	3
[4]	CP Atlas Buyer Inc.	9.750%	7/15/2030	2	2
[4]	Crocs Inc.	4.250%	3/15/2029	1	1
[4]	Crocs Inc.	4.125%	8/15/2031	1	1
[4]	Cyprium Corp.	6.375%	4/15/2034	5	5
	Dana Inc.	4.500%	2/15/2032	1	1
[4]	Deluxe Corp.	8.125%	9/15/2029	3	3
[4]	Dexko Global Inc.	7.500%	4/15/2032	2	2
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	5	4
[4]	Dorman Products Inc.	6.250%	6/15/2034	2	2
[4]	Dream Finders Homes Inc.	8.250%	8/15/2028	1	1
[4]	Dream Finders Homes Inc.	6.875%	9/15/2030	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Duke University	2.832%	10/1/2055	5	3
	eBay Inc.	4.000%	7/15/2042	5	4
	eBay Inc.	3.650%	5/10/2051	5	4
[4]	Empire Communities Corp.	9.750%	5/1/2029	2	2
[1]	Falabella SA	3.375%	1/15/2032	13	12
	Ferguson Enterprises Inc.	4.350%	3/15/2031	5	5
[4]	Fertitta Entertainment LLC	4.625%	1/15/2029	2	2
[4]	Fertitta Entertainment LLC	6.750%	1/15/2030	5	5
[1]	Ford Foundation	2.815%	6/1/2070	5	3
	Ford Motor Co.	3.250%	2/12/2032	25	22
	Ford Motor Co.	6.100%	8/19/2032	5	5
	Ford Motor Co.	4.750%	1/15/2043	5	4
	Ford Motor Co.	5.291%	12/8/2046	5	4
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	23	23
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	6	6
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	32	34
[4]	Forestar Group Inc.	6.500%	3/15/2033	2	2
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	5	5
[4]	Forvia SE	8.000%	6/15/2030	1	1
[4]	Forvia SE	6.750%	9/15/2033	3	3
[4]	Full House Resorts Inc.	8.250%	2/15/2028	2	2
[4,6]	FXI Holdings Inc., 16.000% PIK	16.000%	11/15/2029	2	1
[3,4]	Gaia Purchaser Inc.	7.625%	7/15/2033	7	7
[4]	Gap Inc.	3.625%	10/1/2029	1	1
[4]	Gap Inc.	3.875%	10/1/2031	3	3
[4]	Garda World Security Corp.	7.750%	2/15/2028	7	7
[4]	Garda World Security Corp.	6.500%	1/15/2031	2	2
[4]	Garda World Security Corp.	8.250%	8/1/2032	1	1
[4]	Garda World Security Corp.	8.375%	11/15/2032	3	3
[4]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	2	2
	General Motors Co.	5.350%	4/15/2028	5	5
	General Motors Co.	5.000%	10/1/2028	200	201
	General Motors Co.	5.000%	4/1/2035	18	17
	General Motors Co.	6.600%	4/1/2036	5	5
	General Motors Co.	6.250%	10/2/2043	5	5
	General Motors Co.	5.200%	4/1/2045	5	4
	General Motors Co.	5.950%	4/1/2049	6	6
	General Motors Financial Co. Inc.	5.350%	7/15/2027	33	33
	General Motors Financial Co. Inc.	5.050%	4/4/2028	8	8
	General Motors Financial Co. Inc.	5.800%	6/23/2028	20	20
	General Motors Financial Co. Inc.	4.200%	10/27/2028	18	18
	General Motors Financial Co. Inc.	4.750%	4/6/2029	10	10
	General Motors Financial Co. Inc.	5.550%	7/15/2029	5	5
	General Motors Financial Co. Inc.	4.900%	10/6/2029	5	5
	General Motors Financial Co. Inc.	5.350%	1/7/2030	5	5
	General Motors Financial Co. Inc.	2.350%	1/8/2031	8	7
	General Motors Financial Co. Inc.	4.600%	1/8/2031	3	3
	General Motors Financial Co. Inc.	5.100%	9/15/2031	3	3
	General Motors Financial Co. Inc.	6.400%	1/9/2033	18	19
	General Motors Financial Co. Inc.	6.100%	1/7/2034	5	5
	General Motors Financial Co. Inc.	5.950%	4/4/2034	5	5
	General Motors Financial Co. Inc.	5.450%	9/6/2034	5	5
[4]	Genting New York LLC	7.250%	10/1/2029	2	2
	GEO Group Inc.	8.625%	4/15/2029	3	3
	GEO Group Inc.	10.250%	4/15/2031	2	2
	George Washington University	4.868%	9/15/2045	10	9
[1]	Georgetown University	4.315%	4/1/2049	25	21
[1]	Georgetown University	5.215%	10/1/2118	10	9
[4]	Gildan Activewear Inc.	4.700%	10/7/2030	10	10
[4]	Global Auto Holdings Ltd.	8.375%	1/15/2029	4	4
[4]	Global Auto Holdings Ltd.	11.500%	8/15/2029	4	4
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	6	6
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	3	3
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	1	1
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	3	3
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	4	4
[4]	Graham Holdings Co.	5.625%	12/1/2033	1	1
	Grand Canyon University	5.125%	10/1/2028	2	2
[4]	Great Canadian Gaming Corp.	8.750%	11/15/2029	2	2
	Griffon Corp.	5.750%	3/1/2028	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Group 1 Automotive Inc.	4.000%	8/15/2028	3	3
	Hasbro Inc.	4.650%	3/12/2031	5	5
	Hasbro Inc.	6.050%	5/14/2034	5	5
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	4	4
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	2	2
	Hilton Domestic Operating Co. Inc.	4.875%	1/15/2030	3	3
[4]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	5	5
[4]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/2032	7	6
[4]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/2032	3	3
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	7	7
[4]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	4	4
[4]	Hilton Grand Vacations Borrower LLC	5.000%	6/1/2029	4	4
[4]	Hilton Grand Vacations Borrower LLC	4.875%	7/1/2031	1	1
[4]	Hilton Grand Vacations Borrower LLC	6.625%	1/15/2032	3	3
[4]	HNI Corp.	5.125%	1/18/2029	2	2
	Home Depot Inc.	2.800%	9/14/2027	12	12
	Home Depot Inc.	4.950%	6/25/2034	10	10
	Home Depot Inc.	5.875%	12/16/2036	5	5
	Home Depot Inc.	5.400%	9/15/2040	25	25
	Home Depot Inc.	5.950%	4/1/2041	5	5
	Home Depot Inc.	4.200%	4/1/2043	5	4
	Home Depot Inc.	4.875%	2/15/2044	10	9
	Home Depot Inc.	4.500%	12/6/2048	5	4
	Home Depot Inc.	3.350%	4/15/2050	5	3
	Home Depot Inc.	5.300%	6/25/2054	10	9
	Home Depot Inc.	3.500%	9/15/2056	15	10
	Home Depot Inc.	5.400%	6/25/2064	8	8
	Honda Motor Co. Ltd.	5.337%	7/8/2035	10	10
[4]	Hyundai Capital America	4.875%	11/1/2027	25	25
[4]	Hyundai Capital America	6.100%	9/21/2028	10	10
[4]	Hyundai Capital America	4.250%	1/8/2029	5	5
[4]	Hyundai Capital America	4.750%	6/18/2029	5	5
[4]	Hyundai Capital America	6.375%	4/8/2030	10	10
[4]	Hyundai Capital America	5.100%	6/24/2030	10	10
[4]	Hyundai Capital America	4.550%	1/8/2031	5	5
[4]	Hyundai Capital America	5.000%	6/18/2031	5	5
[4]	Hyundai Capital America	5.400%	3/29/2032	5	5
[4]	Hyundai Capital America	5.400%	6/23/2032	2	2
[4]	Hyundai Capital America	4.800%	1/10/2033	5	5
[4]	Hyundai Capital America	5.250%	6/21/2033	5	5
[4,6]	IHO Verwaltungs GmbH, 7.125% PIK or 6.375% Cash	6.375%	5/15/2029	10	10
[4,6]	IHO Verwaltungs GmbH, 8.750% PIK or 8.000% Cash	8.000%	11/15/2032	1	1
[4]	Jacobs Entertainment Inc.	6.750%	2/15/2029	2	2
[4]	Jaguar Land Rover Automotive plc	4.500%	10/1/2027	2	2
[4]	Jaguar Land Rover Automotive plc	5.500%	7/15/2029	3	3
	JD.com Inc.	3.375%	1/14/2030	30	29
[4]	JELD-WEN Inc.	4.875%	12/15/2027	4	3
[1]	Johns Hopkins University	4.705%	7/1/2032	5	5
[4]	K. Hovnanian Enterprises Inc.	8.000%	4/1/2031	2	2
[4]	K. Hovnanian Enterprises Inc.	8.375%	10/1/2033	2	2
	KB Home	6.875%	6/15/2027	3	3
	KB Home	7.250%	7/15/2030	1	1
	KB Home	4.000%	6/15/2031	2	2
[4]	Ken Garff Automotive LLC	4.875%	9/15/2028	6	6
[4]	Kingpin Intermediate Holdings LLC	7.250%	10/15/2032	2	2
[4]	Kohl's Corp.	10.000%	6/1/2030	5	5
	Kohl's Corp.	5.125%	5/1/2031	2	2
	Kohl's Corp.	5.550%	7/17/2045	1	1
[4]	Kontoor Brands Inc.	4.125%	11/15/2029	1	1
[4]	Korn Ferry	4.625%	12/15/2027	1	1
	Las Vegas Sands Corp.	3.900%	8/8/2029	10	10
	Las Vegas Sands Corp.	6.000%	6/14/2030	8	8
	Las Vegas Sands Corp.	5.300%	5/15/2031	2	2
	Las Vegas Sands Corp.	5.650%	5/18/2033	3	3
[4]	LBM Acquisition LLC	6.250%	1/15/2029	2	1
[4]	LBM Acquisition LLC	9.500%	6/15/2031	5	4
[4]	LCM Investments Holdings II LLC	4.875%	5/1/2029	4	4
[4]	LCM Investments Holdings II LLC	8.250%	8/1/2031	1	1
	Lear Corp.	5.250%	5/15/2049	5	5
	Leggett & Platt Inc.	3.500%	11/15/2051	32	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leland Stanford Junior University	3.647%	5/1/2048	5	4
[4]	Levi Strauss & Co.	3.500%	3/1/2031	4	4
[1]	LG Energy Solution Ltd.	5.750%	9/25/2028	12	12
[4]	LGI Homes Inc.	4.000%	7/15/2029	3	3
[4]	LGI Homes Inc.	7.000%	11/15/2032	2	2
[4]	Life Time Inc.	6.000%	11/15/2031	1	1
[4]	Light & Wonder International Inc.	6.250%	10/1/2033	6	6
[4]	Lindblad Expeditions LLC	7.000%	9/15/2030	2	2
[4]	Lithia Motors Inc.	4.625%	12/15/2027	2	2
[4]	Lithia Motors Inc.	5.500%	10/1/2030	2	2
[4]	Lithia Motors Inc.	4.375%	1/15/2031	4	4
[4]	Live Nation Entertainment Inc.	4.750%	10/15/2027	67	67
[4]	Live Nation Entertainment Inc.	3.750%	1/15/2028	2	2
	Lowe's Cos. Inc.	1.300%	4/15/2028	5	5
	Lowe's Cos. Inc.	4.850%	10/15/2035	5	5
	Lowe's Cos. Inc.	2.800%	9/15/2041	30	21
	Lowe's Cos. Inc.	4.650%	4/15/2042	5	4
	Lowe's Cos. Inc.	4.050%	5/3/2047	5	4
	Lowe's Cos. Inc.	4.250%	4/1/2052	5	4
	Lowe's Cos. Inc.	5.625%	4/15/2053	5	5
	Lowe's Cos. Inc.	4.450%	4/1/2062	5	4
	Lowe's Cos. Inc.	5.800%	9/15/2062	5	5
	M/I Homes Inc.	3.950%	2/15/2030	1	1
[4]	Macy's Retail Holdings LLC	6.125%	3/15/2032	3	3
	Macy's Retail Holdings LLC	4.500%	12/15/2034	3	3
	Macy's Retail Holdings LLC	5.125%	1/15/2042	4	3
[4]	MajorDrive Holdings IV LLC	6.375%	6/1/2029	2	2
	Marriott International Inc.	5.000%	10/15/2027	7	7
	Marriott International Inc.	5.100%	4/15/2032	5	5
	Marriott International Inc.	4.500%	5/1/2033	2	2
	Marriott International Inc.	5.350%	3/15/2035	10	10
	Marriott International Inc.	5.500%	4/15/2037	5	5
	Marriott International Inc.	5.100%	5/1/2038	5	5
	Marriott Ownership Resorts Inc.	4.750%	1/15/2028	1	1
[4]	Marriott Ownership Resorts Inc.	4.500%	6/15/2029	4	4
[4]	Marriott Ownership Resorts Inc.	6.500%	10/1/2033	1	1
	Masco Corp.	2.000%	2/15/2031	5	4
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	5	3
	Massachusetts Institute of Technology	3.067%	4/1/2052	5	3
	Massachusetts Institute of Technology	5.618%	6/1/2055	25	25
	Massachusetts Institute of Technology	5.600%	7/1/2111	10	10
[4]	Masterbrand Inc.	7.000%	7/15/2032	2	2
[4]	Mattamy Group Corp.	4.625%	3/1/2030	5	5
[4]	Mattamy Group Corp.	6.000%	12/15/2033	2	2
[4]	Mavis Tire Express Services Topco Corp.	6.500%	5/15/2029	2	2
	McDonald's Corp.	4.950%	8/14/2033	7	7
[1]	McDonald's Corp.	6.300%	10/15/2037	15	16
[1]	McDonald's Corp.	5.700%	2/1/2039	7	7
[1]	McDonald's Corp.	3.700%	2/15/2042	5	4
[1]	McDonald's Corp.	4.875%	12/9/2045	5	4
[1]	McDonald's Corp.	4.450%	3/1/2047	5	4
[1]	McDonald's Corp.	3.625%	9/1/2049	10	7
[4]	Melco Resorts Finance Ltd.	5.750%	7/21/2028	4	4
[4]	Melco Resorts Finance Ltd.	7.625%	4/17/2032	2	2
[4]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	4	4
[4]	Men's Wearhouse LLC	9.000%	2/1/2031	2	2
[4]	Mercedes-Benz Finance North America LLC	5.250%	11/29/2027	5	5
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	9	10
[4]	Mercedes-Benz Finance North America LLC	4.500%	3/10/2031	150	147
[4]	Meritage Homes Corp.	3.875%	4/15/2029	20	19
[4]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/2031	3	3
[4]	MGM China Holdings Ltd.	7.125%	6/26/2031	7	7
	MGM Resorts International	4.750%	10/15/2028	6	6
	MGM Resorts International	6.125%	9/15/2029	3	3
[4]	Michaels Cos. Inc.	8.500%	3/15/2033	8	8
[4]	Michaels Cos. Inc.	11.000%	3/15/2034	2	2
[4]	Midwest Gaming Borrower LLC	4.875%	5/1/2029	2	2
[4]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	2	2
[4]	MIWD Holdco II LLC	5.500%	2/1/2030	2	2
	Mohawk Industries Inc.	5.850%	9/18/2028	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mohegan Tribal Gaming Authority	8.250%	4/15/2030	3	3
[4]	Mohegan Tribal Gaming Authority	11.875%	4/15/2031	2	2
[4]	Motion Bondco DAC	6.625%	11/15/2027	3	3
[4]	NCL Corp. Ltd.	7.750%	2/15/2029	3	3
[4]	NCL Corp. Ltd.	6.250%	3/1/2030	3	3
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	3	3
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	3	3
[4]	NCL Corp. Ltd.	6.250%	9/15/2033	4	4
[4]	NCL Finance Ltd.	6.125%	3/15/2028	8	8
	Newell Brands Inc.	6.375%	9/15/2027	6	6
[4]	Newell Brands Inc.	8.500%	6/1/2028	2	2
	Newell Brands Inc.	6.375%	5/15/2030	2	2
	Newell Brands Inc.	7.375%	4/1/2036	4	4
	Newell Brands Inc.	7.500%	4/1/2046	2	2
	NIKE Inc.	3.250%	3/27/2040	50	40
	NIKE Inc.	3.375%	3/27/2050	18	13
[4]	Nissan Motor Acceptance Co. LLC	5.300%	9/13/2027	7	7
[4]	Nissan Motor Acceptance Co. LLC	7.050%	9/15/2028	3	3
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	3	3
[4]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	2	2
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	3	3
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	7	7
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/2030	7	7
[4]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	5	5
[4]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	7	7
	Nordstrom Inc.	6.950%	3/15/2028	2	2
	Nordstrom Inc.	4.375%	4/1/2030	4	4
	Nordstrom Inc.	4.250%	8/1/2031	4	4
	Nordstrom Inc.	5.000%	1/15/2044	2	1
	Northwestern University	4.940%	12/1/2035	50	50
	NVR Inc.	3.000%	5/15/2030	9	8
[4]	Ontario Gaming GTA LP	8.000%	8/1/2030	2	2
	O'Reilly Automotive Inc.	5.100%	3/12/2036	5	5
	Owens Corning	5.950%	6/15/2054	5	5
[4]	Papa John's International Inc.	3.875%	9/15/2029	3	3
[4]	Park River Holdings Inc.	8.750%	12/31/2030	2	2
[4]	Park River Holdings Inc.	8.000%	3/15/2031	5	5
[4]	Patrick Industries Inc.	6.375%	11/1/2032	2	2
[4]	Penn Entertainment Inc.	4.125%	7/1/2029	5	5
	Penske Automotive Group Inc.	3.750%	6/15/2029	2	2
[4]	Petco Health & Wellness Co. Inc.	8.250%	2/1/2031	2	2
[4]	PetSmart LLC	7.500%	9/15/2032	6	6
[4]	PetSmart LLC	10.000%	9/15/2033	3	3
[4]	Phinia Inc.	6.750%	4/15/2029	2	2
[4]	Phinia Inc.	6.625%	10/15/2032	2	2
[4]	Pioneer Opco LLC	7.000%	5/15/2033	2	2
[4]	PM General Purchaser LLC	9.500%	10/1/2028	2	2
	Polaris Inc.	6.950%	3/15/2029	5	5
	Polaris Inc.	5.600%	3/1/2031	7	7
[4]	Premier Entertainment Sub LLC	5.625%	9/1/2029	5	3
[4]	Premier Entertainment Sub LLC	5.875%	9/1/2031	2	1
	President & Fellows of Harvard College	4.887%	3/15/2030	5	5
[1]	President & Fellows of Harvard College	4.609%	2/15/2035	10	10
	President & Fellows of Harvard College	5.259%	3/15/2036	25	26
[4]	Prime Security Services Borrower LLC	3.375%	8/31/2027	8	8
	PulteGroup Inc.	4.250%	3/1/2031	5	5
	PulteGroup Inc.	4.900%	3/1/2036	5	5
[4]	QXO Building Products Inc.	6.750%	4/30/2032	7	7
[4]	QXO Building Products Inc.	6.875%	7/15/2034	5	5
[4]	Rakuten Group Inc.	9.750%	4/15/2029	4	4
[4]	Rakuten Group Inc.	6.250%	Perpetual	4	4
[4]	Rakuten Group Inc.	8.125%	Perpetual	3	3
	Ralph Lauren Corp.	5.000%	6/15/2032	5	5
[4]	Rentokil Terminix Funding LLC	5.000%	4/28/2030	9	9
[4]	Resorts World Las Vegas LLC	4.625%	4/6/2031	5	4
[4]	Risewell Homes Inc.	8.500%	11/1/2030	2	2
[4]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	2	2
[4]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	2	2
	Ross Stores Inc.	1.875%	4/15/2031	5	4
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/2031	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	10	10
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	5	5
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	10	10
[4]	RR Donnelley & Sons Co.	10.875%	8/1/2029	6	6
[4,6]	RR Donnelley & Sons Co., 5.500% PIK and 5.500% Cash	11.000%	6/1/2031	3	3
[4,6]	RRD Parent Inc., 10.000% PIK	10.000%	10/15/2031	1	2
[4]	S&S Holdings LLC	8.375%	10/1/2031	2	2
[4]	Sabre GLBL Inc.	10.750%	3/15/2030	2	2
[4]	Sabre GLBL Inc.	11.125%	7/15/2030	6	6
	Sally Holdings LLC	6.750%	4/1/2032	2	2
[4]	Scientific Games Holdings LP	6.625%	3/1/2030	3	3
	Scotts Miracle-Gro Co.	4.500%	10/15/2029	2	2
	Scotts Miracle-Gro Co.	4.375%	2/1/2032	2	2
[4]	SeaWorld Parks & Entertainment Inc.	5.250%	8/15/2029	2	2
	Sekisui House US Inc.	3.966%	8/6/2061	8	5
	Service Corp. International	4.625%	12/15/2027	2	2
	Service Corp. International	4.000%	5/15/2031	6	6
	Service Corp. International	5.750%	10/15/2032	2	2
	Shea Homes LP	4.750%	4/1/2029	2	2
[4]	Signal Parent Inc.	6.125%	4/1/2029	2	—
	Six Flags Entertainment Corp.	5.250%	7/15/2029	2	2
[4]	Six Flags Entertainment Corp.	7.250%	5/15/2031	3	3
[4]	Six Flags Entertainment Corp.	8.625%	1/15/2032	4	4
	Snap-on Inc.	4.100%	3/1/2048	17	14
	Snap-on Inc.	3.100%	5/1/2050	13	9
[4]	Somnigroup International Inc.	3.875%	10/15/2031	4	4
[4]	Sonic Automotive Inc.	4.875%	11/15/2031	3	3
[4]	Sotheby's	8.250%	4/15/2031	3	3
[4]	Specialty Building Products Holdings LLC	7.750%	10/15/2029	2	2
[4]	Speedway Motorsports LLC	4.875%	11/1/2027	2	2
[4]	Standard Building Solutions Inc.	6.500%	8/15/2032	6	6
[4]	Standard Building Solutions Inc.	5.875%	3/15/2034	2	2
[4]	Standard Industries Inc.	4.750%	1/15/2028	3	3
[4]	Standard Industries Inc.	4.375%	7/15/2030	4	4
[4]	Standard Industries Inc.	3.375%	1/15/2031	9	8
	Stanley Black & Decker Inc.	4.850%	11/15/2048	5	4
[4]	Staples Inc.	10.750%	9/1/2029	8	8
[4]	Staples Inc.	12.750%	1/15/2030	4	3
	Starbucks Corp.	3.550%	8/15/2029	25	24
	Starbucks Corp.	2.550%	11/15/2030	5	5
	Starbucks Corp.	3.000%	2/14/2032	20	18
	Starbucks Corp.	4.300%	6/15/2045	5	4
	Starbucks Corp.	3.500%	11/15/2050	5	3
[4]	Station Casinos LLC	4.625%	12/1/2031	3	3
[4]	StoneMor Inc.	8.500%	5/15/2029	2	2
[4]	Studio City Finance Ltd.	6.500%	1/15/2028	1	1
[4]	Studio City Finance Ltd.	5.000%	1/15/2029	3	3
	Tapestry Inc.	5.100%	3/11/2030	15	15
[4]	Taylor Morrison Communities Inc.	5.750%	1/15/2028	2	2
[4]	Taylor Morrison Communities Inc.	5.750%	11/15/2032	3	3
[4]	Tenneco Inc.	8.000%	11/17/2028	5	5
	Thomas Jefferson University	3.847%	11/1/2057	25	18
[4]	Thor Industries Inc.	4.000%	10/15/2029	1	1
	Titan International Inc.	7.000%	4/30/2028	2	2
	Toll Brothers Finance Corp.	4.350%	2/15/2028	25	25
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	25	24
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	4	4
[1]	Toyota Motor Credit Corp.	4.250%	5/12/2028	4	4
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	5	5
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	5	5
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	9	9
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	5	5
[1]	Toyota Motor Credit Corp.	4.200%	1/10/2031	5	5
[1]	Toyota Motor Credit Corp.	4.550%	5/14/2031	4	4
	Toyota Motor Credit Corp.	1.900%	9/12/2031	15	13
[1]	Toyota Motor Credit Corp.	4.600%	3/11/2033	7	7
[1]	Toyota Motor Credit Corp.	4.800%	1/11/2036	2	2
[4]	Travel + Leisure Co.	4.500%	12/1/2029	6	6
[4]	Travel + Leisure Co.	6.125%	9/1/2033	2	2
	Tri Pointe Homes Inc.	5.700%	6/15/2028	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	TriNet Group Inc.	3.500%	3/1/2029	2	2
[4]	TriNet Group Inc.	7.125%	8/15/2031	1	1
[1]	Trustees of Boston College	3.129%	7/1/2052	25	17
[1]	Trustees of Princeton University	2.516%	7/1/2050	5	3
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	10	6
[4]	Under Armour Inc.	7.250%	7/15/2030	1	1
[1]	University of Chicago	2.761%	4/1/2045	15	12
[1]	University of Southern California	3.226%	10/1/2120	5	3
[4]	Vail Resorts Inc.	5.625%	7/15/2030	3	3
[4]	Valvoline Inc.	3.625%	6/15/2031	2	2
[4]	Veritiv Operating Co.	10.500%	11/30/2030	3	3
	VF Corp.	2.950%	4/23/2030	2	2
	VF Corp.	6.000%	10/15/2033	1	1
	VF Corp.	6.450%	11/1/2037	2	2
[4]	Victoria's Secret & Co.	4.625%	7/15/2029	2	2
[4]	Victra Holdings LLC	8.750%	9/15/2029	1	1
[4]	Viking Cruises Ltd.	5.875%	10/15/2033	5	5
[4]	VOC Escrow Ltd.	5.000%	2/15/2028	8	8
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	5	5
[4]	Volkswagen Group of America Finance LLC	4.750%	11/13/2028	47	47
[4]	Voyager Parent LLC	9.250%	7/1/2032	5	5
[4]	Wand NewCo 3 Inc.	7.625%	1/30/2032	4	4
[4]	Wayfair LLC	7.250%	10/31/2029	5	5
[4]	Wayfair LLC	7.750%	9/15/2030	3	3
[4]	Wayfair LLC	6.750%	11/15/2032	2	2
[4]	Weekley Homes LLC	4.875%	9/15/2028	1	1
[4]	Weekley Homes LLC	6.750%	1/15/2034	2	2
	Whirlpool Corp.	4.750%	2/26/2029	3	3
	Whirlpool Corp.	2.400%	5/15/2031	2	1
	Whirlpool Corp.	5.500%	3/1/2033	2	2
[4]	Whirlpool Corp.	7.875%	7/1/2034	6	6
[1]	Whirlpool Corp.	5.150%	3/1/2043	2	1
	Whirlpool Corp.	4.500%	6/1/2046	4	2
	Whirlpool Corp.	4.600%	5/15/2050	2	1
[4]	White Cap Supply Holdings LLC	7.375%	11/15/2030	2	2
[4]	William Carter Co.	7.375%	2/15/2031	2	2
[4]	Williams Scotsman Inc.	6.625%	6/15/2029	2	2
[4]	Williams Scotsman Inc.	6.625%	4/15/2030	2	2
[4]	Williams Scotsman Inc.	7.375%	10/1/2031	2	2
[4]	Wilsonart LLC	11.000%	8/15/2032	2	2
[4]	Wolverine World Wide Inc.	4.000%	8/15/2029	2	2
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	1	1
[4]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	2	2
[4]	Wynn Macau Ltd.	5.500%	10/1/2027	2	2
[4]	Wynn Macau Ltd.	5.625%	8/26/2028	4	4
[4]	Wynn Macau Ltd.	5.125%	12/15/2029	3	3
[4]	Wynn Macau Ltd.	6.750%	2/15/2034	4	4
[4]	Wynn Resorts Finance LLC	5.125%	10/1/2029	6	6
[4]	Wynn Resorts Finance LLC	7.125%	2/15/2031	3	3
[1]	Yale University	1.482%	4/15/2030	10	9
[1]	Yale University	2.402%	4/15/2050	5	3
[4]	Yum! Brands Inc.	4.750%	1/15/2030	2	2
	Yum! Brands Inc.	3.625%	3/15/2031	5	5
	Yum! Brands Inc.	4.625%	1/31/2032	4	4
	Yum! Brands Inc.	5.375%	4/1/2032	2	2
	Yum! Brands Inc.	6.875%	11/15/2037	1	1
	Yum! Brands Inc.	5.350%	11/1/2043	1	1
[4]	ZF North America Capital Inc.	6.875%	4/14/2028	2	2
[4]	ZF North America Capital Inc.	7.125%	4/14/2030	4	4
[4]	ZF North America Capital Inc.	6.750%	4/23/2030	2	2
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	4	4
[4]	ZF North America Capital Inc.	6.875%	4/23/2032	4	4
					3,652
Consumer Staples (1.4%)
[4]	7-Eleven Inc.	2.800%	2/10/2051	5	3
[4]	ACCO Brands Corp.	4.250%	3/15/2029	2	2
[4]	Albertsons Cos. Inc.	6.500%	2/15/2028	4	4
[4]	Albertsons Cos. Inc.	4.875%	2/15/2030	4	4
[4]	Albertsons Cos. Inc.	5.500%	3/31/2031	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Albertsons Cos. Inc.	5.625%	3/31/2032	9	9
[4]	Albertsons Cos. Inc.	6.250%	3/15/2033	1	1
[4]	Albertsons Cos. Inc.	5.750%	3/31/2034	3	3
[4]	Alimentation Couche-Tard Inc.	3.800%	1/25/2050	5	4
[4]	Alimentation Couche-Tard Inc.	5.617%	2/12/2054	10	10
	Altria Group Inc.	2.450%	2/4/2032	10	9
	Altria Group Inc.	6.875%	11/1/2033	5	5
	Altria Group Inc.	5.800%	2/14/2039	5	5
	Altria Group Inc.	5.375%	1/31/2044	5	5
	Altria Group Inc.	5.950%	2/14/2049	5	5
	Altria Group Inc.	3.700%	2/4/2051	5	3
[1]	Amaggi Luxembourg International Sarl	5.250%	1/28/2028	2	2
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	15	15
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	60	55
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	5	5
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	5	5
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	5	6
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	55	56
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	5	5
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	5	4
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	5	5
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	5	5
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	15	13
[4]	Arko Corp.	5.125%	11/15/2029	2	2
	Avery Dennison Corp.	4.875%	12/6/2028	5	5
	B&G Foods Inc.	5.250%	9/15/2027	14	14
[4]	B&G Foods Inc.	8.000%	9/15/2028	2	2
[4]	B&G Foods Inc.	11.000%	6/15/2031	2	2
[1]	Bacardi Ltd.	4.700%	5/15/2028	8	8
	BAT Capital Corp.	5.834%	2/20/2031	5	5
	BAT Capital Corp.	7.750%	10/19/2032	5	6
	BAT Capital Corp.	6.421%	8/2/2033	10	11
	BAT Capital Corp.	6.000%	2/20/2034	5	5
	BAT Capital Corp.	4.390%	8/15/2037	5	5
	BAT Capital Corp.	4.540%	8/15/2047	5	4
	BAT Capital Corp.	4.758%	9/6/2049	5	4
	BAT Capital Corp.	6.250%	8/15/2055	15	15
	BAT International Finance plc	5.931%	2/2/2029	15	15
[4]	BellRing Brands Inc.	7.000%	3/15/2030	2	2
[1]	Bimbo Bakeries USA Inc.	6.050%	1/15/2029	3	3
[1]	Bimbo Bakeries USA Inc.	6.400%	1/15/2034	3	3
[1]	Bimbo Bakeries USA Inc.	5.375%	1/9/2036	3	3
[1]	Bimbo Bakeries USA Inc.	4.000%	5/17/2051	1	1
[1]	BRF SA	4.875%	1/24/2030	2	2
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	8	8
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	10	9
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	5	5
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	5	5
[4]	C&S Group Enterprises LLC	5.000%	12/15/2028	1	1
	Campbell's Co.	2.375%	4/24/2030	25	23
	Campbell's Co.	4.550%	3/21/2031	5	5
[4]	Cargill Inc.	5.375%	10/23/2055	5	5
[1]	Cencosud SA	6.625%	2/12/2045	6	6
[4]	Chobani LLC	4.625%	11/15/2028	3	3
[4]	Chobani LLC	6.375%	4/15/2034	2	2
	Church & Dwight Co. Inc.	2.300%	12/15/2031	18	16
[1]	Cia Cervecerias Unidas SA	3.350%	1/19/2032	3	3
[4]	CK Hutchison International 21 Ltd.	2.500%	4/15/2031	24	22
	Clorox Co.	3.100%	10/1/2027	45	44
	Clorox Co.	4.700%	5/15/2031	5	5
	Clorox Co.	4.950%	5/15/2033	5	5
	Clorox Co.	5.250%	5/15/2036	5	5
	Coca-Cola Co.	2.000%	3/5/2031	50	45
	Coca-Cola Co.	2.250%	1/5/2032	20	18
	Coca-Cola Co.	2.875%	5/5/2041	5	4
	Coca-Cola Co.	3.000%	3/5/2051	20	13
	Coca-Cola Co.	5.300%	5/13/2054	5	5
	Coca-Cola Co.	5.400%	5/13/2064	5	5
	Conagra Brands Inc.	5.750%	8/1/2035	5	5
	Conagra Brands Inc.	5.400%	11/1/2048	13	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	3.600%	2/15/2028	8	8
	Constellation Brands Inc.	4.850%	5/6/2031	5	5
	Constellation Brands Inc.	4.100%	2/15/2048	5	4
	Costco Wholesale Corp.	1.600%	4/20/2030	33	30
[4]	Coty Inc.	5.600%	1/15/2031	5	5
[4]	Darling Ingredients Inc.	6.000%	6/15/2030	7	7
	Diageo Capital plc	2.000%	4/29/2030	5	4
	Diageo Investment Corp.	5.625%	4/15/2035	5	5
	Dollar General Corp.	4.125%	4/3/2050	5	4
[4]	Edgewell Personal Care Co.	4.125%	4/1/2029	3	3
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	5	5
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	4	4
[4]	Energizer Holdings Inc.	6.000%	9/15/2033	2	2
	Estee Lauder Cos. Inc.	5.150%	5/15/2053	5	4
[4]	Fiesta Purchaser Inc.	7.875%	3/1/2031	2	2
[4]	Fiesta Purchaser Inc.	9.625%	9/15/2032	2	2
	Flowers Foods Inc.	2.400%	3/15/2031	5	4
[4]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	2	2
	General Mills Inc.	4.875%	1/30/2030	5	5
	General Mills Inc.	4.950%	3/29/2033	5	5
[1]	Grupo Bimbo SAB de CV	4.875%	6/27/2044	1	1
[1]	Grupo Bimbo SAB de CV	4.700%	11/10/2047	3	3
[1]	Grupo Bimbo SAB de CV	4.000%	9/6/2049	1	1
[4]	Heineken NV	4.350%	3/29/2047	5	4
[4]	HLF Financing Sarl LLC	4.875%	6/1/2029	2	2
[4]	HLF Financing Sarl LLC	7.750%	5/1/2033	5	5
	Hormel Foods Corp.	3.050%	6/3/2051	5	3
[4]	Industrial F&B Investments III Inc.	7.750%	2/11/2033	4	4
[4]	Ingles Markets Inc.	4.000%	6/15/2031	1	1
	J M Smucker Co.	6.500%	11/15/2043	5	5
[4]	J&F Luxembourg Finance Sarl	8.500%	12/1/2032	2	2
[4]	J&F Luxembourg Finance Sarl	8.000%	4/23/2033	2	2
[4]	JAPFA Pte. Ltd.	7.950%	5/12/2031	2	2
	JBS NV	5.500%	1/15/2036	5	5
[4]	JBS NV	5.625%	3/10/2037	5	5
	JBS NV	6.500%	12/1/2052	5	5
	JBS NV	7.250%	11/15/2053	11	12
[4]	JBS NV	6.400%	5/10/2057	20	20
[4]	KeHE Distributors LLC	7.125%	4/30/2033	4	4
[1]	Kellanova	7.450%	4/1/2031	15	17
	Kenvue Inc.	5.100%	3/22/2043	10	9
	Kenvue Inc.	5.050%	3/22/2053	5	5
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	5	5
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	18	18
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	10	8
	Kimberly-Clark Corp.	5.300%	3/1/2041	5	5
	Kimberly-Clark Corp.	3.200%	7/30/2046	12	8
	Kimberly-Clark Corp.	3.900%	5/4/2047	5	4
	Kraft Heinz Foods Co.	4.625%	1/30/2029	20	20
[4]	Kraft Heinz Foods Co.	7.125%	8/1/2039	5	6
	Kraft Heinz Foods Co.	5.000%	6/4/2042	18	16
	Kraft Heinz Foods Co.	5.200%	7/15/2045	5	4
	Kraft Heinz Foods Co.	4.375%	6/1/2046	3	2
	Kraft Heinz Foods Co.	4.875%	10/1/2049	5	4
	Kroger Co.	4.500%	1/15/2029	20	20
	Kroger Co.	2.200%	5/1/2030	25	23
	Kroger Co.	1.700%	1/15/2031	5	4
	Kroger Co.	5.000%	9/15/2034	5	5
	Kroger Co.	5.500%	9/15/2054	5	5
[4]	Kronos Acquisition Holdings Inc.	8.250%	6/30/2031	2	1
[4]	Kronos Acquisition Holdings Inc.	10.750%	6/30/2032	2	1
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	2	2
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	2	2
[4]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	3	3
[4]	Maple Parent Holdings Corp.	4.750%	3/26/2029	3	3
[1]	MARB BondCo plc	3.950%	1/29/2031	2	2
[4]	Mars Inc.	4.600%	3/1/2028	5	5
[4]	Mars Inc.	4.800%	3/1/2030	25	25
[4]	Mars Inc.	5.000%	3/1/2032	15	15
[4]	Mars Inc.	4.750%	4/20/2033	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mars Inc.	3.600%	4/1/2034	50	45
[4]	Mars Inc.	5.200%	3/1/2035	10	10
[4]	Mars Inc.	3.950%	4/1/2044	10	8
[4]	Mars Inc.	5.650%	5/1/2045	5	5
[4]	Mars Inc.	5.700%	5/1/2055	10	10
[4]	Mars Inc.	4.200%	4/1/2059	5	4
	McCormick & Co. Inc.	4.150%	2/15/2029	5	5
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	5	4
[1]	Minerva Luxembourg SA	4.375%	3/18/2031	7	6
[4]	Mitsubishi Corp.	5.125%	7/17/2034	8	8
	Molson Coors Beverage Co.	5.500%	7/8/2036	3	3
	Molson Coors Beverage Co.	5.000%	5/1/2042	5	5
	Mondelez International Inc.	1.500%	2/4/2031	20	17
[4]	Nestle Holdings Inc.	1.000%	9/15/2027	12	12
[4]	Nestle Holdings Inc.	2.500%	9/14/2041	29	20
[4]	Opal Bidco SAS	6.500%	3/31/2032	3	3
[4,6]	P&L Development LLC, 3.500% PIK and 9.000% Cash	12.500%	5/15/2029	2	2
	PepsiCo Inc.	1.625%	5/1/2030	75	68
	PepsiCo Inc.	4.650%	7/23/2032	15	15
	PepsiCo Inc.	5.000%	2/7/2035	5	5
	PepsiCo Inc.	5.000%	7/23/2035	5	5
	PepsiCo Inc.	2.625%	10/21/2041	5	4
	PepsiCo Inc.	4.650%	2/15/2053	5	4
[4]	Performance Food Group Inc.	4.250%	8/1/2029	6	6
[4]	Performance Food Group Inc.	6.125%	9/15/2032	2	2
[4]	Performance Food Group Inc.	5.625%	3/1/2034	3	3
	Perrigo Finance Unlimited Co.	4.900%	6/15/2030	6	6
[1]	Perrigo Finance Unlimited Co.	6.125%	9/30/2032	2	2
	Perrigo Finance Unlimited Co.	4.900%	12/15/2044	2	1
	Philip Morris International Inc.	5.125%	11/17/2027	5	5
	Philip Morris International Inc.	4.125%	4/27/2029	10	10
	Philip Morris International Inc.	5.625%	11/17/2029	20	21
	Philip Morris International Inc.	2.100%	5/1/2030	35	32
	Philip Morris International Inc.	5.125%	2/13/2031	15	15
	Philip Morris International Inc.	5.750%	11/17/2032	5	5
	Philip Morris International Inc.	5.375%	2/15/2033	5	5
	Philip Morris International Inc.	5.625%	9/7/2033	5	5
	Philip Morris International Inc.	5.250%	2/13/2034	5	5
	Philip Morris International Inc.	4.875%	4/29/2036	7	7
	Philip Morris International Inc.	6.375%	5/16/2038	5	5
	Philip Morris International Inc.	4.375%	11/15/2041	25	22
	Pilgrim's Pride Corp.	6.250%	7/1/2033	3	3
	Pilgrim's Pride Corp.	6.875%	5/15/2034	5	5
[4]	Post Holdings Inc.	4.625%	4/15/2030	5	5
[4]	Post Holdings Inc.	4.500%	9/15/2031	3	3
[4]	Post Holdings Inc.	6.250%	2/15/2032	8	8
[4]	Post Holdings Inc.	6.375%	3/1/2033	2	2
[4]	Post Holdings Inc.	6.250%	10/15/2034	1	1
[4]	Post Holdings Inc.	6.500%	3/15/2036	8	8
[4]	Prestige Brands Inc.	5.125%	1/15/2028	58	58
[4]	Prestige Brands Inc.	3.750%	4/1/2031	4	4
[4]	Primo Water Holdings Inc.	4.375%	4/30/2029	3	3
	Procter & Gamble Co.	1.200%	10/29/2030	6	5
	Procter & Gamble Co.	4.100%	11/3/2032	5	5
	Procter & Gamble Co.	4.550%	1/29/2034	5	5
	Procter & Gamble Co.	5.800%	8/15/2034	5	5
	Reynolds American Inc.	5.850%	8/15/2045	5	5
	Safeway Inc.	7.250%	2/1/2031	2	2
[1]	Sigma Finance Netherlands BV	4.875%	3/27/2028	5	5
[4]	Simmons Foods Inc.	4.625%	3/1/2029	2	2
	Sysco Corp.	4.950%	3/25/2036	4	4
	Sysco Corp.	6.600%	4/1/2050	5	5
	Sysco Corp.	3.150%	12/14/2051	5	3
	Target Corp.	4.500%	9/15/2034	5	5
	Target Corp.	5.000%	4/15/2035	13	13
	Target Corp.	5.250%	2/15/2036	5	5
	Target Corp.	4.800%	1/15/2053	10	9
[4]	Tesco plc	6.150%	11/15/2037	14	14
[4]	Turning Point Brands Inc.	7.625%	3/15/2032	1	1
	Tyson Foods Inc.	5.700%	3/15/2034	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	5.000%	12/8/2033	5	5
[4]	US Foods Inc.	7.250%	1/15/2032	3	3
[4]	US Foods Inc.	5.750%	4/15/2033	4	4
[4]	Viking Baked Goods Acquisition Corp.	8.625%	11/1/2031	4	4
	Walmart Inc.	4.000%	4/30/2029	2	2
	Walmart Inc.	4.150%	4/30/2031	4	4
	Walmart Inc.	4.150%	9/9/2032	10	10
	Walmart Inc.	4.450%	4/30/2033	4	4
	Walmart Inc.	4.900%	4/28/2035	5	5
	Walmart Inc.	5.250%	9/1/2035	5	5
	Walmart Inc.	4.750%	4/30/2036	6	6
	Walmart Inc.	6.200%	4/15/2038	5	6
	Walmart Inc.	5.625%	4/1/2040	5	5
	Walmart Inc.	5.000%	10/25/2040	50	50
	Walmart Inc.	2.950%	9/24/2049	5	3
					1,834
Energy (2.5%)
[4]	Aethon United BR LP	7.500%	10/1/2029	3	3
[4]	Alliance Resource Operating Partners LP	8.625%	6/15/2029	2	2
[4]	Antero Midstream Partners LP	5.375%	6/15/2029	7	7
[4]	Antero Midstream Partners LP	6.625%	2/1/2032	2	2
[4]	Antero Midstream Partners LP	5.750%	10/15/2033	2	2
[4]	Antero Midstream Partners LP	5.750%	7/1/2034	2	2
[1]	APA Corp.	5.100%	9/1/2040	15	14
[4]	Archrock Partners LP	6.625%	9/1/2032	3	3
[4]	Archrock Services LP	6.000%	2/1/2034	2	2
[4]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	3	3
[4]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	3	3
[4]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	1	1
	Baker Hughes Holdings LLC	4.050%	3/11/2029	23	23
	Baker Hughes Holdings LLC	4.486%	5/1/2030	20	20
	Baker Hughes Holdings LLC	4.350%	6/15/2031	7	7
	Baker Hughes Holdings LLC	4.650%	6/15/2033	5	5
	Baker Hughes Holdings LLC	5.000%	6/15/2036	9	9
	Baker Hughes Holdings LLC	5.850%	6/15/2056	10	10
[1]	Bapco Energies BSC Closed	7.500%	10/25/2027	1	1
[4]	BKV Upstream Midstream LLC	7.500%	10/15/2030	2	2
[4]	Blue Racer Midstream LLC	7.250%	7/15/2032	2	2
	BP Capital Markets America Inc.	4.970%	10/17/2029	5	5
	BP Capital Markets America Inc.	4.868%	11/25/2029	50	50
	BP Capital Markets America Inc.	2.721%	1/12/2032	20	18
	BP Capital Markets America Inc.	4.812%	2/13/2033	23	23
	BP Capital Markets America Inc.	5.227%	11/17/2034	5	5
	BP Capital Markets America Inc.	3.000%	2/24/2050	5	3
	BP Capital Markets America Inc.	2.772%	11/10/2050	15	9
	BP Capital Markets America Inc.	2.939%	6/4/2051	5	3
	BP Capital Markets plc	3.723%	11/28/2028	5	5
[4]	Breakwater Energy Holdings Sarl	9.250%	11/15/2030	2	2
[4]	Bristow Group Inc.	6.750%	2/1/2033	2	2
	Buckeye Partners LP	4.125%	12/1/2027	3	3
[4]	Buckeye Partners LP	4.500%	3/1/2028	2	2
[4]	Buckeye Partners LP	6.875%	7/1/2029	4	4
	Buckeye Partners LP	5.850%	11/15/2043	1	1
	Buckeye Partners LP	5.600%	10/15/2044	3	3
[4]	California Resources Corp.	7.000%	1/15/2034	2	2
[4]	Calumet Specialty Products Partners LP	9.750%	7/15/2028	3	3
[4]	Calumet Specialty Products Partners LP	9.750%	2/15/2031	2	2
[4]	Cameron LNG LLC	3.402%	1/15/2038	13	11
[4]	Cameron LNG LLC	3.701%	1/15/2039	7	6
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	8	8
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	5	4
[4]	Caturus Energy LLC	8.500%	2/15/2030	2	2
[4]	Caturus Energy LLC	7.125%	5/15/2031	4	4
	Cenovus Energy Inc.	6.750%	11/15/2039	5	6
[4]	CHC Group LLC	11.750%	9/1/2030	2	2
	Cheniere Energy Inc.	5.650%	4/15/2034	5	5
[4]	Cheniere Energy Inc.	5.200%	7/30/2036	7	7
[4]	Cheniere Energy Inc.	6.000%	7/30/2056	5	5
	Cheniere Energy Partners LP	5.750%	8/15/2034	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cheniere Energy Partners LP	5.350%	11/30/2036	5	5
[4]	Cheniere Energy Partners LP	6.050%	11/30/2056	5	5
	Chevron Corp.	2.236%	5/11/2030	20	18
	Chevron USA Inc.	3.950%	8/13/2027	5	5
	Chevron USA Inc.	4.687%	4/15/2030	5	5
[4]	Chord Energy Corp.	6.000%	10/1/2030	2	2
[4]	Chord Energy Corp.	6.750%	3/15/2033	3	3
[4]	CNOOC Finance 2003 Ltd.	5.500%	5/21/2033	60	63
[4]	CNOOC Finance 2011 Ltd.	5.750%	1/26/2041	5	5
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/2045	5	5
[4]	CNX Midstream Partners LP	4.750%	4/15/2030	2	2
[4]	CNX Resources Corp.	7.375%	1/15/2031	3	3
[4]	CNX Resources Corp.	7.250%	3/1/2032	2	2
[4]	CNX Resources Corp.	5.875%	3/1/2034	2	2
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	18	18
[4]	Columbia Pipelines Holding Co. LLC	6.042%	8/15/2028	5	5
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	10	11
[4]	Columbia Pipelines Operating Co. LLC	5.507%	5/15/2036	5	5
[4]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/2053	5	5
[4]	Columbia Pipelines Operating Co. LLC	5.695%	10/1/2054	8	8
[4]	Columbia Pipelines Operating Co. LLC	5.962%	2/15/2055	8	8
[4]	Comstock Resources Inc.	6.750%	3/1/2029	4	4
[4]	Comstock Resources Inc.	5.875%	1/15/2030	6	6
	ConocoPhillips	6.500%	2/1/2039	5	6
	ConocoPhillips Co.	4.700%	1/15/2030	15	15
	ConocoPhillips Co.	5.050%	9/15/2033	15	15
	ConocoPhillips Co.	5.000%	1/15/2035	5	5
	ConocoPhillips Co.	4.025%	3/15/2062	5	4
[4]	Coronado Finance Pty Ltd.	9.250%	10/1/2029	1	1
[4]	CQP Holdco LP	5.500%	6/15/2031	3	3
[4]	CQP Holdco LP	7.500%	12/15/2033	3	3
[4]	Crescent Energy Finance LLC	7.625%	4/1/2032	2	2
[4]	Crescent Energy Finance LLC	7.875%	4/15/2032	4	4
[4]	Crescent Energy Finance LLC	7.375%	1/15/2033	2	2
[4]	Crescent Energy Finance LLC	8.375%	1/15/2034	5	5
[4]	CVR Energy Inc.	5.750%	2/15/2028	2	2
[4]	CVR Energy Inc.	7.500%	2/15/2031	2	2
[4]	CVR Energy Inc.	7.875%	2/15/2034	2	2
[4]	DBR Land Holdings LLC	6.250%	12/1/2030	1	1
	DCP Midstream Operating LP	5.625%	7/15/2027	5	5
	DCP Midstream Operating LP	5.600%	4/1/2044	5	5
[4]	Delek Logistics Partners LP	8.625%	3/15/2029	3	3
[4]	Delek Logistics Partners LP	7.375%	6/30/2033	4	4
[4]	Delek Logistics Partners LP	6.875%	6/1/2034	2	2
	Devon Energy Corp.	5.200%	9/15/2034	5	5
	Devon Energy Corp.	5.000%	6/15/2045	6	5
	Devon Energy Corp.	5.750%	9/15/2054	5	5
[4]	Devon Energy Corp.	5.900%	2/15/2055	5	5
	Diamondback Energy Inc.	6.250%	3/15/2033	25	27
	Diamondback Energy Inc.	5.750%	4/18/2054	5	5
	Diamondback Energy Inc.	5.900%	4/18/2064	5	5
[4]	DT Midstream Inc.	4.300%	4/15/2032	5	5
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	5	5
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	5	4
[4]	EG Global Finance plc	12.000%	11/30/2028	3	3
[1]	Enbridge Energy Partners LP	7.500%	4/15/2038	5	6
	Enbridge Inc.	5.700%	3/8/2033	15	16
	Enbridge Inc.	2.500%	8/1/2033	29	25
	Enbridge Inc.	6.700%	11/15/2053	5	6
[4]	Enerflex Inc.	6.875%	1/15/2031	2	2
[4]	Energean Israel Finance Ltd.	8.500%	9/30/2033	25	26
	Energy Transfer LP	4.000%	10/1/2027	5	5
	Energy Transfer LP	4.950%	5/15/2028	55	55
	Energy Transfer LP	4.150%	9/15/2029	10	10
	Energy Transfer LP	4.550%	1/15/2031	3	3
	Energy Transfer LP	6.550%	12/1/2033	5	5
	Energy Transfer LP	5.700%	4/1/2035	5	5
	Energy Transfer LP	5.350%	1/15/2036	3	3
	Energy Transfer LP	6.625%	10/15/2036	5	5
	Energy Transfer LP	6.500%	2/1/2042	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	4.950%	1/15/2043	5	4
	Energy Transfer LP	6.000%	6/15/2048	5	5
	Energy Transfer LP	6.250%	4/15/2049	5	5
	Energy Transfer LP	5.000%	5/15/2050	5	4
	Energy Transfer LP	5.950%	5/15/2054	5	5
	Energy Transfer LP	8.000%	5/15/2054	9	10
	Energy Transfer LP	6.050%	9/1/2054	5	5
	Energy Transfer LP	7.125%	10/1/2054	4	4
	Energy Transfer LP	6.200%	4/1/2055	27	27
	Energy Transfer LP	6.500%	2/15/2056	2	2
	Energy Transfer LP	6.750%	2/15/2056	2	2
[4]	EnerSys	6.625%	1/15/2032	2	2
[4]	EnQuest plc	9.875%	4/30/2031	3	3
	Enterprise Products Operating LLC	4.150%	10/16/2028	6	6
	Enterprise Products Operating LLC	2.800%	1/31/2030	5	5
	Enterprise Products Operating LLC	5.200%	1/15/2036	10	10
	Enterprise Products Operating LLC	6.125%	10/15/2039	5	5
	Enterprise Products Operating LLC	4.850%	3/15/2044	5	5
	Enterprise Products Operating LLC	4.250%	2/15/2048	5	4
	Enterprise Products Operating LLC	4.800%	2/1/2049	5	4
	Enterprise Products Operating LLC	3.700%	1/31/2051	5	4
	Enterprise Products Operating LLC	3.300%	2/15/2053	82	55
	Enterprise Products Operating LLC	5.550%	2/16/2055	5	5
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	16	16
	EOG Resources Inc.	5.350%	1/15/2036	5	5
	EOG Resources Inc.	5.650%	12/1/2054	5	5
	EQT Corp.	5.750%	2/1/2034	5	5
[4]	Excelerate Energy LP	8.000%	5/15/2030	2	2
	Exxon Mobil Corp.	3.482%	3/19/2030	20	19
	Exxon Mobil Corp.	2.995%	8/16/2039	5	4
	Exxon Mobil Corp.	3.095%	8/16/2049	5	3
	Exxon Mobil Corp.	4.327%	3/19/2050	30	25
	Exxon Mobil Corp.	3.452%	4/15/2051	5	4
[4]	Flex Intermediate Holdco LLC	4.317%	12/30/2039	8	7
[4]	FLNG Liquefaction 2 LLC	4.125%	3/31/2038	13	12
[4]	FORESEA Holding SA	7.500%	6/15/2030	2	2
	Genesis Energy LP	7.875%	5/15/2032	2	2
	Genesis Energy LP	8.000%	5/15/2033	2	2
	Genesis Energy LP	6.750%	3/15/2034	4	4
[4]	Global Partners LP	8.250%	1/15/2032	3	3
[4]	Global Partners LP	7.125%	7/1/2033	2	2
[1]	GNL Quintero SA	4.634%	7/31/2029	2	2
[4]	Gray Oak Pipeline LLC	3.450%	10/15/2027	49	48
[1]	Guara Norte Sarl	5.198%	6/15/2034	2	2
[4]	Gulfport Energy Operating Corp.	6.750%	9/1/2029	2	2
	Halliburton Co.	7.450%	9/15/2039	15	18
	Halliburton Co.	5.000%	11/15/2045	5	5
[4]	Harvest Midstream I LP	7.500%	5/15/2032	2	2
[4]	Harvest Midstream I LP	6.750%	5/15/2034	3	3
	Hess Corp.	7.875%	10/1/2029	5	6
	Hess Corp.	6.000%	1/15/2040	42	44
	Hess Corp.	5.600%	2/15/2041	5	5
[4]	Hess Midstream Operations LP	5.875%	3/1/2028	2	2
[4]	Hess Midstream Operations LP	5.125%	6/15/2028	11	11
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	4	4
	HF Sinclair Corp.	5.500%	9/1/2032	5	5
[4]	Hilcorp Energy I LP	6.250%	11/1/2028	2	2
[4]	Hilcorp Energy I LP	6.000%	4/15/2030	2	2
[4]	Hilcorp Energy I LP	6.000%	2/1/2031	2	2
[4]	Hilcorp Energy I LP	6.250%	4/15/2032	5	5
[4]	Hilcorp Energy I LP	6.875%	5/15/2034	5	5
[4]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	3	3
[4]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	2	2
[4]	Ithaca Energy North Sea plc	8.125%	10/15/2029	2	2
[4]	ITT Holdings LLC	6.500%	8/1/2029	4	4
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	5	5
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	5	6
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	5	5
[1]	Kinder Morgan Inc.	7.800%	8/1/2031	5	6
	Kinder Morgan Inc.	5.400%	2/1/2034	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	5.550%	6/1/2045	5	5
	Kinder Morgan Inc.	3.600%	2/15/2051	5	4
	Kinder Morgan Inc.	5.450%	8/1/2052	8	8
[4]	Kinetik Holdings LP	6.625%	12/15/2028	2	2
[4]	Kinetik Holdings LP	5.875%	6/15/2030	5	5
[4]	Kodiak Gas Services LLC	6.500%	10/1/2033	2	2
[4]	Kodiak Gas Services LLC	6.750%	10/1/2035	6	6
[4]	Kraken Oil & Gas Partners LLC	7.625%	8/15/2029	2	2
[4]	Magnolia Oil & Gas Operating LLC	6.875%	12/1/2032	2	2
	Marathon Petroleum Corp.	6.500%	3/1/2041	15	16
	Marathon Petroleum Corp.	4.750%	9/15/2044	5	4
[4]	Martin Midstream Partners LP	11.500%	2/15/2028	3	3
[4]	Matador Resources Co.	6.500%	4/15/2032	2	2
[4]	Matador Resources Co.	6.250%	4/15/2033	4	4
[4]	Matador Resources Co.	6.000%	4/15/2034	2	2
[1]	MC Brazil Downstream Trading Sarl	7.250%	6/30/2031	3	3
[4]	Moss Creek Resources Holdings Inc.	8.250%	9/1/2031	3	3
[4]	Motiva Enterprises LLC	6.850%	1/15/2040	15	16
	MPLX LP	4.000%	3/15/2028	10	10
	MPLX LP	2.650%	8/15/2030	5	5
	MPLX LP	5.500%	6/1/2034	5	5
	MPLX LP	5.300%	4/1/2036	5	5
	MPLX LP	5.500%	2/15/2049	5	5
	MPLX LP	4.950%	3/14/2052	50	42
	MPLX LP	5.650%	3/1/2053	8	7
	Murphy Oil Corp.	6.000%	10/1/2032	2	2
	Murphy Oil Corp.	5.875%	12/1/2042	2	2
[4]	Murphy Oil USA Inc.	3.750%	2/15/2031	2	2
[4]	Murphy Oil USA Inc.	5.875%	6/1/2034	2	2
[4]	Nabors Industries Inc.	9.125%	1/31/2030	4	4
[4]	Nabors Industries Inc.	8.875%	8/15/2031	2	2
[4]	Nabors Industries Inc.	7.625%	11/15/2032	3	3
[4]	NGL Energy Operating LLC	8.125%	2/15/2029	2	2
[4]	NGL Energy Operating LLC	8.375%	2/15/2032	4	4
[4]	Noble Finance II LLC	8.000%	4/15/2030	4	4
[4]	Noble Finance II LLC	6.250%	6/15/2034	2	2
[4]	Northern Oil & Gas Inc.	8.750%	6/15/2031	3	3
[4]	Northern Oil & Gas Inc.	7.875%	10/15/2033	2	2
[4]	Northriver Midstream Finance LP	6.750%	7/15/2032	2	2
	NuStar Logistics LP	6.375%	10/1/2030	2	2
	Occidental Petroleum Corp.	6.625%	9/1/2030	47	50
	Occidental Petroleum Corp.	6.450%	9/15/2036	5	5
	Occidental Petroleum Corp.	6.600%	3/15/2046	5	5
[1]	Oceaneering International Inc.	6.000%	2/1/2028	2	2
[3,4]	Oceaneering International Inc.	6.875%	7/15/2034	2	2
	ONEOK Inc.	4.550%	7/15/2028	10	10
[4]	ONEOK Inc.	6.500%	9/1/2030	15	16
	ONEOK Inc.	4.750%	10/15/2031	15	15
	ONEOK Inc.	6.050%	9/1/2033	5	5
	ONEOK Inc.	6.625%	9/1/2053	5	5
	ONEOK Inc.	6.250%	10/15/2055	5	5
	ONEOK Inc.	5.850%	11/1/2064	50	47
	ONEOK Partners LP	6.125%	2/1/2041	5	5
	Ovintiv Inc.	8.125%	9/15/2030	5	6
	Ovintiv Inc.	7.200%	11/1/2031	25	27
	Ovintiv Inc.	7.375%	11/1/2031	5	6
	Ovintiv Inc.	6.500%	8/15/2034	10	11
	Ovintiv Inc.	6.500%	2/1/2038	53	56
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	2	2
[4]	PBF Holding Co. LLC	9.875%	3/15/2030	6	6
[4]	PBF Holding Co. LLC	7.875%	9/15/2030	2	2
[4]	Permian Resources Operating LLC	5.875%	7/1/2029	7	7
[4]	Permian Resources Operating LLC	7.000%	1/15/2032	3	3
[4]	Permian Resources Operating LLC	6.250%	2/1/2033	4	4
	Petrobras Global Finance BV	5.999%	1/27/2028	4	4
	Petrobras Global Finance BV	5.125%	9/10/2030	2	2
	Petrobras Global Finance BV	5.600%	1/3/2031	2	2
	Petrobras Global Finance BV	6.500%	7/3/2033	28	29
	Petrobras Global Finance BV	6.000%	1/13/2035	4	4
	Petrobras Global Finance BV	6.250%	1/10/2036	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petrobras Global Finance BV	6.875%	1/20/2040	2	2
	Petrobras Global Finance BV	6.750%	1/27/2041	2	2
	Petrobras Global Finance BV	7.250%	3/17/2044	2	2
	Petrobras Global Finance BV	5.500%	6/10/2051	28	23
	Petrobras Global Finance BV	6.850%	6/5/2115	5	5
[1]	Petronas Capital Ltd.	3.500%	4/21/2030	30	29
[1]	Petronas Capital Ltd.	4.500%	3/18/2045	8	7
[1]	Petronas Capital Ltd.	4.550%	4/21/2050	6	5
[1]	Petronas Capital Ltd.	4.800%	4/21/2060	2	2
[1]	Petronas Capital Ltd.	3.404%	4/28/2061	4	3
[1]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	3	3
	Phillips 66	5.875%	5/1/2042	5	5
	Phillips 66	4.875%	11/15/2044	5	4
	Phillips 66 Co.	4.950%	3/15/2035	5	5
	Phillips 66 Co.	4.900%	10/1/2046	5	4
[1]	Phillips 66 Co.	5.875%	3/15/2056	8	8
	Pioneer Natural Resources Co.	1.900%	8/15/2030	5	5
	Pioneer Natural Resources Co.	2.150%	1/15/2031	13	12
	Plains All American Pipeline LP	4.900%	2/15/2045	5	4
[1]	Pluspetrol SA	8.500%	5/30/2032	10	10
[4]	Prairie Acquiror LP	9.000%	8/1/2029	2	2
[4]	Precision Drilling Corp.	6.875%	1/15/2029	1	1
[4]	PTTEP Treasury Center Co. Ltd.	6.350%	6/12/2042	30	32
[4]	Puma International Financing SA	7.750%	4/25/2029	2	2
[4]	Qatarenergy LNG S3	5.838%	9/30/2027	27	27
[1,5]	Raizen Fuels Finance SA	6.450%	3/5/2034	10	6
[4]	Range Resources Corp.	4.750%	2/15/2030	2	2
[1]	Reliance Industries Ltd.	3.667%	11/30/2027	2	2
[1]	Reliance Industries Ltd.	2.875%	1/12/2032	13	12
[1]	Reliance Industries Ltd.	6.250%	10/19/2040	1	1
[1]	Reliance Industries Ltd.	4.875%	2/10/2045	1	1
[1]	Reliance Industries Ltd.	3.625%	1/12/2052	22	16
[1]	Reliance Industries Ltd.	3.750%	1/12/2062	1	1
[4]	Rockies Express Pipeline LLC	4.950%	7/15/2029	2	2
[4]	Rockies Express Pipeline LLC	4.800%	5/15/2030	6	6
[4]	Rockies Express Pipeline LLC	6.750%	3/15/2033	5	5
[4]	Rockies Express Pipeline LLC	6.875%	4/15/2040	1	1
[1]	SA Global Sukuk Ltd.	4.625%	9/17/2035	207	198
[4]	Sabal Trail Transmission LLC	4.682%	5/1/2038	8	7
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	25	25
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	5	5
[4]	Saturn Oil & Gas Inc.	9.625%	6/15/2029	2	2
[4]	Schlumberger Holdings Corp.	4.500%	5/15/2028	10	10
[4]	Schlumberger Holdings Corp.	2.650%	6/26/2030	5	5
	Schlumberger Investment SA	4.550%	5/7/2031	3	3
	Schlumberger Investment SA	4.800%	5/7/2033	2	2
	Schlumberger Investment SA	5.150%	5/7/2036	5	5
[4]	Seadrill Finance Ltd.	8.375%	8/1/2030	2	2
[4]	Seadrill Finance Ltd.	6.750%	7/15/2034	2	2
[4]	Sempra Infrastructure Partners LP	3.250%	1/15/2032	19	17
[4]	SESI LLC	7.875%	9/30/2030	2	2
[1]	Shell Finance US Inc.	2.375%	11/7/2029	15	14
[1]	Shell Finance US Inc.	2.750%	4/6/2030	5	5
[1]	Shell Finance US Inc.	4.125%	5/11/2035	5	5
[1]	Shell Finance US Inc.	4.550%	8/12/2043	5	4
[1]	Shell Finance US Inc.	4.375%	5/11/2045	5	4
[1]	Shell Finance US Inc.	4.000%	5/10/2046	5	4
[1]	Shell Finance US Inc.	3.250%	4/6/2050	5	3
	Shell International Finance BV	2.375%	11/7/2029	5	5
	Shell International Finance BV	4.125%	5/11/2035	50	47
	Shell International Finance BV	2.875%	11/26/2041	10	7
	SM Energy Co.	6.500%	7/15/2028	4	4
[4]	SM Energy Co.	6.750%	8/1/2029	2	2
[4]	SM Energy Co.	8.625%	11/1/2030	2	2
[4]	SM Energy Co.	8.750%	7/1/2031	4	4
[4]	SM Energy Co.	7.000%	8/1/2032	3	3
[4]	SM Energy Co.	9.625%	6/15/2033	4	4
[4]	SM Energy Co.	6.625%	4/15/2034	3	3
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	2	2
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	10	10
	Spectra Energy Partners LP	4.500%	3/15/2045	61	52
[4]	Star Holding LLC	8.750%	8/1/2031	2	2
[4]	Summit Midstream Holdings LLC	8.625%	10/31/2029	3	3
	Suncor Energy Inc.	6.850%	6/1/2039	5	6
	Suncor Energy Inc.	4.000%	11/15/2047	5	4
[4]	Sunoco LP	5.875%	7/15/2027	7	7
	Sunoco LP	5.875%	3/15/2028	7	7
[4]	Sunoco LP	7.000%	9/15/2028	3	3
[4]	Sunoco LP	7.000%	5/1/2029	3	3
	Sunoco LP	4.500%	4/30/2030	3	3
[4]	Sunoco LP	5.375%	7/15/2031	4	4
[4]	Sunoco LP	6.625%	8/15/2032	4	4
[4]	Sunoco LP	6.250%	7/1/2033	6	6
[4]	Sunoco LP	5.875%	3/15/2034	5	5
[4]	Sunoco LP	5.625%	7/15/2034	2	2
[4]	Tallgrass Energy Partners LP	5.500%	1/15/2028	4	4
[4]	Tallgrass Energy Partners LP	7.375%	2/15/2029	1	1
[4]	Tallgrass Energy Partners LP	6.000%	12/31/2030	5	5
[4]	Tallgrass Energy Partners LP	6.750%	3/15/2034	3	3
[4]	Talos Production Inc.	9.375%	2/1/2031	2	2
	Targa Resources Corp.	4.900%	9/15/2030	55	55
	Targa Resources Corp.	6.500%	2/15/2053	5	5
	Targa Resources Corp.	6.125%	5/15/2055	5	5
[4]	Texas Eastern Transmission LP	3.500%	1/15/2028	15	15
	Texas Eastern Transmission LP	7.000%	7/15/2032	26	29
[4]	Texas Eastern Transmission LP	4.150%	1/15/2048	5	4
[4]	TGNR Intermediate Holdings LLC	5.500%	10/15/2029	2	2
[4]	TGS ASA	8.500%	1/15/2030	2	2
[4]	Tidewater Inc.	9.125%	7/15/2030	2	2
	TotalEnergies Capital International SA	3.127%	5/29/2050	23	15
	TotalEnergies Capital SA	5.638%	4/5/2064	20	19
	TotalEnergies Capital SA	5.425%	9/10/2064	5	5
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	3	3
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	3	3
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	4	4
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	15	15
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	5	6
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	10	10
[1]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	4	4
[4]	TransMontaigne Partners LLC	8.500%	6/15/2030	2	2
[4]	Transocean Aquila Ltd.	8.000%	9/30/2028	1	1
[4]	Transocean International Ltd.	8.250%	5/15/2029	2	2
[4]	Transocean International Ltd.	8.750%	2/15/2030	1	1
	Transocean International Ltd.	7.500%	4/15/2031	3	3
[4]	Transocean International Ltd.	8.500%	5/15/2031	3	3
[4]	Transocean International Ltd.	7.875%	10/15/2032	2	2
	Transocean International Ltd.	6.800%	3/15/2038	2	2
[1]	Transportadora de Gas Internacional SA ESP	5.550%	11/1/2028	2	2
[4]	Trident Energy Finance plc	12.500%	11/30/2029	4	4
[4]	USA Compression Partners LP	7.125%	3/15/2029	4	4
[4]	USA Compression Partners LP	6.250%	10/1/2033	2	2
[4]	Valaris Ltd.	8.375%	4/30/2030	3	3
	Valero Energy Corp.	6.625%	6/15/2037	5	6
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	3	3
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	6	6
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	5	4
[4]	Venture Global Calcasieu Pass LLC	6.000%	5/1/2036	3	3
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	6	6
[4]	Venture Global LNG Inc.	7.000%	1/15/2030	8	8
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	9	9
[4]	Venture Global LNG Inc.	9.875%	2/1/2032	8	9
[4]	Venture Global LNG Inc.	6.625%	6/15/2036	8	8
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	9	9
[4]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	4	4
[4]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	8	8
[4]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	4	4
[4]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	4	5
[4]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	7	7
[4]	Vermilion Energy Inc.	7.250%	2/15/2033	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Viper Energy Partners LLC	5.700%	8/1/2035	5	5
[4]	Viridien	10.000%	10/15/2030	2	2
[1]	Vista Energy Argentina SAU	8.500%	6/10/2033	2	2
[4]	W&T Offshore Inc.	10.750%	2/1/2029	2	2
[4]	WBI Operating LLC	6.250%	10/15/2030	2	2
[4]	WBI Operating LLC	6.500%	10/15/2033	2	2
[4]	Weatherford International Ltd.	6.750%	10/15/2033	3	3
	Western Midstream Operating LP	6.150%	4/1/2033	25	26
	Western Midstream Operating LP	5.700%	7/1/2036	2	2
	Western Midstream Operating LP	5.300%	3/1/2048	5	4
	Western Midstream Operating LP	5.250%	2/1/2050	5	4
[4]	Wildfire Intermediate Holdings LLC	7.500%	10/15/2029	2	2
	Williams Cos. Inc.	4.800%	11/15/2029	5	5
	Williams Cos. Inc.	5.650%	3/15/2033	2	2
	Williams Cos. Inc.	5.150%	3/15/2034	5	5
	Williams Cos. Inc.	5.300%	9/30/2035	5	5
	Williams Cos. Inc.	5.150%	3/15/2036	4	4
	Williams Cos. Inc.	6.300%	4/15/2040	10	11
	Williams Cos. Inc.	4.900%	1/15/2045	5	4
	Williams Cos. Inc.	5.100%	9/15/2045	5	5
	Williams Cos. Inc.	5.300%	8/15/2052	9	8
[4]	Woodside Finance Ltd.	4.500%	3/4/2029	15	15
	Woodside Finance Ltd.	5.100%	9/12/2034	5	5
	Woodside Finance Ltd.	6.000%	5/19/2035	5	5
					3,219
Financials (9.0%)
[4]	ABN AMRO Bank NV	2.470%	12/13/2029	50	47
[4]	ABN AMRO Bank NV	5.515%	12/3/2035	50	51
	ACE Capital Trust II	9.700%	4/1/2030	5	6
[4]	Acrisure LLC	8.250%	2/1/2029	5	5
[4]	Acrisure LLC	8.500%	6/15/2029	2	2
[4]	Acrisure LLC	6.000%	8/1/2029	3	3
[4]	Acrisure LLC	7.500%	11/6/2030	4	4
[4]	Acrisure LLC	6.750%	7/1/2032	2	2
[1]	Aegon Ltd.	5.500%	4/11/2048	50	50
	AerCap Ireland Capital DAC	4.625%	10/15/2027	50	50
	AerCap Ireland Capital DAC	5.100%	1/19/2029	35	35
	AerCap Ireland Capital DAC	3.300%	1/30/2032	50	46
	AerCap Ireland Capital DAC	5.000%	11/15/2035	5	5
	Affiliated Managers Group Inc.	5.500%	2/15/2036	3	3
	Aflac Inc.	4.000%	10/15/2046	5	4
[4]	AIA Group Ltd.	3.900%	4/6/2028	5	5
[4]	AIA Group Ltd.	4.950%	4/4/2033	10	10
[4]	AIA Group Ltd.	4.500%	3/16/2046	5	4
[4]	AIB Group plc	5.320%	5/15/2031	5	5
[4]	AIB Group plc	5.871%	3/28/2035	7	7
[4]	AIR Lease Corp. Sukuk Ltd.	5.850%	4/1/2028	9	9
[4]	Aircastle Ltd.	2.850%	1/26/2028	5	5
	Alleghany Corp.	3.250%	8/15/2051	12	8
[4]	Alliant Holdings Intermediate LLC	4.250%	10/15/2027	7	7
[4]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	2	2
[4]	Alliant Holdings Intermediate LLC	5.875%	11/1/2029	4	4
[4]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	4	4
[4]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	3	3
[4]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	2	2
[4]	Allianz SE	6.350%	9/6/2053	50	52
	Allstate Corp.	5.050%	6/24/2029	20	20
	Allstate Corp.	3.850%	8/10/2049	32	24
	Ally Financial Inc.	6.848%	1/3/2030	6	6
	Ally Financial Inc.	6.700%	2/14/2033	3	3
	Ally Financial Inc.	6.646%	1/17/2040	1	1
	American Express Co.	5.532%	4/25/2030	25	26
	American Express Co.	4.444%	5/3/2030	4	4
	American Express Co.	4.918%	7/20/2033	23	23
	American Express Co.	5.043%	5/1/2034	5	5
	American Express Co.	5.915%	4/25/2035	6	6
	American Express Co.	5.284%	7/26/2035	5	5
	American Express Co.	5.442%	1/30/2036	5	5
	American Express Co.	4.804%	10/24/2036	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	3.875%	1/15/2035	16	15
	American International Group Inc.	4.750%	4/1/2048	5	4
[1]	American International Group Inc.	5.750%	4/1/2048	30	30
	American International Group Inc.	4.375%	6/30/2050	5	4
[4]	American National Global Funding	4.625%	12/15/2028	5	5
[4]	American National Global Funding	5.000%	6/22/2029	5	5
[4]	American National Global Funding	5.550%	1/28/2030	5	5
[4]	American National Group Inc.	6.144%	6/13/2032	5	5
	American National Group Inc.	7.000%	12/1/2055	2	2
[4]	Americo Life Inc.	3.450%	4/15/2031	22	20
	Ameriprise Financial Inc.	4.800%	6/15/2031	2	2
	Ameriprise Financial Inc.	4.500%	5/13/2032	5	5
[4]	AmWINS Group Inc.	6.375%	2/15/2029	3	3
[4]	AmWINS Group Inc.	4.875%	6/30/2029	2	2
[4]	Amynta Agency Borrower Inc. & Amynta Warranty Borrower Inc.	7.500%	7/15/2033	1	1
[4]	ANZ New Zealand Int'l Ltd.	4.000%	1/22/2029	50	49
	Aon Corp.	4.500%	12/15/2028	5	5
	Aon Corp.	3.750%	5/2/2029	5	5
	Aon Corp.	2.800%	5/15/2030	5	5
	Aon Corp.	3.900%	2/28/2052	10	7
	Aon North America Inc.	5.450%	3/1/2034	5	5
	Aon North America Inc.	5.750%	3/1/2054	5	5
[4]	APH Somerset Investor 2 LLC	7.875%	11/1/2029	2	2
[4]	Apollo Debt Solutions BDC	5.700%	1/23/2031	5	5
	Apollo Debt Solutions BDC	6.700%	7/29/2031	5	5
[4]	Apollo Debt Solutions BDC	6.550%	3/15/2032	5	5
	Apollo Global Management Inc.	6.375%	11/15/2033	7	7
	Apollo Global Management Inc.	5.700%	3/30/2036	7	7
	Apollo Global Management Inc.	6.000%	12/15/2054	30	29
	Arch Capital Group Ltd.	5.250%	6/15/2036	2	2
	Arch Capital Group Ltd.	3.635%	6/30/2050	5	4
	Arch Capital Group Ltd.	5.950%	6/15/2056	3	3
[4]	Ardonagh Finco Ltd.	7.750%	2/15/2031	7	7
[4]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	6	6
	Ares Capital Corp.	2.875%	6/15/2028	10	10
	Ares Capital Corp.	5.550%	1/15/2030	5	5
	Ares Capital Corp.	5.250%	4/12/2031	3	3
	Ares Capital Corp.	5.800%	3/8/2032	5	5
	Ares Management Corp.	5.600%	10/11/2054	5	5
	Ares Strategic Income Fund	5.700%	3/15/2028	5	5
	Ares Strategic Income Fund	5.550%	4/15/2031	4	4
	Ares Strategic Income Fund	6.200%	3/21/2032	5	5
[4]	Aretec Group Inc.	7.500%	4/1/2029	1	1
[4]	Armor Holdco Inc.	8.500%	11/15/2029	1	1
	Arthur J Gallagher & Co.	5.000%	2/15/2032	5	5
	Arthur J Gallagher & Co.	5.450%	7/15/2034	5	5
	Arthur J Gallagher & Co.	5.150%	2/15/2035	10	10
	Arthur J Gallagher & Co.	5.550%	2/15/2055	5	5
	Assurant Inc.	7.000%	3/27/2048	1	1
[4]	Asurion LLC	8.000%	12/31/2032	11	11
[4]	Asurion LLC	8.375%	2/1/2034	12	11
	Athene Holding Ltd.	3.500%	1/15/2031	10	9
	Athene Holding Ltd.	5.875%	1/15/2034	5	5
	Athene Holding Ltd.	3.950%	5/25/2051	5	3
	Athene Holding Ltd.	6.250%	4/1/2054	10	9
[4]	Atlanticus Holdings Corp.	9.750%	9/1/2030	2	2
[4]	Atlas Warehouse Lending Co. LP	6.050%	1/15/2028	15	15
[4]	Atlas Warehouse Lending Co. LP	4.950%	11/15/2030	7	7
[4]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	5	5
[4]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/2035	5	5
[4]	Avation Group S Pte. Ltd.	8.500%	5/15/2031	2	2
[4]	Aviation Capital Group LLC	6.250%	4/15/2028	17	17
[4]	Aviation Capital Group LLC	5.375%	7/15/2029	5	5
[4]	Aviation Capital Group LLC	4.875%	1/28/2033	5	5
[4]	Avolon Holdings Funding Ltd.	2.528%	11/18/2027	60	58
[4]	Avolon Holdings Funding Ltd.	2.750%	2/21/2028	13	13
[4]	Avolon Holdings Funding Ltd.	6.375%	5/4/2028	5	5
[4]	Avolon Holdings Funding Ltd.	4.950%	10/15/2032	5	5
	AXIS Specialty Finance LLC	3.900%	7/15/2029	5	5
[4]	Azorra Finance Ltd.	7.250%	1/15/2031	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Baldwin Insurance Group Holdings LLC	7.125%	5/15/2031	2	2
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	5	6
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	11	11
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	5	5
[1]	Banco de Credito del Peru S.A.	6.450%	7/30/2035	4	4
[1]	Banco do Brasil SA	6.250%	4/18/2030	3	3
[1]	Banco do Brasil SA	6.000%	3/18/2031	3	3
[1]	Banco Macro SA	8.000%	6/23/2029	2	2
	Banco Santander SA	4.600%	4/15/2029	10	10
	Banco Santander SA	5.127%	11/6/2035	20	20
	Banco Santander SA	5.437%	4/15/2036	10	10
[1]	Bangkok Bank PCL	5.500%	9/21/2033	10	10
[1]	Bank of America Corp.	3.593%	7/21/2028	8	8
[1]	Bank of America Corp.	4.948%	7/22/2028	18	18
	Bank of America Corp.	5.202%	4/25/2029	5	5
	Bank of America Corp.	5.819%	9/15/2029	8	8
[1]	Bank of America Corp.	3.974%	2/7/2030	20	20
	Bank of America Corp.	4.477%	4/23/2030	10	10
[1]	Bank of America Corp.	3.194%	7/23/2030	17	16
[1]	Bank of America Corp.	2.884%	10/22/2030	14	13
	Bank of America Corp.	5.162%	1/24/2031	15	15
[1]	Bank of America Corp.	2.496%	2/13/2031	13	12
[1]	Bank of America Corp.	2.592%	4/29/2031	5	5
[1]	Bank of America Corp.	1.898%	7/23/2031	15	13
[1]	Bank of America Corp.	1.922%	10/24/2031	5	4
[1]	Bank of America Corp.	2.651%	3/11/2032	5	5
	Bank of America Corp.	2.687%	4/22/2032	33	30
	Bank of America Corp.	4.695%	4/23/2032	10	10
	Bank of America Corp.	2.299%	7/21/2032	5	4
	Bank of America Corp.	2.572%	10/20/2032	13	12
[1]	Bank of America Corp.	2.972%	2/4/2033	5	5
	Bank of America Corp.	4.571%	4/27/2033	5	5
[1]	Bank of America Corp.	5.015%	7/22/2033	10	10
	Bank of America Corp.	5.288%	4/25/2034	28	28
	Bank of America Corp.	5.872%	9/15/2034	55	57
	Bank of America Corp.	5.468%	1/23/2035	87	89
[1]	Bank of America Corp.	5.425%	8/15/2035	10	10
	Bank of America Corp.	5.518%	10/25/2035	5	5
	Bank of America Corp.	5.511%	1/24/2036	5	5
	Bank of America Corp.	5.464%	5/9/2036	5	5
	Bank of America Corp.	2.482%	9/21/2036	23	20
	Bank of America Corp.	5.045%	2/6/2037	10	10
	Bank of America Corp.	5.489%	4/23/2037	8	8
[1]	Bank of America Corp.	4.244%	4/24/2038	10	9
	Bank of America Corp.	7.750%	5/14/2038	18	22
[1]	Bank of America Corp.	4.078%	4/23/2040	5	4
[1]	Bank of America Corp.	2.676%	6/19/2041	5	4
	Bank of America Corp.	3.311%	4/22/2042	5	4
[1]	Bank of America Corp.	4.750%	4/21/2045	5	4
[1]	Bank of America Corp.	4.330%	3/15/2050	12	10
[1]	Bank of America Corp.	4.083%	3/20/2051	10	8
[1]	Bank of America Corp.	3.483%	3/13/2052	5	4
	Bank of America Corp.	2.972%	7/21/2052	8	5
	Bank of Montreal	5.511%	6/4/2031	5	5
	Bank of Montreal	4.350%	9/22/2031	5	5
	Bank of Montreal	3.088%	1/10/2037	5	5
	Bank of New York Mellon Corp.	4.026%	1/22/2030	2	2
	Bank of New York Mellon Corp.	4.596%	7/26/2030	5	5
	Bank of New York Mellon Corp.	4.942%	2/11/2031	5	5
	Bank of New York Mellon Corp.	4.540%	4/23/2032	3	3
	Bank of New York Mellon Corp.	5.060%	7/22/2032	5	5
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	5	5
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	5	5
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	5	5
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	5	5
	Bank of New York Mellon Corp.	5.316%	6/6/2036	5	5
	Bank of New York Mellon Corp.	5.606%	7/21/2039	5	5
	Bank of Nova Scotia	4.850%	2/1/2030	5	5
	Bank of Nova Scotia	4.247%	2/2/2030	13	13
	Bank of Nova Scotia	2.150%	8/1/2031	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	2.450%	2/2/2032	10	9
	Bank of Nova Scotia	4.740%	11/10/2032	5	5
	Bank of Nova Scotia	5.650%	2/1/2034	10	10
	Bank of Nova Scotia	4.813%	2/2/2034	12	12
	Bank of Nova Scotia	4.588%	5/4/2037	5	5
[4]	Banque Federative du Credit Mutuel SA	5.790%	7/13/2028	50	51
[4]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	30	30
[4]	Banque Federative du Credit Mutuel SA	5.106%	1/15/2036	30	29
	Barclays plc	4.837%	9/10/2028	2	2
	Barclays plc	7.385%	11/2/2028	25	26
[1]	Barclays plc	4.972%	5/16/2029	20	20
	Barclays plc	4.476%	11/11/2029	18	18
[1]	Barclays plc	5.088%	6/20/2030	5	5
	Barclays plc	2.667%	3/10/2032	8	7
	Barclays plc	2.894%	11/24/2032	168	151
	Barclays plc	7.437%	11/2/2033	58	65
	Barclays plc	3.564%	9/23/2035	30	28
	Barclays plc	3.330%	11/24/2042	6	5
	Barings BDC Inc.	7.000%	2/15/2029	5	5
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	5	5
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	5	4
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	5	4
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	5	3
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	5	4
	BGC Group Inc.	6.600%	6/10/2029	5	5
	BlackRock Funding Inc.	4.600%	7/26/2027	50	50
	BlackRock Funding Inc.	5.250%	3/14/2054	5	5
	BlackRock Funding Inc.	5.350%	1/8/2055	12	11
	Blackrock Inc.	3.250%	4/30/2029	5	5
	Blackrock Inc.	4.750%	5/25/2033	5	5
[4]	Blackstone Holdings Finance Co. LLC	2.500%	1/10/2030	5	5
[4]	Blackstone Holdings Finance Co. LLC	1.600%	3/30/2031	7	6
[4]	Blackstone Holdings Finance Co. LLC	2.850%	8/5/2051	10	6
[4]	Blackstone Holdings Finance Co. LLC	3.200%	1/30/2052	5	3
	Blackstone Private Credit Fund	7.300%	11/27/2028	2	2
	Blackstone Private Credit Fund	5.950%	7/16/2029	5	5
	Blackstone Private Credit Fund	5.350%	3/12/2031	5	5
	Blackstone Private Credit Fund	6.000%	1/29/2032	5	5
	Blackstone Private Credit Fund	6.000%	11/22/2034	6	6
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	5	5
	Blackstone Secured Lending Fund	5.300%	6/30/2030	5	5
[4]	Block Inc.	5.625%	8/15/2030	3	3
	Block Inc.	3.500%	6/1/2031	8	7
	Block Inc.	6.500%	5/15/2032	6	6
[4]	Block Inc.	6.000%	8/15/2033	2	2
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	5	5
	Blue Owl Finance LLC	4.375%	2/15/2032	10	9
	Blue Owl Finance LLC	6.250%	4/18/2034	5	5
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	10	10
[4]	BNP Paribas SA	4.792%	5/9/2029	35	35
[4]	BNP Paribas SA	5.738%	2/20/2035	10	10
[4]	BNP Paribas SA	2.824%	1/26/2041	12	9
[4]	BOC Aviation Ltd.	3.000%	9/11/2029	60	57
	BOKF NA	6.108%	11/6/2040	5	5
[4]	BPCE SA	4.760%	1/13/2032	25	25
[4]	BPCE SA	5.936%	5/30/2035	5	5
[4]	BPCE SA	5.417%	1/13/2037	25	25
[4]	BPCE SA	6.347%	1/13/2047	25	25
[4]	Bread Financial Holdings Inc.	6.750%	5/15/2031	2	2
[4]	Bread Financial Holdings Inc.	8.375%	6/15/2035	2	2
[4]	Brighthouse Financial Global Funding	5.650%	6/10/2029	5	5
	Brighthouse Financial Inc.	5.625%	5/15/2030	5	5
[4]	Broadstreet Partners Group LLC	5.875%	4/15/2029	2	2
	Brookfield Asset Management Ltd.	4.832%	4/15/2031	5	5
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	3	3
	Brookfield Finance I UK plc	2.340%	1/30/2032	5	4
	Brookfield Finance Inc.	4.350%	4/15/2030	5	5
	Brookfield Finance Inc.	5.330%	1/15/2036	5	5
	Brookfield Finance Inc.	4.700%	9/20/2047	12	10
	Brookfield Finance Inc.	3.625%	2/15/2052	5	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brown & Brown Inc.	4.900%	6/23/2030	5	5
	Brown & Brown Inc.	6.250%	6/23/2055	5	5
[4]	Burford Capital Global Finance LLC	6.875%	4/15/2030	1	1
[4]	Burford Capital Global Finance LLC	7.500%	7/15/2033	4	3
[4]	Burford Capital Global Finance LLC	8.500%	1/15/2034	2	2
[4]	CaixaBank SA	6.208%	1/18/2029	35	36
[4]	CaixaBank SA	4.885%	7/3/2031	25	25
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	4	4
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	16	16
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	5	5
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	4	4
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	10	11
	Capital One Financial Corp.	5.700%	2/1/2030	5	5
	Capital One Financial Corp.	5.463%	7/26/2030	5	5
	Capital One Financial Corp.	4.493%	9/11/2031	5	5
[1]	Capital One Financial Corp.	7.624%	10/30/2031	5	6
	Capital One Financial Corp.	4.722%	1/30/2032	5	5
	Capital One Financial Corp.	2.359%	7/29/2032	5	4
	Capital One Financial Corp.	5.268%	5/10/2033	5	5
	Capital One Financial Corp.	6.377%	6/8/2034	5	5
	Capital One Financial Corp.	7.964%	11/2/2034	18	21
	Capital One Financial Corp.	5.197%	9/11/2036	5	5
[4]	Carlyle Holdings II Finance LLC	5.625%	3/30/2043	5	5
	Charles Schwab Corp.	3.250%	5/22/2029	5	5
	Charles Schwab Corp.	4.603%	7/27/2029	5	5
	Charles Schwab Corp.	4.625%	3/22/2030	5	5
	Charles Schwab Corp.	4.744%	5/21/2030	5	5
	Charles Schwab Corp.	2.900%	3/3/2032	5	5
	Charles Schwab Corp.	6.136%	8/24/2034	5	5
	Charles Schwab Corp.	5.493%	5/21/2037	15	15
	Chubb INA Holdings LLC	5.000%	3/15/2034	5	5
	Chubb INA Holdings LLC	4.900%	8/15/2035	5	5
	Chubb INA Holdings LLC	5.300%	5/20/2036	3	3
	Chubb INA Holdings LLC	6.000%	5/11/2037	5	5
	Chubb INA Holdings LLC	4.350%	11/3/2045	5	4
	Chubb INA Holdings LLC	2.850%	12/15/2051	5	3
	Chubb INA Holdings LLC	3.050%	12/15/2061	5	3
	CI Financial Corp.	3.200%	12/17/2030	5	5
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	5	5
[4]	Citadel LP	6.375%	1/23/2032	5	5
	Citibank NA	4.846%	6/18/2032	140	140
	Citigroup Inc.	4.125%	7/25/2028	36	36
[1]	Citigroup Inc.	3.520%	10/27/2028	17	17
	Citigroup Inc.	5.174%	2/13/2030	23	23
[1]	Citigroup Inc.	3.980%	3/20/2030	10	10
[1]	Citigroup Inc.	2.976%	11/5/2030	5	5
[1]	Citigroup Inc.	2.666%	1/29/2031	15	14
[1]	Citigroup Inc.	4.412%	3/31/2031	15	15
	Citigroup Inc.	4.503%	9/11/2031	5	5
	Citigroup Inc.	2.561%	5/1/2032	20	18
	Citigroup Inc.	5.875%	2/22/2033	18	19
	Citigroup Inc.	5.827%	2/13/2035	5	5
	Citigroup Inc.	5.449%	6/11/2035	5	5
	Citigroup Inc.	6.125%	8/25/2036	28	29
	Citigroup Inc.	5.174%	9/11/2036	10	10
[1]	Citigroup Inc.	3.878%	1/24/2039	5	4
	Citigroup Inc.	5.411%	9/19/2039	5	5
	Citigroup Inc.	6.675%	9/13/2043	5	6
	Citigroup Inc.	4.750%	5/18/2046	11	9
[1]	Citigroup Inc.	4.281%	4/24/2048	5	4
	Citigroup Inc.	4.650%	7/23/2048	5	4
	Citigroup Inc.	5.612%	3/4/2056	5	5
	Citizens Financial Group Inc.	3.250%	4/30/2030	5	5
	Citizens Financial Group Inc.	5.718%	7/23/2032	5	5
	Citizens Financial Group Inc.	2.638%	9/30/2032	5	4
	Citizens Financial Group Inc.	6.645%	4/25/2035	5	5
	Citizens Financial Group Inc.	5.299%	1/29/2036	2	2
	CME Group Inc.	4.150%	6/15/2048	5	4
	CNA Financial Corp.	5.500%	6/15/2033	5	5
[4]	CNO Global Funding	4.375%	9/8/2028	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CNO Global Funding	4.950%	9/9/2029	5	5
[4]	CNO Global Funding	4.700%	12/11/2030	5	5
[4]	CNO Global Funding	5.200%	6/11/2031	5	5
[4]	Cobra AcquisitionCo LLC	6.375%	11/1/2029	2	2
[4]	Coinbase Global Inc.	3.625%	10/1/2031	2	2
[4]	Commonwealth Bank of Australia	3.610%	9/12/2034	40	38
[4]	Commonwealth Bank of Australia	3.900%	7/12/2047	5	4
[4]	Compass Group Diversified Holdings LLC	5.250%	4/15/2029	3	3
[4]	Compass Group Diversified Holdings LLC	5.000%	1/15/2032	1	1
[4]	Constellation Global Funding	4.850%	10/22/2030	5	5
[4]	Constellation Insurance Inc.	6.625%	5/1/2031	1	1
	Cooperatieve Rabobank UA	4.322%	4/1/2029	20	20
[4]	Cooperatieve Rabobank UA	4.990%	5/27/2031	20	20
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	5	5
	Corebridge Financial Inc.	4.350%	4/5/2042	5	4
	Corebridge Financial Inc.	6.875%	12/15/2052	10	10
[4]	Corebridge Global Funding	4.800%	5/29/2029	30	30
[4]	Corebridge Global Funding	4.550%	1/9/2031	5	5
[4]	Corebridge Global Funding	4.900%	8/21/2032	5	5
[4]	CoreLogic Inc.	4.500%	5/1/2028	2	2
[4]	CRC Insurance Group LLC	7.125%	6/1/2031	9	9
[4]	Credit Acceptance Corp.	6.625%	3/15/2030	2	2
[4]	Credit Agricole SA	5.514%	7/5/2033	5	5
[4]	Credit Agricole SA	6.251%	1/10/2035	14	15
[4]	Credit Agricole SA	5.261%	1/12/2037	7	7
[4]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	2	2
[4]	CrossCountry Intermediate HoldCo LLC	6.750%	12/1/2032	2	2
[4]	Depository Trust Co.	4.300%	3/27/2029	25	25
	Deutsche Bank AG	4.725%	2/6/2032	27	27
	Deutsche Bank AG	3.742%	1/7/2033	5	5
	Deutsche Bank AG	5.403%	9/11/2035	20	20
[4]	DNB Bank ASA	4.832%	3/30/2032	20	20
[4]	Dresdner Funding Trust I	8.151%	6/30/2031	6	6
[4]	Empower Finance 2020 LP	1.776%	3/17/2031	18	16
[4]	Empower Finance 2020 LP	3.075%	9/17/2051	43	28
	Enact Holdings Inc.	6.250%	5/28/2029	5	5
[4]	Encore Capital Group Inc.	8.500%	5/15/2030	2	2
[4]	Encore Capital Group Inc.	6.625%	4/15/2031	4	4
[4]	Enova International Inc.	9.125%	8/1/2029	2	2
[3,4]	Enstar Group Ltd.	6.693%	7/15/2037	5	5
[4]	Equitable America Global Funding	4.300%	12/15/2028	5	5
[4]	Equitable America Global Funding	5.125%	6/15/2031	5	5
[4]	Equitable America Global Funding	4.700%	9/15/2032	5	5
[4]	Equitable Financial Life Global Funding	5.000%	3/27/2030	5	5
	Equitable Holdings Inc.	5.000%	4/20/2048	21	18
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	5	3
[4]	EZCORP Inc.	7.375%	4/1/2032	4	4
	F&G Annuities & Life Inc.	6.500%	6/4/2029	5	5
[4]	F&G Global Funding	4.650%	9/8/2028	5	5
[4]	F&G Global Funding	4.500%	1/9/2029	5	5
[4]	F&G Global Funding	5.875%	1/16/2030	5	5
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	5	5
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	5	5
[4]	Fairfax Financial Holdings Ltd.	6.200%	6/8/2056	5	5
[4]	Farmers Insurance Exchange	4.747%	11/1/2057	36	31
[4]	Federation des Caisses Desjardins du Quebec	5.700%	3/14/2028	18	18
[4]	Fifth Third Bancorp	4.000%	2/1/2029	5	5
	Fifth Third Bancorp	6.339%	7/27/2029	5	5
	Fifth Third Bancorp	5.631%	1/29/2032	5	5
	Fifth Third Bancorp	4.566%	4/29/2032	4	4
	Fifth Third Bancorp	4.337%	4/25/2033	5	5
	Fifth Third Bancorp	5.141%	1/29/2037	3	3
	Fifth Third Bancorp	8.250%	3/1/2038	5	6
	First American Financial Corp.	2.400%	8/15/2031	5	4
	First Citizens BancShares Inc.	6.254%	3/12/2040	5	5
[1]	First Horizon Bank	5.750%	5/1/2030	5	5
[4]	FirstCash Inc.	5.625%	1/1/2030	3	3
[4]	FirstCash Inc.	6.875%	3/1/2032	1	1
[4]	FirstCash Inc.	6.125%	5/1/2034	2	2
[4]	Five Point Operating Co. LP	8.000%	10/1/2030	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	FMR LLC	6.450%	11/15/2039	8	9
[4]	FMR LLC	6.500%	12/14/2040	25	27
[4]	Focus Financial Partners LLC	6.750%	9/15/2031	3	3
[4]	Fortitude Global Funding	5.500%	6/12/2031	5	5
	Franklin BSP Capital Corp.	7.200%	6/15/2029	5	5
	Franklin Resources Inc.	1.600%	10/30/2030	5	4
	Franklin Resources Inc.	2.950%	8/12/2051	18	11
[4]	Freedom Mortgage Corp.	12.250%	10/1/2030	6	6
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	2	2
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	3	3
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	2	2
[4]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	3	3
	FS KKR Capital Corp.	3.250%	7/15/2027	9	9
	FS KKR Capital Corp.	3.125%	10/12/2028	5	5
	FS KKR Capital Corp.	7.875%	1/15/2029	5	5
	FS KKR Capital Corp.	7.500%	8/1/2031	3	3
[4]	FTAI Aviation Investors LLC	5.500%	5/1/2028	8	8
[4]	FTAI Aviation Investors LLC	7.000%	5/1/2031	2	2
[4]	FTAI Aviation Investors LLC	7.000%	6/15/2032	2	2
	Gaci First Investment Co.	5.250%	1/29/2034	210	210
	GATX Corp.	4.550%	11/7/2028	5	5
	GATX Corp.	5.200%	3/15/2044	5	5
	GATX Corp.	6.050%	6/5/2054	25	25
	Genworth Holdings Inc.	6.500%	6/15/2034	1	1
[4]	GGAM Finance Ltd.	8.000%	6/15/2028	3	3
[4]	GGAM Finance Ltd.	6.875%	4/15/2029	2	2
[4]	Global Aircraft Leasing Co. Ltd.	8.750%	9/1/2027	12	12
[4]	Global Atlantic Fin Co.	7.950%	6/15/2033	5	6
[4]	Global Atlantic Fin Co.	7.950%	10/15/2054	2	2
[4]	Global Atlantic Fin Co.	7.250%	3/1/2056	3	3
	Global Payments Inc.	4.950%	8/15/2027	27	27
	Global Payments Inc.	4.550%	3/15/2028	1	1
	Global Payments Inc.	3.200%	8/15/2029	5	5
	Global Payments Inc.	2.900%	5/15/2030	5	5
	Global Payments Inc.	5.400%	8/15/2032	5	5
	Global Payments Inc.	5.400%	3/15/2033	2	2
	Global Payments Inc.	5.950%	8/15/2052	5	5
	Globe Life Inc.	5.850%	9/15/2034	5	5
[4]	goeasy Ltd.	9.250%	12/1/2028	3	3
[4]	goeasy Ltd.	7.625%	7/1/2029	5	5
[4]	goeasy Ltd.	6.875%	5/15/2030	2	2
	Goldman Sachs Bank USA	4.656%	6/3/2029	250	250
	Goldman Sachs Capital I	6.345%	2/15/2034	5	5
	Goldman Sachs Group Inc.	4.148%	1/21/2029	21	21
	Goldman Sachs Group Inc.	4.153%	10/21/2029	5	5
	Goldman Sachs Group Inc.	6.484%	10/24/2029	10	10
	Goldman Sachs Group Inc.	2.600%	2/7/2030	23	21
	Goldman Sachs Group Inc.	3.800%	3/15/2030	18	17
	Goldman Sachs Group Inc.	5.727%	4/25/2030	5	5
	Goldman Sachs Group Inc.	5.049%	7/23/2030	5	5
	Goldman Sachs Group Inc.	4.692%	10/23/2030	5	5
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	5	5
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	23	23
	Goldman Sachs Group Inc.	4.516%	1/21/2032	7	7
	Goldman Sachs Group Inc.	1.992%	1/27/2032	18	16
	Goldman Sachs Group Inc.	2.615%	4/22/2032	160	144
	Goldman Sachs Group Inc.	2.383%	7/21/2032	29	26
	Goldman Sachs Group Inc.	2.650%	10/21/2032	5	4
	Goldman Sachs Group Inc.	3.102%	2/24/2033	5	5
	Goldman Sachs Group Inc.	5.851%	4/25/2035	23	24
	Goldman Sachs Group Inc.	5.330%	7/23/2035	5	5
	Goldman Sachs Group Inc.	5.016%	10/23/2035	5	5
	Goldman Sachs Group Inc.	5.536%	1/28/2036	5	5
	Goldman Sachs Group Inc.	4.939%	10/21/2036	5	5
	Goldman Sachs Group Inc.	5.065%	1/21/2037	6	6
	Goldman Sachs Group Inc.	6.750%	10/1/2037	10	11
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	5	4
	Goldman Sachs Group Inc.	6.250%	2/1/2041	5	5
	Goldman Sachs Group Inc.	3.210%	4/22/2042	5	4
	Goldman Sachs Group Inc.	3.436%	2/24/2043	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	5.561%	11/19/2045	23	22
	Goldman Sachs Group Inc.	5.541%	1/21/2047	8	8
	Goldman Sachs Group Inc.	5.734%	1/28/2056	10	10
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	5	5
	Golub Capital BDC Inc.	6.000%	7/15/2029	5	5
	Golub Capital BDC Inc.	6.250%	6/1/2031	5	5
[4]	Greystar Real Estate Partners LLC	7.750%	9/1/2030	4	4
[4]	Guardian Life Global Funding	4.066%	9/5/2028	5	5
[4]	Guardian Life Global Funding	5.737%	10/2/2028	5	5
[4]	Guardian Life Global Funding	4.402%	12/11/2030	5	5
[4]	Guardian Life Global Funding	4.809%	6/1/2031	5	5
[4]	Guardian Life Global Funding	4.916%	4/30/2033	5	5
[4]	Guardian Life Insurance Co. of America	4.850%	1/24/2077	10	8
[4]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	3	3
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	5	5
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	3	3
	HA Sustainable Infrastructure Capital Inc.	8.000%	6/1/2056	3	3
	Hartford Insurance Group Inc.	6.100%	10/1/2041	5	5
[4]	HBOS plc	6.000%	11/1/2033	23	24
[4]	High Street Funding Trust II	4.682%	2/15/2048	5	4
[4]	Hightower Holding LLC	6.750%	4/15/2029	1	1
[4]	Hightower Holding LLC	9.125%	1/31/2030	2	2
[4]	Howard Hughes Corp.	4.125%	2/1/2029	1	1
[4]	Howard Hughes Corp.	4.375%	2/1/2031	3	3
[4]	Howard Hughes Corp.	6.125%	3/1/2034	2	2
[4]	Howden UK Refinance plc	7.250%	2/15/2031	6	6
[4]	Howden UK Refinance plc	8.125%	2/15/2032	4	4
	HPS Corporate Lending Fund	5.450%	1/14/2028	6	6
	HPS Corporate Lending Fund	6.750%	1/30/2029	5	5
[4]	HPS Corporate Lending Fund	5.150%	4/2/2029	5	5
[4]	HPS Corporate Lending Fund	5.650%	4/2/2031	5	5
	HPS Corporate Lending Fund	5.950%	4/14/2032	5	5
[1]	HSBC Bank USA NA	5.875%	11/1/2034	18	19
[1]	HSBC Bank USA NA	5.625%	8/15/2035	5	5
[1]	HSBC Bank USA NA	7.000%	1/15/2039	5	6
	HSBC Holdings plc	2.206%	8/17/2029	119	113
	HSBC Holdings plc	4.619%	11/6/2031	50	49
	HSBC Holdings plc	2.804%	5/24/2032	5	5
[1]	HSBC Holdings plc	6.500%	5/2/2036	5	5
	HSBC Holdings plc	5.790%	5/13/2036	5	5
	HSBC Holdings plc	5.741%	9/10/2036	34	34
	HSBC Holdings plc	5.133%	11/6/2036	25	25
	HSBC Holdings plc	6.800%	6/1/2038	7	8
	HSBC Holdings plc	6.100%	1/14/2042	60	64
[4]	HUB International Ltd.	5.625%	12/1/2029	4	4
[4]	HUB International Ltd.	7.250%	6/15/2030	10	10
[4]	HUB International Ltd.	7.375%	1/31/2032	5	5
[4]	Hunt Cos. Inc.	5.250%	4/15/2029	2	2
	Huntington Bancshares Inc.	6.208%	8/21/2029	5	5
	Huntington Bancshares Inc.	4.623%	1/28/2032	45	44
	Huntington Bancshares Inc.	5.023%	5/17/2033	5	5
	Huntington Bancshares Inc.	5.709%	2/2/2035	5	5
	Huntington Bancshares Inc.	6.141%	11/18/2039	5	5
	Huntington Bancshares Inc.	5.605%	1/28/2041	2	2
	Icahn Enterprises LP	5.250%	5/15/2027	3	3
	Icahn Enterprises LP	9.750%	1/15/2029	2	2
	Icahn Enterprises LP	4.375%	2/1/2029	4	3
[4]	Icahn Enterprises LP	10.000%	11/15/2029	6	6
	Independent Bank Corp.	7.250%	4/1/2035	5	5
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	10	10
[1]	ING Groep NV	4.803%	3/23/2032	16	16
	ING Groep NV	5.420%	3/23/2037	14	14
	Intercontinental Exchange Inc.	3.100%	9/15/2027	25	25
	Intercontinental Exchange Inc.	3.625%	9/1/2028	5	5
	Intercontinental Exchange Inc.	3.750%	9/21/2028	5	5
	Intercontinental Exchange Inc.	4.350%	6/15/2029	5	5
	Intercontinental Exchange Inc.	2.100%	6/15/2030	14	13
	Intercontinental Exchange Inc.	1.850%	9/15/2032	5	4
	Intercontinental Exchange Inc.	4.600%	3/15/2033	5	5
	Intercontinental Exchange Inc.	2.650%	9/15/2040	20	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.000%	6/15/2050	5	3
	Intercontinental Exchange Inc.	4.950%	6/15/2052	10	9
[4]	Intesa Sanpaolo SpA	6.625%	6/20/2033	10	11
[4]	Intesa Sanpaolo SpA	4.700%	9/23/2049	10	8
[4]	Intesa Sanpaolo SpA	7.800%	11/28/2053	1	1
[4]	Intesa Sanpaolo SpA	7.778%	6/20/2054	10	12
	Jackson Financial Inc.	5.670%	6/8/2032	10	10
[4]	Jackson National Life Global Funding	4.800%	4/9/2029	5	5
[4]	Jackson National Life Global Funding	3.050%	6/21/2029	5	5
[4]	Jackson National Life Global Funding	5.350%	1/13/2030	8	8
[4]	Jackson National Life Global Funding	4.550%	9/9/2030	5	5
[4]	Jane Street Group	4.500%	11/15/2029	11	11
[4]	Jane Street Group	7.125%	4/30/2031	10	10
[4]	Jane Street Group	6.125%	11/1/2032	31	31
[4]	Jane Street Group	6.750%	5/1/2033	21	22
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	5	5
[4]	Jefferies Finance LLC	5.000%	8/15/2028	5	5
	Jefferies Financial Group Inc.	5.125%	4/28/2031	4	4
	Jefferies Financial Group Inc.	6.200%	4/14/2034	5	5
[4]	Jefferson Capital Holdings LLC	8.250%	5/15/2030	2	2
[4]	Jones Deslauriers Insurance Management Inc.	8.500%	3/15/2030	7	7
[4]	Jones Deslauriers Insurance Management Inc.	6.875%	10/1/2033	1	1
	JPMorgan Chase & Co.	4.979%	7/22/2028	34	34
	JPMorgan Chase & Co.	4.851%	7/25/2028	14	14
	JPMorgan Chase & Co.	4.505%	10/22/2028	16	16
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	8	8
	JPMorgan Chase & Co.	5.299%	7/24/2029	5	5
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	5	5
	JPMorgan Chase & Co.	5.012%	1/23/2030	10	10
	JPMorgan Chase & Co.	5.581%	4/22/2030	20	20
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	5	5
	JPMorgan Chase & Co.	4.565%	6/14/2030	20	20
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	5	5
	JPMorgan Chase & Co.	4.603%	10/22/2030	33	33
	JPMorgan Chase & Co.	5.140%	1/24/2031	51	52
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	20	20
	JPMorgan Chase & Co.	5.103%	4/22/2031	5	5
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	15	14
	JPMorgan Chase & Co.	4.255%	10/22/2031	13	13
	JPMorgan Chase & Co.	4.347%	1/22/2032	15	15
	JPMorgan Chase & Co.	2.580%	4/22/2032	5	5
	JPMorgan Chase & Co.	2.545%	11/8/2032	5	4
	JPMorgan Chase & Co.	2.963%	1/25/2033	5	5
	JPMorgan Chase & Co.	4.586%	4/26/2033	5	5
	JPMorgan Chase & Co.	4.912%	7/25/2033	5	5
	JPMorgan Chase & Co.	5.717%	9/14/2033	15	16
	JPMorgan Chase & Co.	5.350%	6/1/2034	5	5
	JPMorgan Chase & Co.	6.254%	10/23/2034	5	5
	JPMorgan Chase & Co.	5.336%	1/23/2035	23	23
	JPMorgan Chase & Co.	5.766%	4/22/2035	5	5
	JPMorgan Chase & Co.	5.294%	7/22/2035	5	5
	JPMorgan Chase & Co.	4.946%	10/22/2035	5	5
	JPMorgan Chase & Co.	5.502%	1/24/2036	5	5
	JPMorgan Chase & Co.	5.572%	4/22/2036	5	5
	JPMorgan Chase & Co.	4.810%	10/22/2036	5	5
	JPMorgan Chase & Co.	4.898%	1/22/2037	42	41
	JPMorgan Chase & Co.	5.148%	4/23/2037	6	6
	JPMorgan Chase & Co.	6.400%	5/15/2038	5	6
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	5	4
	JPMorgan Chase & Co.	5.600%	7/15/2041	10	10
	JPMorgan Chase & Co.	2.525%	11/19/2041	50	35
	JPMorgan Chase & Co.	5.625%	8/16/2043	5	5
	JPMorgan Chase & Co.	4.950%	6/1/2045	5	5
	JPMorgan Chase & Co.	5.534%	11/29/2045	5	5
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	5	4
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	69	54
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	5	3
	JPMorgan Chase & Co.	3.328%	4/22/2052	15	10
	Kemper Corp.	2.400%	9/30/2030	5	4
[4]	Kennedy-Wilson Inc.	7.250%	6/1/2033	6	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	KeyCorp	4.100%	4/30/2028	5	5
[1]	KeyCorp	4.789%	6/1/2033	5	5
	KeyCorp	6.401%	3/6/2035	10	11
[4]	KKR Group Finance Co. II LLC	5.500%	2/1/2043	5	5
[4]	KKR Group Finance Co. III LLC	5.125%	6/1/2044	8	7
[4]	KKR Group Finance Co. VII LLC	3.625%	2/25/2050	9	6
[4]	KKR Group Finance Co. VIII LLC	3.500%	8/25/2050	5	3
[4]	KKR Group Finance Co. XII LLC	4.850%	5/17/2032	5	5
[4]	LD Holdings Group LLC	6.125%	4/1/2028	4	3
	Legg Mason Inc.	5.625%	1/15/2044	8	8
[4]	LFS Topco LLC	8.750%	7/15/2030	2	2
[4]	Liberty Mutual Group Inc.	4.569%	2/1/2029	5	5
[4]	Liberty Mutual Group Inc.	5.250%	5/1/2036	20	20
[4]	Liberty Mutual Group Inc.	7.800%	3/15/2037	1	1
[4]	Liberty Mutual Group Inc.	3.951%	10/15/2050	5	4
[4]	Liberty Mutual Group Inc.	4.300%	2/1/2061	4	3
[4]	Lincoln Financial Global Funding	5.300%	1/13/2030	5	5
	Lincoln National Corp.	3.400%	1/15/2031	5	5
	Lincoln National Corp.	5.852%	3/15/2034	5	5
	Lincoln National Corp.	7.000%	6/15/2040	5	5
	Lincoln National Corp.	6.800%	7/15/2056	3	3
	Lloyds Banking Group plc	4.241%	2/10/2030	7	7
	Lloyds Banking Group plc	5.679%	1/5/2035	20	21
	Loews Corp.	4.940%	4/1/2036	5	5
	LPL Holdings Inc.	5.150%	6/15/2030	5	5
[4]	LSEG Finance plc	2.500%	4/6/2031	48	43
[4]	Lseg US Fin Corp.	5.250%	3/23/2036	25	25
	M&T Bank Corp.	6.082%	3/13/2032	5	5
	M&T Bank Corp.	5.053%	1/27/2034	5	5
	M&T Bank Corp.	5.400%	7/30/2035	5	5
[1]	M&T Bank Corp.	5.385%	1/16/2036	5	5
[4]	Macquarie Bank Ltd.	3.915%	2/3/2028	30	30
[4]	Macquarie Group Ltd.	2.691%	6/23/2032	5	5
[4]	Macquarie Group Ltd.	4.442%	6/21/2033	5	5
[4]	Macquarie Group Ltd.	5.491%	11/9/2033	5	5
[4]	Macquarie Group Ltd.	5.887%	6/15/2034	23	24
[4]	Macquarie Group Ltd.	6.255%	12/7/2034	5	5
	Main Street Capital Corp.	6.950%	3/1/2029	16	16
	Manulife Financial Corp.	3.703%	3/16/2032	5	5
	Manulife Financial Corp.	5.375%	3/4/2046	10	10
	Markel Group Inc.	5.000%	4/5/2046	5	4
	Markel Group Inc.	4.150%	9/17/2050	7	5
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	5	5
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	5	4
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	12	11
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	5	5
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	5	5
[4]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/2050	8	5
[4]	Massachusetts Mutual Life Insurance Co.	5.077%	2/15/2069	73	65
	Mastercard Inc.	4.325%	6/8/2028	8	8
	Mastercard Inc.	4.425%	6/8/2029	8	8
	Mastercard Inc.	3.350%	3/26/2030	5	5
	Mastercard Inc.	4.600%	6/8/2031	10	10
	Mastercard Inc.	4.850%	3/9/2033	10	10
	Mastercard Inc.	5.000%	6/8/2036	5	5
	Mastercard Inc.	3.650%	6/1/2049	50	37
	Mastercard Inc.	3.850%	3/26/2050	5	4
	MBIA Inc.	5.700%	12/1/2034	2	2
[4]	MDGH GMTN RSC Ltd.	6.875%	11/1/2041	50	57
	Mercury General Corp.	6.250%	6/15/2036	3	3
	MetLife Inc.	4.550%	3/23/2030	5	5
	MetLife Inc.	6.375%	6/15/2034	5	5
	MetLife Inc.	5.700%	6/15/2035	5	5
[1]	MetLife Inc.	6.400%	12/15/2036	5	5
	MetLife Inc.	4.125%	8/13/2042	5	4
	MetLife Inc.	4.721%	12/15/2044	11	10
	MetLife Inc.	4.050%	3/1/2045	10	8
	MetLife Inc.	4.600%	5/13/2046	15	13
[1]	MetLife Inc.	6.350%	3/15/2055	5	5
[1]	MetLife Inc.	5.850%	3/15/2056	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Life Global Funding I	4.250%	4/13/2028	5	5
[4]	Midcap Financial Issuer Trust	6.500%	5/1/2028	3	3
[4]	Midcap Financial Issuer Trust	5.625%	1/15/2030	1	1
[4]	Mitsubishi HC Capital Inc.	5.080%	9/15/2027	10	10
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	5	5
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	30	29
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	4	4
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	10	10
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	15	14
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	60	54
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	4	4
[4]	Mitsui Fudosan Co. Ltd.	3.650%	7/20/2027	5	5
	Mizuho Financial Group Inc.	2.564%	9/13/2031	5	4
	Mizuho Financial Group Inc.	4.438%	5/12/2032	18	18
	Mizuho Financial Group Inc.	5.050%	5/12/2037	19	19
[4]	Mobius Merger Sub Inc.	9.000%	6/1/2030	2	1
[1]	Morgan Stanley	3.591%	7/22/2028	23	23
	Morgan Stanley	4.238%	1/9/2030	8	8
	Morgan Stanley	5.173%	1/16/2030	5	5
	Morgan Stanley	4.555%	4/10/2030	11	11
	Morgan Stanley	5.656%	4/18/2030	20	20
	Morgan Stanley	5.042%	7/19/2030	15	15
	Morgan Stanley	4.654%	10/18/2030	15	15
	Morgan Stanley	5.230%	1/15/2031	23	23
[1]	Morgan Stanley	2.699%	1/22/2031	23	21
[1]	Morgan Stanley	3.622%	4/1/2031	5	5
	Morgan Stanley	5.192%	4/17/2031	13	13
[1]	Morgan Stanley	4.356%	10/22/2031	5	5
	Morgan Stanley	4.493%	1/16/2032	4	4
[1]	Morgan Stanley	1.794%	2/13/2032	5	4
	Morgan Stanley	4.809%	4/16/2032	10	10
[1]	Morgan Stanley	1.928%	4/28/2032	177	154
[1]	Morgan Stanley	2.239%	7/21/2032	5	4
[1]	Morgan Stanley	2.511%	10/20/2032	5	4
	Morgan Stanley	2.943%	1/21/2033	25	23
[1]	Morgan Stanley	5.250%	4/21/2034	5	5
[1]	Morgan Stanley	5.424%	7/21/2034	10	10
	Morgan Stanley	5.831%	4/19/2035	5	5
	Morgan Stanley	5.320%	7/19/2035	5	5
	Morgan Stanley	5.587%	1/18/2036	5	5
	Morgan Stanley	2.484%	9/16/2036	20	17
[1]	Morgan Stanley	4.892%	10/22/2036	23	22
	Morgan Stanley	5.073%	1/30/2037	20	20
	Morgan Stanley	5.296%	4/10/2037	5	5
	Morgan Stanley	5.297%	4/20/2037	5	5
	Morgan Stanley	5.948%	1/19/2038	5	5
[1]	Morgan Stanley	3.971%	7/22/2038	25	22
	Morgan Stanley	5.942%	2/7/2039	5	5
	Morgan Stanley	5.314%	1/18/2041	1	1
	Morgan Stanley	3.217%	4/22/2042	10	8
	Morgan Stanley	6.375%	7/24/2042	5	5
	Morgan Stanley	4.300%	1/27/2045	5	4
[1]	Morgan Stanley	4.375%	1/22/2047	29	24
[1]	Morgan Stanley	5.597%	3/24/2051	5	5
[1]	Morgan Stanley	2.802%	1/25/2052	5	3
	Morgan Stanley	5.516%	11/19/2055	5	5
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	8	8
[1]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	18	18
[4]	Mutual of Omaha Cos. Global Funding	4.546%	1/13/2031	5	5
	Nasdaq Inc.	5.350%	6/28/2028	6	6
[4]	Nassau Cos. of New York	7.875%	7/15/2030	2	2
[4]	National Australia Bank Ltd.	6.429%	1/12/2033	18	19
[4]	National Australia Bank Ltd.	5.902%	1/14/2036	20	21
	NatWest Group plc	6.475%	6/1/2034	50	52
	Navient Corp.	5.500%	3/15/2029	3	3
	Navient Corp.	9.375%	10/15/2031	3	3
	Navient Corp.	7.875%	6/15/2032	3	3
[1]	Navient Corp.	5.625%	8/1/2033	3	2
[4]	New York Life Global Funding	4.150%	7/25/2028	5	5
[4]	New York Life Global Funding	4.200%	4/20/2029	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York Life Global Funding	5.000%	1/9/2034	5	5
[4]	New York Life Global Funding	5.350%	1/23/2035	5	5
[4]	New York Life Global Funding	5.200%	6/3/2036	5	5
[4]	New York Life Insurance Co.	6.750%	11/15/2039	5	6
[4]	Nippon Life Insurance Co.	5.950%	4/16/2054	13	13
[4]	NLG Global Funding	5.400%	1/23/2030	5	5
[4]	NLG Global Funding	4.350%	9/15/2030	5	5
	NMI Holdings Inc.	6.000%	8/15/2029	6	6
	Nomura Holdings Inc.	2.679%	7/16/2030	5	5
[4]	Norinchukin Bank	4.674%	9/9/2030	5	5
[4]	Norinchukin Bank	4.683%	3/10/2031	10	10
[4]	Norinchukin Bank	5.356%	3/10/2036	10	10
[4]	Northwestern Mutual Global Funding	4.350%	9/15/2027	5	5
[4]	Northwestern Mutual Global Funding	1.700%	6/1/2028	8	8
[4]	Northwestern Mutual Global Funding	4.300%	1/13/2031	5	5
[4]	Northwestern Mutual Global Funding	4.740%	6/30/2031	5	5
[4]	Northwestern Mutual Life Insurance Co.	6.063%	3/30/2040	4	4
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	18	14
[4]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	4	4
[4]	Northwestern Mutual Life Insurance Co.	6.050%	6/30/2056	10	10
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	5	5
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	5	5
	Old National Bancorp	5.768%	2/15/2036	1	1
	Old Republic International Corp.	5.700%	6/1/2036	5	5
	OneMain Finance Corp.	6.625%	1/15/2028	23	23
	OneMain Finance Corp.	3.875%	9/15/2028	3	3
	OneMain Finance Corp.	6.625%	5/15/2029	3	3
	OneMain Finance Corp.	6.125%	5/15/2030	3	3
	OneMain Finance Corp.	4.000%	9/15/2030	8	7
	OneMain Finance Corp.	7.125%	11/15/2031	3	3
	OneMain Finance Corp.	7.125%	9/15/2032	1	1
	OneMain Finance Corp.	6.500%	3/15/2033	5	5
	OneMain Finance Corp.	6.750%	9/15/2033	2	2
	ORIX Corp.	3.700%	7/18/2027	23	23
	ORIX Corp.	4.000%	4/13/2032	5	5
[4]	Osaic Holdings Inc.	6.750%	8/1/2032	3	3
[4]	Osaic Holdings Inc.	8.000%	8/1/2033	2	2
[4]	Oxford Finance LLC	7.750%	5/15/2031	3	3
[4]	Pacific Life Global Funding II	4.450%	5/1/2028	5	5
[4]	Pacific Life Global Funding II	4.500%	8/28/2029	5	5
[4]	Pacific Life Insurance Co.	4.300%	10/24/2067	5	4
[4]	Pacific LifeCorp	5.125%	1/30/2043	5	5
[4]	Park Intermediate Holdings LLC	5.875%	10/1/2028	7	7
[4]	Park Intermediate Holdings LLC	4.875%	5/15/2029	3	3
	PayPal Holdings Inc.	2.850%	10/1/2029	5	5
	PayPal Holdings Inc.	4.950%	6/1/2031	5	5
	PayPal Holdings Inc.	4.400%	6/1/2032	5	5
	PayPal Holdings Inc.	5.150%	6/1/2034	5	5
	PayPal Holdings Inc.	5.550%	6/1/2036	4	4
	PayPal Holdings Inc.	3.250%	6/1/2050	5	3
[4]	Paysafe Finance plc	4.000%	6/15/2029	2	2
	Pelagos Insurance Capital Ltd.	7.750%	6/15/2055	2	2
[4]	Penn Mutual Life Insurance Co.	3.800%	4/29/2061	5	3
[4]	PennyMac Financial Services Inc.	4.250%	2/15/2029	3	3
[4]	PennyMac Financial Services Inc.	7.875%	12/15/2029	3	3
[4]	PennyMac Financial Services Inc.	5.750%	9/15/2031	1	1
[4]	PennyMac Financial Services Inc.	6.875%	5/15/2032	6	6
[4]	PennyMac Financial Services Inc.	6.750%	2/15/2034	4	4
[4]	Penske Truck Leasing Co. LP	5.700%	2/1/2028	8	8
[4]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	5	5
[4]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	5	5
[4]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	5	5
[4]	Penske Truck Leasing Co. LP	4.550%	1/15/2031	5	5
[4]	PHH Escrow Issuer LLC	9.875%	11/1/2029	3	3
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	2	2
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	5	5
[4]	Planet Financial Group LLC	10.500%	12/15/2029	2	2
[1]	PNC Bank NA	2.700%	10/22/2029	18	17
	PNC Financial Services Group Inc.	2.550%	1/22/2030	20	19
	PNC Financial Services Group Inc.	2.307%	4/23/2032	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	4.812%	10/21/2032	5	5
	PNC Financial Services Group Inc.	4.626%	6/6/2033	5	5
	PNC Financial Services Group Inc.	5.068%	1/24/2034	29	29
	PNC Financial Services Group Inc.	5.939%	8/18/2034	5	5
	PNC Financial Services Group Inc.	6.875%	10/20/2034	5	6
	PNC Financial Services Group Inc.	5.676%	1/22/2035	5	5
	PNC Financial Services Group Inc.	5.401%	7/23/2035	5	5
	PNC Financial Services Group Inc.	5.575%	1/29/2036	5	5
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5	5
	PNC Financial Services Group Inc.	5.423%	1/25/2041	5	5
[4]	PRA Group Inc.	8.375%	2/1/2028	10	10
[4]	PRA Group Inc.	8.875%	1/31/2030	2	2
[4]	Pricoa Global Funding I	4.650%	1/12/2033	150	147
	Principal Financial Group Inc.	6.050%	10/15/2036	5	5
	Principal Financial Group Inc.	5.300%	1/15/2037	12	12
	Principal Financial Group Inc.	5.500%	3/15/2053	5	5
[4]	Principal Life Global Funding II	4.250%	8/18/2028	5	5
[4]	Principal Life Global Funding II	5.100%	1/25/2029	5	5
[4]	Principal Life Global Funding II	4.650%	5/18/2029	5	5
[4]	Principal Life Global Funding II	4.450%	1/13/2031	5	5
	Progressive Corp.	6.625%	3/1/2029	5	5
	Progressive Corp.	4.600%	3/26/2031	3	3
	Progressive Corp.	6.250%	12/1/2032	10	11
	Progressive Corp.	4.125%	4/15/2047	5	4
[4]	Prologis Targeted US Logistics Fund LP	4.750%	1/15/2036	5	5
[4]	Protective Life Corp.	5.350%	12/15/2035	8	8
[4]	Protective Life Global Funding	4.827%	4/14/2031	5	5
	Provident Financing Trust I	7.405%	3/15/2038	1	1
[4]	Provident Funding Associates LP	9.750%	9/15/2029	2	2
	Prudential Financial Inc.	5.200%	3/14/2035	5	5
[1]	Prudential Financial Inc.	5.700%	12/14/2036	10	10
[1]	Prudential Financial Inc.	4.600%	5/15/2044	5	4
[1]	Prudential Financial Inc.	4.500%	9/15/2047	15	15
[1]	Prudential Financial Inc.	5.700%	9/15/2048	10	10
[1]	Prudential Financial Inc.	3.700%	10/1/2050	5	5
[1]	Prudential Financial Inc.	3.700%	3/13/2051	5	4
	Prudential Financial Inc.	6.750%	3/1/2053	8	8
	Prudential Financial Inc.	6.250%	6/15/2056	2	2
	Raymond James Financial Inc.	4.650%	4/1/2030	5	5
	Regions Financial Corp.	5.502%	9/6/2035	5	5
	Regions Financial Corp.	7.375%	12/10/2037	5	6
	Reinsurance Group of America Inc.	3.150%	6/15/2030	5	5
	Reinsurance Group of America Inc.	6.375%	9/15/2056	2	2
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	5	5
[4]	Rfna LP	7.875%	2/15/2030	2	2
[4]	RGA Global Funding	5.500%	1/11/2031	5	5
[4]	RGA Global Funding	5.100%	5/26/2031	5	5
[4]	RGA Global Funding	5.000%	8/25/2032	5	5
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	7	7
[4]	Rocket Cos. Inc.	7.125%	2/1/2032	6	6
[4]	Rocket Cos. Inc.	6.375%	8/1/2033	5	5
[4]	Rocket Mortgage LLC	3.875%	3/1/2031	5	5
[4]	Rocket Mortgage LLC	4.000%	10/15/2033	5	5
[1]	Royal Bank of Canada	4.522%	10/18/2028	53	53
	Royal Bank of Canada	4.400%	4/17/2030	4	4
[1]	Royal Bank of Canada	4.969%	8/2/2030	5	5
[1]	Royal Bank of Canada	4.650%	10/18/2030	15	15
[1]	Royal Bank of Canada	5.153%	2/4/2031	5	5
	Royal Bank of Canada	4.305%	11/3/2031	5	5
	Royal Bank of Canada	4.612%	5/3/2032	8	8
[1]	Royal Bank of Canada	5.000%	5/2/2033	5	5
[4]	Ryan Specialty LLC	5.875%	8/1/2032	4	4
[4]	Sammons Financial Group Global Funding	4.800%	12/12/2030	5	5
[4]	Sammons Financial Group Global Funding	5.100%	6/22/2031	5	5
[4]	Sammons Financial Group Inc.	3.350%	4/16/2031	18	17
	Santander Holdings USA Inc.	5.040%	6/5/2030	3	3
	Santander Holdings USA Inc.	5.353%	9/6/2030	15	15
	Santander Holdings USA Inc.	7.660%	11/9/2031	5	5
	Santander Holdings USA Inc.	6.342%	5/31/2035	5	5
[4]	SBL Holdings Inc.	5.900%	9/26/2028	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	SBL Holdings Inc.	5.000%	2/18/2031	19	17
[4]	Securian Financial Group Inc.	4.800%	4/15/2048	5	4
	Selective Insurance Group Inc.	5.900%	4/15/2035	5	5
	Service Properties Trust	4.950%	10/1/2029	2	2
[4]	Service Properties Trust	8.625%	11/15/2031	3	3
	Service Properties Trust	8.875%	6/15/2032	3	3
[4]	Shift4 Payments LLC	6.750%	8/15/2032	5	5
	Simmons First National Corp.	6.250%	10/1/2035	5	5
[4]	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/2040	69	77
	SiriusPoint Ltd.	7.000%	4/5/2029	5	5
	Sixth Street Lending Partners	6.125%	7/15/2030	5	5
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	6	6
	SLM Corp.	6.500%	1/31/2030	4	4
[4]	SMBC Aviation Capital Finance DAC	5.700%	7/25/2033	5	5
[4]	SMBC Aviation Capital Finance DAC	5.550%	4/3/2034	10	10
[4]	Societe Generale SA	6.446%	1/10/2029	20	21
[4]	Societe Generale SA	3.337%	1/21/2033	5	5
[4]	Societe Generale SA	4.027%	1/21/2043	7	5
[4]	Societe Generale SA	7.367%	1/10/2053	10	11
	SouthState Bank Corp.	7.000%	6/13/2035	6	6
[4]	Standard Chartered plc	6.301%	1/9/2029	30	31
[4]	Standard Chartered plc	4.299%	1/13/2030	25	25
[4]	Standard Chartered plc	6.097%	1/11/2035	5	5
[4]	Standard Chartered plc	5.243%	1/13/2037	25	25
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	1	1
[4]	Starwood Property Trust Inc.	5.750%	1/15/2031	6	6
[4]	Starwood Property Trust Inc.	6.125%	6/1/2031	4	4
	State Street Corp.	2.400%	1/24/2030	5	5
	State Street Corp.	4.834%	4/24/2030	5	5
	State Street Corp.	3.152%	3/30/2031	5	5
	State Street Corp.	4.558%	4/23/2032	4	4
	State Street Corp.	4.675%	10/22/2032	50	50
	State Street Corp.	2.623%	2/7/2033	5	4
	State Street Corp.	5.159%	5/18/2034	5	5
	State Street Corp.	5.094%	4/24/2037	4	4
[4]	Stena International SA	7.250%	1/15/2031	4	4
[4]	Stonebriar ABF Issuer LLC	8.125%	12/15/2030	2	2
[4]	Stonex Escrow Issuer LLC	6.875%	7/15/2032	2	2
[4]	StoneX Group Inc.	7.875%	3/1/2031	1	1
	Sumisho Air Lease Corp.	5.850%	12/15/2027	16	16
[4]	Sumisho Air Lease Corp.	4.400%	3/24/2028	4	4
	Sumisho Air Lease Corp.	5.100%	3/1/2029	5	5
[4]	Sumisho Air Lease Corp.	4.500%	3/24/2029	2	2
[1]	Sumisho Air Lease Corp.	3.000%	2/1/2030	5	5
	Sumisho Air Lease Corp.	3.125%	12/1/2030	10	9
[4]	Sumisho Air Lease Corp.	4.850%	3/24/2031	2	2
[4]	Sumisho Air Lease Corp.	5.500%	3/24/2036	5	5
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	15	15
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	20	20
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	204	192
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	40	40
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	8	8
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	8	8
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	5	4
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	18	18
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	21	22
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	5	4
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	10	11
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	5	5
[4]	Sumitomo Mitsui Trust Bank Ltd.	4.350%	9/11/2030	18	18
[4]	Sumitomo Mitsui Trust Bank Ltd.	4.200%	3/5/2031	200	196
	Synchrony Financial	5.935%	8/2/2030	5	5
	Synchrony Financial	7.250%	2/2/2033	2	2
	Synchrony Financial	6.000%	7/29/2036	5	5
[4]	Teachers Insurance & Annuity Association of America	6.850%	12/16/2039	4	4
[4]	Teachers Insurance & Annuity Association of America	4.900%	9/15/2044	5	4
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	8	6
[4]	Teachers Insurance & Annuity Association of America	6.050%	6/15/2056	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	4	4
	Toronto-Dominion Bank	4.109%	10/13/2028	5	5
	Toronto-Dominion Bank	4.361%	4/23/2029	10	10
[1]	Toronto-Dominion Bank	2.000%	9/10/2031	5	4
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	5	4
	Toronto-Dominion Bank	5.298%	1/30/2032	5	5
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	5	5
	Toronto-Dominion Bank	4.456%	6/8/2032	5	5
	Toronto-Dominion Bank	4.866%	4/22/2033	10	10
	Toronto-Dominion Bank	4.928%	10/15/2035	5	5
	TPG Operating Group II LP	4.875%	5/15/2031	3	3
	TPG Operating Group II LP	5.375%	1/15/2036	5	5
	Travelers Cos. Inc.	5.350%	11/1/2040	5	5
	Travelers Cos. Inc.	4.600%	8/1/2043	5	4
	Travelers Cos. Inc.	4.000%	5/30/2047	5	4
	Travelers Cos. Inc.	3.050%	6/8/2051	24	16
[4]	TrueNoord Capital DAC	8.750%	3/1/2030	2	2
[1]	Truist Financial Corp.	3.875%	3/19/2029	5	5
	Truist Financial Corp.	4.597%	1/27/2032	3	3
[1]	Truist Financial Corp.	5.153%	8/5/2032	25	25
[1]	Truist Financial Corp.	4.916%	7/28/2033	23	23
[1]	Truist Financial Corp.	6.123%	10/28/2033	5	5
[1]	Truist Financial Corp.	5.122%	1/26/2034	5	5
[1]	Truist Financial Corp.	5.867%	6/8/2034	5	5
[1]	Truist Financial Corp.	4.964%	10/23/2036	5	5
[4]	Trustage Financial Group Inc.	4.625%	4/15/2032	5	5
	UBS AG	4.302%	3/16/2029	7	7
	UBS Americas Inc.	7.125%	7/15/2032	5	6
[4]	UBS Group AG	5.617%	9/13/2030	5	5
[4]	UBS Group AG	6.537%	8/12/2033	18	19
[4]	UBS Group AG	4.844%	11/6/2033	30	29
[4]	UBS Group AG	5.959%	1/12/2034	50	52
[4]	UBS Group AG	5.010%	3/23/2037	25	24
[4]	UniCredit SpA	5.459%	6/30/2035	25	25
[4]	United Wholesale Mortgage LLC	5.750%	6/15/2027	11	11
[4]	United Wholesale Mortgage LLC	5.500%	4/15/2029	2	2
[1]	US Bancorp	3.900%	4/26/2028	5	5
	US Bancorp	5.083%	5/15/2031	5	5
	US Bancorp	4.481%	1/26/2032	5	5
[1]	US Bancorp	2.677%	1/27/2033	5	4
[1]	US Bancorp	4.967%	7/22/2033	20	20
	US Bancorp	5.850%	10/21/2033	35	37
	US Bancorp	4.839%	2/1/2034	5	5
	US Bancorp	5.836%	6/12/2034	5	5
	US Bancorp	5.678%	1/23/2035	5	5
	US Bancorp	5.424%	2/12/2036	5	5
	US Bancorp	5.723%	5/20/2041	10	10
[4]	USI Inc.	7.500%	1/15/2032	2	2
[4]	UWM Holdings LLC	6.250%	3/15/2031	5	4
[4]	Velocity Commercial Capital LLC	9.375%	2/15/2031	2	2
[4]	VFH Parent LLC	7.500%	6/15/2031	1	1
	Visa Inc.	2.050%	4/15/2030	5	5
	Visa Inc.	4.100%	2/12/2031	5	5
	Visa Inc.	4.400%	2/12/2033	5	5
	Visa Inc.	4.150%	12/14/2035	41	39
	Visa Inc.	4.700%	2/12/2036	5	5
	Visa Inc.	4.300%	12/14/2045	5	4
	Visa Inc.	2.000%	8/15/2050	10	5
[1]	Voya Financial Inc.	4.700%	1/23/2048	5	5
	W R Berkley Corp.	3.150%	9/30/2061	50	30
	Wachovia Corp.	5.500%	8/1/2035	22	22
[4]	Walker & Dunlop Inc.	6.625%	4/1/2033	1	1
	Webster Financial Corp.	5.784%	9/11/2035	5	5
[1]	Wells Fargo & Co.	4.300%	7/22/2027	18	18
[1]	Wells Fargo & Co.	4.808%	7/25/2028	8	8
[1]	Wells Fargo & Co.	4.150%	1/24/2029	5	5
	Wells Fargo & Co.	4.970%	4/23/2029	5	5
	Wells Fargo & Co.	4.577%	5/20/2029	18	18
	Wells Fargo & Co.	4.078%	9/15/2029	9	9
	Wells Fargo & Co.	6.303%	10/23/2029	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.182%	1/23/2030	18	18
	Wells Fargo & Co.	5.198%	1/23/2030	10	10
[1]	Wells Fargo & Co.	2.879%	10/30/2030	10	9
[1]	Wells Fargo & Co.	2.572%	2/11/2031	83	77
	Wells Fargo & Co.	5.150%	4/23/2031	18	18
	Wells Fargo & Co.	4.844%	5/20/2032	7	7
[1]	Wells Fargo & Co.	3.350%	3/2/2033	55	51
[1]	Wells Fargo & Co.	5.557%	7/25/2034	5	5
	Wells Fargo & Co.	6.491%	10/23/2034	5	5
	Wells Fargo & Co.	5.499%	1/23/2035	5	5
	Wells Fargo & Co.	5.211%	12/3/2035	5	5
	Wells Fargo & Co.	5.605%	4/23/2036	5	5
	Wells Fargo & Co.	4.892%	9/15/2036	5	5
[1]	Wells Fargo & Co.	5.950%	12/15/2036	5	5
	Wells Fargo & Co.	4.960%	1/23/2037	74	72
[1]	Wells Fargo & Co.	3.068%	4/30/2041	5	4
	Wells Fargo & Co.	5.375%	11/2/2043	5	5
	Wells Fargo & Co.	3.900%	5/1/2045	5	4
[1]	Wells Fargo & Co.	4.900%	11/17/2045	5	4
[1]	Wells Fargo & Co.	4.400%	6/14/2046	5	4
[1]	Wells Fargo & Co.	4.750%	12/7/2046	5	4
	Wells Fargo & Co.	5.433%	1/23/2047	5	5
[1]	Wells Fargo & Co.	5.013%	4/4/2051	10	9
[1]	Wells Fargo & Co.	4.611%	4/25/2053	9	8
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	5	5
[4]	Western & Southern Financial Group Inc.	5.750%	7/15/2033	5	5
[4]	Western-Southern Global Funding	4.250%	1/29/2029	5	5
	Westpac Banking Corp.	3.400%	1/25/2028	5	5
	Westpac Banking Corp.	5.535%	11/17/2028	5	5
	Westpac Banking Corp.	1.953%	11/20/2028	5	5
	Westpac Banking Corp.	5.050%	4/16/2029	5	5
	Westpac Banking Corp.	2.150%	6/3/2031	5	4
	Westpac Banking Corp.	5.405%	8/10/2033	5	5
	Westpac Banking Corp.	2.668%	11/15/2035	5	5
[1]	Westpac Banking Corp.	5.618%	11/20/2035	5	5
	Westpac Banking Corp.	3.020%	11/18/2036	5	4
	Westpac Banking Corp.	2.963%	11/16/2040	5	4
	Westpac Banking Corp.	3.133%	11/18/2041	13	10
[4]	Westpac New Zealand Ltd.	4.127%	1/29/2029	58	57
[4]	WEX Inc.	6.500%	3/15/2033	1	1
	Willis North America Inc.	4.500%	9/15/2028	5	5
	Willis North America Inc.	2.950%	9/15/2029	5	5
	Willis North America Inc.	4.550%	3/15/2031	4	4
[4]	Wilton RE Ltd.	6.000%	Perpetual	1	1
	Wintrust Financial Corp.	4.850%	6/6/2029	5	5
[4]	WS Escrow LLC	7.750%	6/1/2033	5	5
					11,477
Health Care (3.1%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	21	21
	Abbott Laboratories	3.700%	3/9/2029	10	10
	Abbott Laboratories	4.000%	3/15/2031	10	10
	Abbott Laboratories	4.300%	3/15/2033	10	10
	Abbott Laboratories	4.650%	3/15/2036	13	13
	Abbott Laboratories	4.750%	11/30/2036	5	5
	Abbott Laboratories	4.750%	3/15/2038	10	10
	Abbott Laboratories	6.000%	4/1/2039	11	12
	Abbott Laboratories	5.300%	5/27/2040	5	5
	Abbott Laboratories	5.500%	3/15/2056	15	15
	Abbott Laboratories	5.600%	3/15/2066	10	10
	AbbVie Inc.	3.775%	3/3/2028	5	5
	AbbVie Inc.	4.250%	11/14/2028	51	51
	AbbVie Inc.	4.800%	3/15/2029	25	25
	AbbVie Inc.	3.200%	11/21/2029	66	63
	AbbVie Inc.	4.875%	3/15/2030	68	69
	AbbVie Inc.	4.125%	3/15/2031	5	5
	AbbVie Inc.	4.400%	3/15/2033	23	23
	AbbVie Inc.	5.050%	3/15/2034	10	10
	AbbVie Inc.	4.550%	3/15/2035	38	37
	AbbVie Inc.	4.500%	5/14/2035	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.750%	3/15/2036	6	6
	AbbVie Inc.	4.050%	11/21/2039	5	4
	AbbVie Inc.	4.400%	11/6/2042	5	4
	AbbVie Inc.	4.750%	3/15/2045	7	6
	AbbVie Inc.	4.700%	5/14/2045	5	5
	AbbVie Inc.	4.450%	5/14/2046	5	4
	AbbVie Inc.	4.250%	11/21/2049	10	8
	AbbVie Inc.	5.400%	3/15/2054	5	5
	AbbVie Inc.	5.550%	3/15/2056	32	31
	AbbVie Inc.	5.500%	3/15/2064	5	5
	AbbVie Inc.	5.650%	3/15/2066	5	5
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	4	4
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	2	2
[4]	Acadia Healthcare Co. Inc.	7.375%	3/15/2033	2	2
[4]	Accendra Health Inc.	9.000%	6/15/2032	2	2
[4]	Accendra Health Inc.	9.750%	6/15/2033	2	1
[4]	Adapthealth LLC	6.125%	8/1/2028	5	5
[4]	Adapthealth LLC	4.625%	8/1/2029	1	1
[4]	Adapthealth LLC	5.125%	3/1/2030	2	2
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	35	35
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	17	12
	Agilent Technologies Inc.	4.750%	9/9/2034	25	25
[4]	AHP Health Partners Inc.	5.750%	7/15/2029	2	2
[1]	Allina Health System	2.902%	11/15/2051	5	3
	Amgen Inc.	5.250%	3/2/2030	20	20
	Amgen Inc.	4.200%	2/19/2031	3	3
	Amgen Inc.	5.250%	3/2/2033	15	15
	Amgen Inc.	4.850%	2/19/2036	3	3
	Amgen Inc.	3.150%	2/21/2040	5	4
	Amgen Inc.	5.600%	3/2/2043	10	10
	Amgen Inc.	4.400%	5/1/2045	5	4
	Amgen Inc.	5.500%	2/19/2046	5	5
	Amgen Inc.	4.563%	6/15/2048	5	4
	Amgen Inc.	4.663%	6/15/2051	5	4
	Amgen Inc.	5.650%	3/2/2053	23	22
	Amgen Inc.	5.650%	2/19/2056	5	5
	Amgen Inc.	4.400%	2/22/2062	5	4
	Amgen Inc.	5.750%	3/2/2063	5	5
[4]	Amneal Pharmaceuticals LLC	6.875%	8/1/2032	2	2
	Ascension Health	3.945%	11/15/2046	5	4
	AstraZeneca Finance LLC	4.000%	3/2/2031	5	5
	AstraZeneca Finance LLC	4.300%	3/2/2033	5	5
	AstraZeneca Finance LLC	5.000%	2/26/2034	5	5
	AstraZeneca Finance LLC	4.600%	3/2/2036	5	5
	AstraZeneca plc	6.450%	9/15/2037	10	11
	AstraZeneca plc	4.000%	9/18/2042	5	4
	AstraZeneca plc	2.125%	8/6/2050	8	4
	AstraZeneca plc	3.000%	5/28/2051	25	17
	Augusta SpinCo Corp.	4.321%	9/23/2027	2	2
	Augusta SpinCo Corp.	4.398%	3/23/2029	2	2
[4]	Avantor Funding Inc.	4.625%	7/15/2028	5	5
[4]	Avantor Funding Inc.	3.875%	11/1/2029	2	2
	Banner Health	1.897%	1/1/2031	5	4
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	5	4
[4]	Bausch Health Cos. Inc.	4.875%	6/1/2028	3	3
[4]	Bausch Health Cos. Inc.	11.000%	9/30/2028	2	2
[4]	Bausch Health Cos. Inc.	5.000%	2/15/2029	3	2
[4]	Bausch Health Cos. Inc.	6.250%	2/15/2029	5	4
[4]	Bausch Health Cos. Inc.	7.250%	5/30/2029	2	2
[4]	Bausch Health Cos. Inc.	5.250%	1/30/2030	2	1
[4]	Bausch Health Cos. Inc.	14.000%	10/15/2030	4	4
	Baxalta Inc.	5.250%	6/23/2045	5	5
	Baxter International Inc.	5.650%	12/15/2035	5	5
[4]	Bayer US Finance LLC	6.250%	1/21/2029	20	21
[4]	Bayer US Finance II LLC	4.400%	7/15/2044	5	4
[4]	Bayer US Finance II LLC	4.700%	7/15/2064	45	35
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	5	3
	Becton Dickinson & Co.	4.693%	2/13/2028	8	8
	Biogen Inc.	5.200%	9/15/2045	5	5
	Biogen Inc.	3.150%	5/1/2050	5	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	6.450%	5/15/2055	5	5
[4]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	2	2
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	47	47
	Boston Scientific Corp.	4.700%	3/1/2049	5	4
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	25	22
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	20	18
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	5	4
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	25	18
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	5	4
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	5	4
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	30	24
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	5	4
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	11	8
	Cardinal Health Inc.	5.350%	11/15/2034	5	5
	Cardinal Health Inc.	4.368%	6/15/2047	5	4
	Cencora Inc.	4.600%	2/13/2033	2	2
	Cencora Inc.	4.900%	2/13/2036	4	4
	Cencora Inc.	4.300%	12/15/2047	5	4
	Cencora Inc.	5.650%	2/13/2056	5	5
	Centene Corp.	2.450%	7/15/2028	10	10
	Centene Corp.	4.625%	12/15/2029	7	7
	Centene Corp.	3.375%	2/15/2030	25	23
	Centene Corp.	3.000%	10/15/2030	5	5
	Centene Corp.	2.500%	3/1/2031	5	4
	Centene Corp.	2.625%	8/1/2031	5	4
[4]	Charles River Laboratories International Inc.	4.000%	3/15/2031	2	2
	Cigna Group	4.375%	10/15/2028	5	5
	Cigna Group	5.250%	2/15/2034	11	11
	Cigna Group	5.250%	1/15/2036	5	5
	Cigna Group	4.800%	8/15/2038	5	5
	Cigna Group	3.200%	3/15/2040	20	16
[1]	Cigna Group	4.800%	7/15/2046	5	4
	Cigna Group	4.900%	12/15/2048	5	4
	Cigna Group	3.400%	3/15/2050	5	3
	Cigna Group	5.600%	2/15/2054	5	5
[4,6]	Claritev Corp., 0.750% PIK and 6.000% Cash	6.750%	3/31/2031	2	1
	CommonSpirit Health	3.817%	10/1/2049	5	4
	CommonSpirit Health	4.187%	10/1/2049	5	4
	CommonSpirit Health	3.910%	10/1/2050	5	4
[1]	Community Health Network Inc.	3.099%	5/1/2050	18	12
[4]	Community Health Systems Inc.	6.875%	4/15/2029	4	4
[4]	Community Health Systems Inc.	6.125%	4/1/2030	7	6
[4]	Community Health Systems Inc.	5.250%	5/15/2030	8	8
[4]	Community Health Systems Inc.	4.750%	2/15/2031	2	2
[4]	Community Health Systems Inc.	10.875%	1/15/2032	5	5
[4]	Community Health Systems Inc.	9.750%	1/15/2034	5	5
[4]	Concentra Health Services Inc.	6.875%	7/15/2032	2	2
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	5	4
[4]	CSL Finance plc	4.750%	4/27/2052	5	4
	CVS Health Corp.	1.300%	8/21/2027	20	19
	CVS Health Corp.	4.300%	3/25/2028	40	40
	CVS Health Corp.	5.000%	1/30/2029	39	39
	CVS Health Corp.	3.250%	8/15/2029	18	17
	CVS Health Corp.	5.250%	1/30/2031	5	5
	CVS Health Corp.	5.300%	6/1/2033	5	5
	CVS Health Corp.	5.700%	6/1/2034	10	10
	CVS Health Corp.	4.875%	7/20/2035	18	17
	CVS Health Corp.	4.780%	3/25/2038	10	9
	CVS Health Corp.	6.125%	9/15/2039	10	10
	CVS Health Corp.	5.300%	12/5/2043	15	14
	CVS Health Corp.	5.125%	7/20/2045	5	5
	CVS Health Corp.	5.050%	3/25/2048	26	23
	CVS Health Corp.	5.625%	2/21/2053	5	5
	CVS Health Corp.	5.875%	6/1/2053	5	5
	CVS Health Corp.	6.750%	12/10/2054	4	4
	CVS Health Corp.	7.000%	3/10/2055	5	5
	CVS Health Corp.	6.200%	9/15/2055	5	5
	Danaher Corp.	2.800%	12/10/2051	5	3
[4]	DaVita Inc.	4.625%	6/1/2030	5	5
[4]	DaVita Inc.	3.750%	2/15/2031	11	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	DaVita Inc.	6.875%	9/1/2032	5	5
	DENTSPLY SIRONA Inc.	8.375%	9/12/2055	2	2
	DH Europe Finance II Sarl	3.400%	11/15/2049	5	4
[1]	Duke University Health System Inc.	3.920%	6/1/2047	10	8
	Elanco Animal Health Inc.	6.400%	8/28/2028	2	2
	Elevance Health Inc.	3.650%	12/1/2027	5	5
	Elevance Health Inc.	4.101%	3/1/2028	5	5
	Elevance Health Inc.	4.600%	9/15/2032	20	20
	Elevance Health Inc.	5.375%	6/15/2034	5	5
	Elevance Health Inc.	5.950%	12/15/2034	4	4
	Elevance Health Inc.	5.200%	2/15/2035	5	5
	Elevance Health Inc.	5.000%	1/15/2036	22	22
	Elevance Health Inc.	4.625%	5/15/2042	8	7
	Elevance Health Inc.	3.600%	3/15/2051	5	4
	Elevance Health Inc.	5.125%	2/15/2053	5	4
	Elevance Health Inc.	5.700%	2/15/2055	15	15
	Elevance Health Inc.	5.850%	11/1/2064	5	5
	Eli Lilly & Co.	4.150%	5/20/2029	3	3
	Eli Lilly & Co.	4.375%	5/20/2031	9	9
	Eli Lilly & Co.	4.650%	5/20/2033	3	3
	Eli Lilly & Co.	4.700%	2/9/2034	5	5
	Eli Lilly & Co.	5.100%	2/12/2035	23	23
	Eli Lilly & Co.	4.850%	5/20/2036	5	5
	Eli Lilly & Co.	3.950%	3/15/2049	5	4
	Eli Lilly & Co.	4.875%	2/27/2053	5	5
	Eli Lilly & Co.	5.000%	2/9/2054	5	5
	Eli Lilly & Co.	5.050%	8/14/2054	5	5
	Eli Lilly & Co.	5.600%	5/20/2056	5	5
	Eli Lilly & Co.	4.150%	3/15/2059	5	4
	Eli Lilly & Co.	5.700%	5/20/2066	5	5
[4]	Embecta Corp.	5.000%	2/15/2030	2	2
[4]	Embecta Corp.	6.750%	2/15/2030	2	2
[4]	Emergent BioSolutions Inc.	3.875%	8/15/2028	2	2
	Encompass Health Corp.	4.500%	2/1/2028	3	3
	Encompass Health Corp.	4.625%	4/1/2031	3	3
[4]	Endo Finance Holdings LP	8.500%	4/15/2031	3	3
[4]	Fortrea Holdings Inc.	7.500%	7/1/2030	2	2
[4]	GENMAB A/S	6.250%	12/15/2032	6	6
[4]	GENMAB A/S	7.250%	12/15/2033	3	3
	Gilead Sciences Inc.	4.250%	5/20/2028	4	4
	Gilead Sciences Inc.	4.400%	5/20/2029	4	4
	Gilead Sciences Inc.	1.650%	10/1/2030	75	67
	Gilead Sciences Inc.	4.600%	5/20/2031	3	3
	Gilead Sciences Inc.	5.650%	12/1/2041	5	5
	Gilead Sciences Inc.	4.800%	4/1/2044	5	5
	Gilead Sciences Inc.	4.500%	2/1/2045	5	4
	Gilead Sciences Inc.	4.750%	3/1/2046	5	4
	Gilead Sciences Inc.	2.800%	10/1/2050	5	3
	Gilead Sciences Inc.	5.550%	10/15/2053	5	5
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	5	6
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	5	4
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	5	5
[4]	Global Medical Response Inc.	7.375%	10/1/2032	3	3
[4]	Grifols SA	4.750%	10/15/2028	2	2
[4]	HAH Group Holding Co. LLC	9.750%	10/1/2031	2	2
[4]	Harrow Inc.	8.625%	9/15/2030	2	2
	HCA Inc.	5.875%	2/1/2029	5	5
	HCA Inc.	3.500%	9/1/2030	20	19
	HCA Inc.	4.700%	5/15/2031	5	5
	HCA Inc.	3.625%	3/15/2032	10	9
	HCA Inc.	5.000%	5/15/2033	10	10
	HCA Inc.	5.500%	6/1/2033	5	5
	HCA Inc.	5.600%	4/1/2034	5	5
	HCA Inc.	5.450%	9/15/2034	5	5
	HCA Inc.	5.750%	3/1/2035	5	5
	HCA Inc.	5.300%	5/15/2036	10	10
	HCA Inc.	5.500%	6/15/2047	10	9
	HCA Inc.	5.250%	6/15/2049	5	5
	HCA Inc.	3.500%	7/15/2051	5	3
	HCA Inc.	4.625%	3/15/2052	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.950%	9/15/2054	5	5
	HCA Inc.	6.200%	3/1/2055	18	18
[4]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.200%	6/15/2029	5	5
[4]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.450%	6/15/2034	5	5
[4]	HealthEquity Inc.	4.500%	10/1/2029	3	3
[4]	Highmark Inc.	5.750%	5/15/2036	5	5
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	5	4
[4]	Horizon Mutual Holdings Inc.	6.200%	11/15/2034	2	2
	Humana Inc.	5.375%	4/15/2031	5	5
	Humana Inc.	5.950%	3/15/2034	5	5
	Humana Inc.	5.750%	4/15/2054	5	5
	Humana Inc.	6.625%	9/15/2056	4	4
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	5	4
[4]	IQVIA Inc.	6.500%	5/15/2030	3	3
[4]	IQVIA Inc.	6.250%	6/1/2032	5	5
[4]	Jazz Securities DAC	4.375%	1/15/2029	4	4
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	5	4
	Johnson & Johnson	0.950%	9/1/2027	6	6
	Johnson & Johnson	1.300%	9/1/2030	5	4
	Johnson & Johnson	5.000%	3/1/2035	5	5
	Johnson & Johnson	3.550%	3/1/2036	5	5
	Johnson & Johnson	3.625%	3/3/2037	5	4
	Johnson & Johnson	5.850%	7/15/2038	5	5
	Johnson & Johnson	4.850%	5/15/2041	5	5
	Johnson & Johnson	4.500%	12/5/2043	20	19
	Johnson & Johnson	3.700%	3/1/2046	5	4
	Johnson & Johnson	2.450%	9/1/2060	5	3
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	38	28
	Kaiser Foundation Hospitals	4.875%	4/1/2042	8	8
	Kaiser Foundation Hospitals	4.150%	5/1/2047	5	4
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	5	3
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	5	3
[4]	Kedrion SpA	6.500%	9/1/2029	2	2
	Koninklijke Philips NV	6.875%	3/11/2038	50	56
	Koninklijke Philips NV	5.000%	3/15/2042	5	5
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	5	4
[4]	LifePoint Health Inc.	5.375%	1/15/2029	1	1
[4]	LifePoint Health Inc.	9.875%	8/15/2030	6	6
[4]	LifePoint Health Inc.	8.375%	2/15/2032	2	2
[4]	LifePoint Health Inc.	10.000%	6/1/2032	3	3
[4]	LifePoint Health Inc.	7.000%	5/1/2034	5	5
[1]	Mass General Brigham Inc.	3.765%	7/1/2048	5	4
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	5	3
[1]	Mayo Clinic	3.196%	11/15/2061	5	3
	McKesson Corp.	4.250%	9/15/2029	5	5
[4]	Medline Borrower LP	3.875%	4/1/2029	16	16
[4]	Medline Borrower LP	6.250%	4/1/2029	7	7
[4]	Medline Borrower LP	5.250%	10/1/2029	7	7
[4]	Medline Borrower LP	5.250%	6/15/2033	5	5
	Medtronic Inc.	4.375%	3/15/2035	10	10
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5	4
	Merck & Co. Inc.	4.300%	5/22/2028	5	5
	Merck & Co. Inc.	1.900%	12/10/2028	5	5
	Merck & Co. Inc.	1.450%	6/24/2030	5	4
	Merck & Co. Inc.	4.150%	3/15/2031	75	74
	Merck & Co. Inc.	4.650%	5/22/2031	3	3
	Merck & Co. Inc.	4.950%	5/22/2033	3	3
	Merck & Co. Inc.	4.950%	9/15/2035	5	5
	Merck & Co. Inc.	5.200%	5/22/2036	7	7
	Merck & Co. Inc.	3.700%	2/10/2045	17	13
	Merck & Co. Inc.	5.750%	5/22/2046	5	5
	Merck & Co. Inc.	4.000%	3/7/2049	10	8
	Merck & Co. Inc.	2.750%	12/10/2051	5	3
	Merck & Co. Inc.	5.000%	5/17/2053	5	5
	Merck & Co. Inc.	5.700%	9/15/2055	5	5
	Merck & Co. Inc.	5.850%	5/22/2056	10	10
	Merck & Co. Inc.	2.900%	12/10/2061	20	12
	Merck & Co. Inc.	5.150%	5/17/2063	10	9
[4]	Molina Healthcare Inc.	4.375%	6/15/2028	5	5
[4]	Molina Healthcare Inc.	3.875%	11/15/2030	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Molina Healthcare Inc.	6.500%	2/15/2031	2	2
[4]	Molina Healthcare Inc.	6.250%	1/15/2033	3	3
[4]	MPH Acquisition Holdings LLC	5.750%	12/31/2030	2	2
[4,6]	MPH Acquisition Holdings LLC, 0.750% PIK and 6.000% Cash	6.750%	3/31/2031	3	2
[4]	National Mentor Holdings Inc.	10.500%	12/15/2030	5	5
[4]	Neogen Food Safety Corp.	8.625%	7/20/2030	2	2
[1]	New York & Presbyterian Hospital	3.954%	8/1/2119	5	3
	Northwell Healthcare Inc.	3.979%	11/1/2046	43	34
	Northwell Healthcare Inc.	4.260%	11/1/2047	5	4
	Northwell Healthcare Inc.	3.809%	11/1/2049	15	11
	Novant Health Inc.	2.637%	11/1/2036	5	4
	Novant Health Inc.	3.168%	11/1/2051	5	3
	Novartis Capital Corp.	4.100%	3/16/2029	2	2
	Novartis Capital Corp.	3.800%	9/18/2029	30	29
	Novartis Capital Corp.	4.400%	3/18/2031	105	104
	Novartis Capital Corp.	4.600%	3/18/2033	2	2
	Novartis Capital Corp.	4.900%	3/18/2036	13	13
	Novartis Capital Corp.	4.400%	5/6/2044	5	4
	Novartis Capital Corp.	5.600%	3/18/2046	3	3
	Novartis Capital Corp.	5.700%	3/18/2056	12	12
[1]	NYU Langone Hospitals	4.368%	7/1/2047	5	4
[1]	NYU Langone Hospitals	3.380%	7/1/2055	11	7
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	18	16
[4]	Option Care Health Inc.	4.375%	10/31/2029	2	2
[4]	Organon & Co.	4.125%	4/30/2028	2	2
[4]	Organon & Co.	5.125%	4/30/2031	7	7
[4]	Organon & Co.	6.750%	5/15/2034	2	2
[4]	Organon & Co.	7.875%	5/15/2034	2	2
[4]	Paradigm Parent LLC & Paradigm Parent CO-Issuer Inc.	8.750%	4/17/2032	2	2
[4]	Pediatrix Medical Group Inc.	5.375%	2/15/2030	1	1
	Pfizer Inc.	3.875%	11/15/2027	8	8
	Pfizer Inc.	3.600%	9/15/2028	18	18
	Pfizer Inc.	3.450%	3/15/2029	18	18
	Pfizer Inc.	2.625%	4/1/2030	18	17
	Pfizer Inc.	7.200%	3/15/2039	5	6
	Pfizer Inc.	2.550%	5/28/2040	35	25
	Pfizer Inc.	5.600%	9/15/2040	9	9
	Pfizer Inc.	4.125%	12/15/2046	8	7
	Pfizer Inc.	4.000%	3/15/2049	5	4
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	47	47
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	25	25
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	65	64
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	22	21
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	10	9
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	5	5
[4]	Prime Healthcare Services Inc.	9.375%	9/1/2029	5	5
	Quest Diagnostics Inc.	6.400%	11/30/2033	10	11
	Quest Diagnostics Inc.	5.000%	6/30/2036	3	3
[4]	Radiology Partners Inc.	8.500%	7/15/2032	3	3
[4,6]	Radiology Partners Inc., 9.781% PIK	9.781%	2/15/2030	4	4
	Revvity Inc.	2.250%	9/15/2031	5	4
[4]	Roche Holdings Inc.	7.000%	3/1/2039	5	6
	Royalty Pharma plc	3.300%	9/2/2040	15	12
	Royalty Pharma plc	3.350%	9/2/2051	5	3
[4]	Select Medical Corp.	6.250%	12/1/2032	2	2
	Smith & Nephew plc	5.400%	3/20/2034	25	25
	Solventum Corp.	5.900%	4/30/2054	5	5
[4]	Sotera Health Holdings LLC	7.375%	6/1/2031	2	2
[1]	Stanford Health Care	3.795%	11/15/2048	87	67
	Stanford Health Care	3.027%	8/15/2051	5	3
[4]	Star Parent Inc.	9.000%	10/1/2030	4	4
	Stryker Corp.	4.625%	3/15/2046	5	4
	Summa Health	3.511%	11/15/2051	36	26
[4]	Surgery Center Holdings Inc.	7.250%	4/15/2032	4	4
[1]	Sutter Health	4.091%	8/15/2048	5	4
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	5	4
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	5	3
	Takeda US Financing Inc.	5.900%	7/7/2055	14	14
[4]	TEAM Services Holding Inc.	9.000%	2/15/2033	2	2
[4]	Teleflex Inc.	4.250%	6/1/2028	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	6.125%	6/15/2030	14	14
	Tenet Healthcare Corp.	6.750%	5/15/2031	6	6
	Tenet Healthcare Corp.	6.875%	11/15/2031	3	3
[4]	Tenet Healthcare Corp.	5.500%	11/15/2032	9	9
[4]	Tenet Healthcare Corp.	6.000%	11/15/2033	1	1
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/2036	3	3
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	2	2
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	9	9
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	5	6
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	2	2
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	6	5
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	5	5
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	3	3
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	50	50
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	2	2
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	18	18
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	3	3
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	5	5
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	5	4
[1]	Toledo Hospital	5.325%	11/15/2028	3	3
	Toledo Hospital	5.750%	11/15/2038	18	18
	Toledo Hospital	4.982%	11/15/2045	1	1
	Toledo Hospital	6.015%	11/15/2048	19	18
	Trinity Health Corp.	4.125%	12/1/2045	10	8
	UnitedHealth Group Inc.	3.850%	6/15/2028	5	5
	UnitedHealth Group Inc.	2.875%	8/15/2029	5	5
	UnitedHealth Group Inc.	4.800%	1/15/2030	5	5
	UnitedHealth Group Inc.	5.300%	2/15/2030	5	5
	UnitedHealth Group Inc.	2.000%	5/15/2030	80	73
	UnitedHealth Group Inc.	2.300%	5/15/2031	18	16
	UnitedHealth Group Inc.	4.950%	1/15/2032	5	5
	UnitedHealth Group Inc.	5.000%	4/15/2034	18	18
	UnitedHealth Group Inc.	5.150%	7/15/2034	55	56
	UnitedHealth Group Inc.	6.875%	2/15/2038	5	6
	UnitedHealth Group Inc.	4.750%	7/15/2045	5	4
	UnitedHealth Group Inc.	4.200%	1/15/2047	36	29
	UnitedHealth Group Inc.	3.250%	5/15/2051	5	3
	UnitedHealth Group Inc.	4.750%	5/15/2052	5	4
	UnitedHealth Group Inc.	5.875%	2/15/2053	10	10
	UnitedHealth Group Inc.	5.050%	4/15/2053	5	5
	UnitedHealth Group Inc.	5.375%	4/15/2054	5	5
	UnitedHealth Group Inc.	5.625%	7/15/2054	5	5
	UnitedHealth Group Inc.	3.875%	8/15/2059	5	4
	UnitedHealth Group Inc.	6.050%	2/15/2063	5	5
	UnitedHealth Group Inc.	5.200%	4/15/2063	5	4
	UnitedHealth Group Inc.	5.500%	4/15/2064	5	5
	UnitedHealth Group Inc.	5.750%	7/15/2064	5	5
	Universal Health Services Inc.	5.050%	10/15/2034	17	16
[4]	US Acute Care Solutions LLC	9.750%	5/15/2029	3	3
	Viatris Inc.	3.850%	6/22/2040	5	4
	Viatris Inc.	4.000%	6/22/2050	5	3
[4]	VSP Optical Group Inc.	5.400%	6/1/2033	5	5
[4]	VSP Optical Group Inc.	5.450%	12/1/2035	7	7
[4]	VSP Optical Group Inc.	5.650%	6/1/2036	5	5
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	17	11
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	10	6
	Wyeth LLC	6.000%	2/15/2036	9	10
	Wyeth LLC	5.950%	4/1/2037	23	24
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	19	11
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	7	6
	Zoetis Inc.	5.000%	8/17/2035	5	5
	Zoetis Inc.	4.700%	2/1/2043	5	4
	Zoetis Inc.	3.950%	9/12/2047	50	39
	Zoetis Inc.	4.450%	8/20/2048	5	4
					3,927
Industrials (2.2%)
	3M Co.	2.375%	8/26/2029	5	5
[1]	3M Co.	5.700%	3/15/2037	5	5
[1]	3M Co.	3.125%	9/19/2046	5	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	3M Co.	3.250%	8/26/2049	5	3
	3M Co.	3.700%	4/15/2050	17	13
[4]	AAR Escrow Issuer LLC	6.750%	3/15/2029	2	2
	ABB Finance USA Inc.	3.800%	4/3/2028	5	5
[1]	Adani Ports & Special Economic Zone Ltd.	4.200%	8/4/2027	3	3
[1]	Adani Ports & Special Economic Zone Ltd.	3.828%	2/2/2032	2	2
[4]	ADI Escrow Issuer LLC	7.125%	7/15/2034	6	6
[4]	AECOM	6.000%	8/1/2033	3	3
[4]	Airbus SE	3.950%	4/10/2047	50	40
[4]	Alaska Airlines Pass-Through Trust Class A Series 2020-1	4.800%	8/15/2027	61	61
[4]	Albion Financing 1 Sarl	7.000%	5/21/2030	4	4
[4]	Allison Transmission Inc.	5.875%	6/1/2029	6	6
[4]	Allison Transmission Inc.	3.750%	1/30/2031	3	3
[4]	Allison Transmission Inc.	5.875%	12/1/2033	1	1
[4]	Alta Equipment Group Inc.	9.000%	6/1/2029	2	2
[4]	American Airlines Inc.	5.750%	4/20/2029	11	11
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	5	4
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	68	66
[1]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	5	5
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	3	3
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	11	11
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	7	7
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	10	9
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	1	1
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	2	2
	Amphenol Corp.	4.125%	11/15/2030	5	5
	Amphenol Corp.	2.200%	9/15/2031	25	22
	Amphenol Corp.	4.400%	2/15/2033	8	8
	Amphenol Corp.	4.625%	2/15/2036	5	5
	Amphenol Corp.	5.300%	11/15/2055	11	10
[4]	Amsted Industries Inc.	6.375%	3/15/2033	2	2
[4]	AP Moller - Maersk A/S	5.875%	9/14/2033	5	5
[4]	Artera Services LLC	8.500%	2/15/2031	2	2
[4]	ASG Finance DAC	9.750%	5/15/2029	2	2
	ATI Inc.	4.875%	10/1/2029	3	3
	ATI Inc.	7.250%	8/15/2030	3	3
[4]	Avianca Midco 2 plc	9.000%	12/1/2028	6	6
[4]	Avianca Midco 2 plc	9.625%	2/14/2030	3	3
[4]	Avianca Midco 2 plc	9.500%	1/28/2031	2	2
[4]	Avis Budget Car Rental LLC	5.750%	7/15/2027	2	2
[4]	Avis Budget Car Rental LLC	4.750%	4/1/2028	66	65
[4]	Avis Budget Car Rental LLC	5.375%	3/1/2029	3	3
[4]	Avis Budget Car Rental LLC	8.250%	1/15/2030	2	2
[4]	Avis Budget Car Rental LLC	8.000%	2/15/2031	2	2
[4]	Avis Budget Car Rental LLC	8.375%	6/15/2032	3	3
[4]	Axon Enterprise Inc.	6.125%	3/15/2030	1	1
[4]	Axon Enterprise Inc.	6.250%	3/15/2033	4	4
[4]	BAE Systems Holdings Inc.	4.750%	10/7/2044	5	5
[4]	BAE Systems plc	5.800%	10/11/2041	5	5
[4]	Beacon Mobility Corp.	7.250%	8/1/2030	4	4
[1]	Bioceanico Sovereign Certificate Ltd.	0.000%	6/5/2034	3	3
	Boeing Co.	3.250%	2/1/2028	5	5
	Boeing Co.	6.298%	5/1/2029	5	5
	Boeing Co.	5.150%	5/1/2030	5	5
	Boeing Co.	3.625%	2/1/2031	5	5
	Boeing Co.	6.388%	5/1/2031	5	5
	Boeing Co.	3.600%	5/1/2034	5	5
	Boeing Co.	6.528%	5/1/2034	5	5
	Boeing Co.	3.250%	2/1/2035	5	4
	Boeing Co.	5.705%	5/1/2040	5	5
	Boeing Co.	3.375%	6/15/2046	5	4
	Boeing Co.	3.750%	2/1/2050	5	4
	Boeing Co.	5.805%	5/1/2050	10	10
	Boeing Co.	6.858%	5/1/2054	10	11
	Boeing Co.	5.930%	5/1/2060	5	5
[4]	Bombardier Inc.	8.750%	11/15/2030	4	4
[4]	Bombardier Inc.	7.000%	6/1/2032	3	3
[4]	Bombardier Inc.	6.750%	6/15/2033	9	9
[4]	Brand Industrial Services Inc.	10.375%	8/1/2030	6	5
[4]	Brightline East LLC	11.000%	1/31/2030	3	—

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Brundage-Bone Concrete Pumping Holdings Inc.	7.500%	2/1/2032	2	2
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	5	5
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	7	7
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	5	4
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	5	4
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	22	20
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	18	14
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	8	6
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	8	7
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	5	5
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	5	5
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	7	7
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	5	5
[4]	BWX Technologies Inc.	4.125%	6/30/2028	1	1
[4]	BWX Technologies Inc.	4.125%	4/15/2029	2	2
	Canadian National Railway Co.	4.350%	5/12/2029	5	5
	Canadian National Railway Co.	4.375%	9/18/2034	5	5
	Canadian National Railway Co.	4.950%	5/12/2036	5	5
	Canadian National Railway Co.	6.375%	11/15/2037	5	6
	Canadian National Railway Co.	2.450%	5/1/2050	5	3
	Canadian Pacific Railway Co.	4.000%	6/1/2028	5	5
	Canadian Pacific Railway Co.	4.000%	3/15/2029	3	3
	Canadian Pacific Railway Co.	2.875%	11/15/2029	5	5
	Canadian Pacific Railway Co.	2.450%	12/2/2031	5	4
	Canadian Pacific Railway Co.	3.000%	12/2/2041	5	4
	Canadian Pacific Railway Co.	5.500%	3/15/2056	5	5
	Canadian Pacific Railway Co.	6.125%	9/15/2115	5	5
[4]	Carriage Purchaser Inc.	7.875%	10/15/2029	2	2
	Carrier Global Corp.	2.722%	2/15/2030	5	5
	Carrier Global Corp.	2.700%	2/15/2031	10	9
	Carrier Global Corp.	3.377%	4/5/2040	5	4
[1]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	23	23
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	5	5
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	5	5
[1]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	5	5
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	2	2
[1]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	4	4
	Caterpillar Inc.	2.600%	4/9/2030	5	5
	Caterpillar Inc.	5.200%	5/15/2035	5	5
	Caterpillar Inc.	6.050%	8/15/2036	8	9
	Caterpillar Inc.	5.200%	5/27/2041	8	8
	Caterpillar Inc.	3.803%	8/15/2042	5	4
	Caterpillar Inc.	3.250%	4/9/2050	5	4
	Caterpillar Inc.	4.750%	5/15/2064	5	4
[4]	Clean Harbors Inc.	5.750%	10/15/2033	3	3
[4]	Clue Opco LLC	9.500%	10/15/2031	2	2
	CNH Industrial Capital LLC	5.500%	1/12/2029	17	17
	CNH Industrial Capital LLC	4.500%	10/16/2030	5	5
	CNH Industrial Capital LLC	4.375%	3/7/2031	5	5
	CNH Industrial Capital LLC	4.950%	6/25/2031	2	2
[4]	Columbus McKinnon Corp.	7.125%	2/1/2033	3	3
	CSX Corp.	4.250%	3/15/2029	5	5
	CSX Corp.	4.100%	3/15/2044	5	4
	CSX Corp.	3.800%	11/1/2046	5	4
	CSX Corp.	4.300%	3/1/2048	5	4
	CSX Corp.	3.350%	9/15/2049	5	4
	CSX Corp.	2.500%	5/15/2051	5	3
	Cummins Inc.	5.300%	5/9/2035	5	5
	Cummins Inc.	4.875%	10/1/2043	2	2
	Cummins Inc.	5.450%	2/20/2054	5	5
[4]	Daimler Truck Finance North America LLC	5.125%	9/25/2027	5	5
[4]	Danaos Corp.	6.875%	10/15/2032	2	2
[4]	Dcli Bidco LLC	7.750%	11/15/2029	2	2
[3,4]	Dealer Tire Financial LLC	10.375%	10/1/2031	2	2
[4]	Dealer Tire LLC	8.000%	2/1/2028	2	2
	Deere & Co.	5.450%	1/16/2035	5	5
	Deere & Co.	3.900%	6/9/2042	5	4
	Deere & Co.	2.875%	9/7/2049	5	3
[4]	DP World Ltd.	6.850%	7/2/2037	25	27
[4]	Dycom Industries Inc.	4.500%	4/15/2029	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Corp.	3.850%	3/6/2028	5	5
	Eaton Corp.	3.950%	3/6/2029	4	4
	Eaton Corp.	4.200%	3/6/2031	2	2
	Eaton Corp.	4.500%	3/6/2033	1	1
[1]	Eaton Corp.	4.150%	3/15/2033	5	5
	Eaton Corp.	4.800%	3/6/2036	3	3
	Eaton Corp.	4.150%	11/2/2042	5	4
	Eaton Corp.	5.450%	3/6/2056	5	5
[4]	Efesto Bidco SpA Efesto US LLC	7.500%	2/15/2032	4	4
[4]	Element Fleet Management Corp.	4.800%	5/29/2029	5	5
[4]	Element Fleet Management Corp.	5.037%	3/25/2030	5	5
[4]	Element Fleet Management Corp.	4.641%	11/24/2030	5	5
	Embraer Netherlands Finance BV	5.980%	2/11/2035	8	8
	Emerson Electric Co.	2.200%	12/21/2031	5	4
	Emerson Electric Co.	2.800%	12/21/2051	5	3
[4]	EMRLD Borrower LP	6.625%	12/15/2030	6	6
[4]	EMRLD Borrower LP	6.750%	7/15/2031	3	3
[4]	Enpro Inc.	6.125%	6/1/2033	2	2
[4]	EquipmentShare.com Inc.	9.000%	5/15/2028	76	78
[4]	EquipmentShare.com Inc.	8.625%	5/15/2032	1	1
[4]	EquipmentShare.com Inc.	8.000%	3/15/2033	2	2
[3,4]	EquipmentShare.com Inc.	7.125%	7/1/2034	5	5
[4]	ERAC USA Finance LLC	4.600%	5/1/2028	5	5
[4]	ERAC USA Finance LLC	4.500%	10/30/2029	5	5
[4]	ERAC USA Finance LLC	4.700%	4/30/2031	5	5
[4]	ERAC USA Finance LLC	5.250%	4/30/2036	5	5
[4]	ERAC USA Finance LLC	5.625%	3/15/2042	8	8
[4]	ERAC USA Finance LLC	5.400%	5/1/2053	5	5
[1]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	3	3
[1]	FedEx Corp.	4.750%	11/15/2045	5	5
[1]	FedEx Corp.	4.550%	4/1/2046	5	4
[1]	FedEx Corp.	4.050%	2/15/2048	5	4
[4]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	4	4
[4]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	3	3
[4]	First Student Bidco Inc.	4.000%	7/31/2029	2	2
	Fluor Corp.	4.250%	9/15/2028	2	2
	Fortive Corp.	4.750%	5/15/2031	5	5
[4]	Gates Corp.	6.875%	7/1/2029	2	2
[4]	GB AIT Buyer Inc.	8.750%	4/30/2034	2	2
	GE Vernova Inc.	4.250%	2/4/2031	4	4
	GE Vernova Inc.	4.875%	2/4/2036	14	14
	GE Vernova Inc.	5.500%	2/4/2056	4	4
	General Dynamics Corp.	3.750%	5/15/2028	5	5
	General Dynamics Corp.	3.625%	4/1/2030	5	5
	General Dynamics Corp.	2.250%	6/1/2031	5	5
	General Electric Co.	4.300%	7/29/2030	5	5
[1]	General Electric Co.	6.750%	3/15/2032	5	6
[1]	General Electric Co.	5.875%	1/14/2038	5	5
[4]	Genesee & Wyoming Inc.	6.250%	4/15/2032	2	2
[4]	GFL Environmental Inc.	4.000%	8/1/2028	2	2
[4]	GFL Environmental Inc.	4.375%	8/15/2029	2	2
[4]	GFL Environmental Inc.	6.750%	1/15/2031	3	3
[4]	Global Infrastructure Solutions Inc.	7.500%	4/15/2032	2	2
[4]	Goat Holdco LLC	6.750%	2/1/2032	2	2
[1]	Gol Finance Inc.	14.375%	6/6/2030	6	6
[4]	GrafTech Finance Inc.	4.625%	12/23/2029	3	2
[4]	Granite Construction Inc.	6.375%	6/15/2034	2	2
	HEICO Corp.	5.350%	8/1/2033	5	5
[4]	Herc Holdings Inc.	6.625%	6/15/2029	4	4
[4]	Herc Holdings Inc.	7.000%	6/15/2030	3	3
[4]	Herc Holdings Inc.	5.750%	3/15/2031	2	2
[4]	Herc Holdings Inc.	7.250%	6/15/2033	4	4
[4]	Herc Holdings Inc.	6.000%	3/15/2034	2	2
[4]	Hertz Corp.	12.625%	7/15/2029	4	3
[4]	Hertz Corp.	5.000%	12/1/2029	4	1
[4]	Honeywell Aerospace Inc.	5.852%	3/16/2066	6	6
	Honeywell International Inc.	2.800%	6/1/2050	5	3
	Howmet Aerospace Inc.	4.850%	10/15/2031	5	5
	Howmet Aerospace Inc.	5.950%	2/1/2037	1	1
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IDEX Corp.	4.950%	9/1/2029	5	5
	Ingersoll Rand Inc.	5.700%	8/14/2033	5	5
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	20	21
	Jacobs Solutions Inc.	4.750%	3/3/2031	5	5
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	5	5
[4]	JB Poindexter & Co. Inc.	8.750%	12/15/2031	4	4
[4]	JetBlue Airways Corp.	9.875%	9/20/2031	7	6
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	32	30
[1]	John Deere Capital Corp.	4.150%	9/15/2027	20	20
[1]	John Deere Capital Corp.	3.050%	1/6/2028	5	5
[1]	John Deere Capital Corp.	4.750%	1/20/2028	5	5
[1]	John Deere Capital Corp.	4.950%	7/14/2028	5	5
	John Deere Capital Corp.	4.500%	1/16/2029	55	55
[1]	John Deere Capital Corp.	4.125%	1/18/2029	4	4
[1]	John Deere Capital Corp.	3.900%	3/9/2029	4	4
[1]	John Deere Capital Corp.	4.400%	6/15/2029	2	2
	John Deere Capital Corp.	1.450%	1/15/2031	30	26
[1]	John Deere Capital Corp.	4.900%	3/7/2031	5	5
[1]	John Deere Capital Corp.	4.200%	3/10/2031	2	2
[1]	John Deere Capital Corp.	4.375%	4/15/2031	5	5
[1]	John Deere Capital Corp.	4.350%	9/15/2032	5	5
[1]	John Deere Capital Corp.	5.150%	9/8/2033	5	5
	Johnson Controls International plc	5.500%	4/19/2029	5	5
	Johnson Controls International plc	4.500%	2/15/2047	19	16
[1]	Johnson Controls International plc	4.950%	7/2/2064	5	4
	Kennametal Inc.	5.800%	5/28/2036	4	4
	Keysight Technologies Inc.	5.350%	7/30/2030	5	5
	Keysight Technologies Inc.	4.950%	10/15/2034	25	25
	Kirby Corp.	4.200%	3/1/2028	10	10
	L3Harris Technologies Inc.	4.400%	6/15/2028	5	5
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	5	5
	L3Harris Technologies Inc.	5.600%	7/31/2053	27	26
[1]	Latam Airlines Group SA	7.875%	4/15/2030	2	2
[1]	Latam Airlines Group SA	7.625%	1/7/2031	2	2
	LKQ Corp.	6.250%	6/15/2033	19	20
	Lockheed Martin Corp.	4.150%	8/15/2028	5	5
	Lockheed Martin Corp.	3.900%	6/15/2032	5	5
	Lockheed Martin Corp.	5.250%	1/15/2033	5	5
	Lockheed Martin Corp.	4.070%	12/15/2042	5	4
	Lockheed Martin Corp.	4.700%	5/15/2046	5	4
	Lockheed Martin Corp.	2.800%	6/15/2050	5	3
	Lockheed Martin Corp.	4.090%	9/15/2052	5	4
	Lockheed Martin Corp.	4.150%	6/15/2053	80	63
[4]	Luna 1.5 Sarl	12.000%	7/1/2032	2	2
[4]	Madison IAQ LLC	5.875%	6/30/2029	5	5
[4]	Manitowoc Co. Inc.	9.250%	10/1/2031	2	2
[4]	Maxim Crane Works Holdings Capital LLC	11.500%	9/1/2028	3	3
[4]	Molex Electronic Technologies LLC	5.250%	4/30/2032	5	5
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	2	2
[4]	NESCO Holdings II Inc.	5.500%	4/15/2029	3	3
[4]	New Flyer Holdings Inc.	9.250%	7/1/2030	2	2
	Norfolk Southern Corp.	4.450%	6/15/2045	28	24
	Norfolk Southern Corp.	4.650%	1/15/2046	8	7
	Norfolk Southern Corp.	3.942%	11/1/2047	5	4
	Norfolk Southern Corp.	4.150%	2/28/2048	12	10
	Norfolk Southern Corp.	3.050%	5/15/2050	6	4
	Norfolk Southern Corp.	4.050%	8/15/2052	3	2
	Norfolk Southern Corp.	5.350%	8/1/2054	5	5
	Norfolk Southern Corp.	3.155%	5/15/2055	5	3
	Northrop Grumman Corp.	3.250%	1/15/2028	5	5
	Northrop Grumman Corp.	4.700%	3/15/2033	5	5
	Northrop Grumman Corp.	5.050%	11/15/2040	20	19
	Northrop Grumman Corp.	4.750%	6/1/2043	5	5
	Northrop Grumman Corp.	4.030%	10/15/2047	10	8
	nVent Finance Sarl	4.550%	4/15/2028	5	5
[4]	OneSky Flight LLC	8.875%	12/15/2029	2	2
	Otis Worldwide Corp.	4.488%	5/7/2029	10	10
	PACCAR Financial Corp.	4.450%	8/6/2027	5	5
	PACCAR Financial Corp.	4.600%	1/10/2028	15	15
	PACCAR Financial Corp.	4.000%	8/8/2028	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	PACCAR Financial Corp.	4.300%	6/18/2029	4	4
	PACCAR Financial Corp.	4.000%	9/26/2029	5	5
	Parker-Hannifin Corp.	4.250%	9/15/2027	5	5
[1]	Parker-Hannifin Corp.	6.250%	5/15/2038	5	6
[1]	Parker-Hannifin Corp.	4.450%	11/21/2044	5	4
	Parker-Hannifin Corp.	4.100%	3/1/2047	5	4
[4]	Park-Ohio Industries Inc.	8.500%	8/1/2030	2	2
	Pentair Finance Sarl	5.900%	7/15/2032	5	5
[4]	PODS LLC	8.750%	5/15/2031	2	2
[4]	Polar Tankers Inc.	5.951%	5/10/2037	8	9
[4]	PROG Holdings Inc.	6.000%	11/15/2029	2	2
[4]	Railworks Holdings LP	8.250%	11/15/2028	4	4
[4]	RB Global Holdings Inc.	6.750%	3/15/2028	2	2
	Regal Rexnord Corp.	6.050%	4/15/2028	5	5
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	5	5
	Republic Services Inc.	4.875%	4/1/2029	5	5
	Republic Services Inc.	4.750%	7/15/2031	2	2
	Republic Services Inc.	1.750%	2/15/2032	5	4
	Republic Services Inc.	5.000%	12/15/2033	5	5
	Republic Services Inc.	5.000%	4/1/2034	5	5
	Republic Services Inc.	5.000%	7/15/2036	2	2
[4]	Resideo Funding Inc.	6.500%	7/15/2032	3	3
[4]	Reworld Holding Corp.	4.875%	12/1/2029	3	3
	Rockwell Automation Inc.	1.750%	8/15/2031	8	7
	Rockwell Automation Inc.	2.800%	8/15/2061	5	3
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	6	6
[4]	Rolls-Royce plc	5.750%	10/15/2027	50	51
	RTX Corp.	4.125%	11/16/2028	29	29
	RTX Corp.	6.100%	3/15/2034	5	5
	RTX Corp.	5.700%	4/15/2040	11	11
	RTX Corp.	4.500%	6/1/2042	5	5
	RTX Corp.	3.750%	11/1/2046	23	18
	RTX Corp.	4.625%	11/16/2048	5	4
	RTX Corp.	5.375%	2/27/2053	5	5
	RTX Corp.	6.400%	3/15/2054	5	6
[1]	Rumo Luxembourg Sarl	4.200%	1/18/2032	15	13
[4]	RXO Inc.	6.375%	5/15/2031	2	2
[1]	Ryder System Inc.	5.650%	3/1/2028	8	8
	Ryder System Inc.	6.600%	12/1/2033	5	5
[4]	Seaspan Corp. Pte. Ltd.	5.500%	8/1/2029	2	2
[4]	Sensata Technologies Inc.	3.750%	2/15/2031	6	6
[4]	Sensata Technologies Inc.	6.625%	7/15/2032	2	2
[4]	Siemens Funding BV	4.900%	5/28/2032	9	9
[4]	Siemens Funding BV	5.900%	5/28/2065	5	5
[4]	Solaris Energy Infrastructure LLC	6.375%	5/15/2031	5	5
	Spirit AeroSystems Inc.	4.600%	6/15/2028	22	22
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/2028	2	2
[4]	Star Leasing Co. LLC	7.625%	2/15/2030	2	2
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/2032	3	3
[4]	Synergy Infrastructure Holdings LLC	7.875%	12/1/2030	2	2
	Teledyne Technologies Inc.	2.750%	4/1/2031	5	5
[4]	Terex Corp.	6.250%	10/15/2032	3	3
[4]	TK Elevator US Newco Inc.	5.250%	7/15/2027	5	5
[4]	TKC Holdings Inc.	8.500%	8/15/2030	5	5
[4]	TKC Holdings Inc.	12.000%	2/15/2031	2	2
[4]	TopBuild Corp.	3.625%	3/15/2029	3	3
[4]	TopBuild Corp.	5.625%	1/31/2034	4	4
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	5	5
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	5	5
[4]	TransDigm Inc.	6.750%	8/15/2028	2	2
	TransDigm Inc.	4.625%	1/15/2029	63	62
[4]	TransDigm Inc.	6.375%	3/1/2029	4	4
	TransDigm Inc.	4.875%	5/1/2029	5	5
[4]	TransDigm Inc.	6.875%	12/15/2030	6	6
[4]	TransDigm Inc.	6.625%	3/1/2032	5	5
[4]	TransDigm Inc.	6.000%	1/15/2033	10	10
[4]	TransDigm Inc.	6.375%	5/31/2033	5	5
[4]	TransDigm Inc.	6.250%	1/31/2034	7	7
[4]	TransDigm Inc.	6.750%	1/31/2034	6	6
[4]	Transurban Finance Co. Pty Ltd.	2.450%	3/16/2031	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trimble Inc.	6.100%	3/15/2033	20	21
	Triton Container International Ltd.	5.150%	2/15/2033	2	2
[4]	TTX Co.	5.050%	11/15/2034	18	18
[3,4]	Tutor Perini Corp.	6.625%	7/15/2033	3	3
	Tyco Electronics Group SA	3.125%	8/15/2027	5	5
	Tyco Electronics Group SA	4.875%	2/9/2036	5	5
	Tyco Electronics Group SA	7.125%	10/1/2037	5	6
	Union Pacific Corp.	2.400%	2/5/2030	8	7
	Union Pacific Corp.	4.500%	1/20/2033	5	5
	Union Pacific Corp.	3.200%	5/20/2041	5	4
	Union Pacific Corp.	3.250%	2/5/2050	5	3
	Union Pacific Corp.	3.799%	10/1/2051	5	4
	Union Pacific Corp.	3.500%	2/14/2053	55	39
	Union Pacific Corp.	3.839%	3/20/2060	5	4
	Union Pacific Corp.	2.973%	9/16/2062	5	3
	Union Pacific Corp.	3.750%	2/5/2070	13	9
	Union Pacific Corp.	3.799%	4/6/2071	5	3
	Union Pacific Corp.	3.850%	2/14/2072	5	4
	United Airlines Holdings Inc.	5.375%	3/1/2031	5	5
[4]	United Airlines Inc.	4.625%	4/15/2029	5	5
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	5	5
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	5	5
	United Parcel Service Inc.	4.650%	10/15/2030	5	5
	United Parcel Service Inc.	4.875%	3/3/2033	5	5
	United Parcel Service Inc.	5.150%	5/22/2034	5	5
	United Parcel Service Inc.	5.250%	5/14/2035	5	5
	United Parcel Service Inc.	4.875%	11/15/2040	5	5
	United Parcel Service Inc.	3.750%	11/15/2047	5	4
	United Parcel Service Inc.	3.400%	9/1/2049	5	4
	United Parcel Service Inc.	5.300%	4/1/2050	5	5
	United Rentals North America Inc.	4.000%	7/15/2030	2	2
	United Rentals North America Inc.	3.875%	2/15/2031	3	3
	United Rentals North America Inc.	3.750%	1/15/2032	9	8
[4]	United Rentals North America Inc.	6.125%	3/15/2034	7	7
[4]	Upbound Group Inc.	6.375%	2/15/2029	1	1
	Valmont Industries Inc.	5.250%	10/1/2054	18	17
[4]	Velocity Vehicle Group LLC	8.000%	6/1/2029	2	2
	Veralto Corp.	4.850%	1/15/2032	5	5
[4]	Vertiv Group Corp.	4.125%	11/15/2028	3	3
	Vertiv Holdings Co.	4.850%	3/15/2036	5	5
	Vertiv Holdings Co.	5.800%	3/15/2056	4	4
[4]	VistaJet Malta Finance plc	6.375%	2/1/2030	3	3
[4]	VistaJet Malta Finance plc	8.750%	1/15/2032	2	2
[4]	Wabash National Corp.	4.500%	10/15/2028	2	2
	Waste Connections Inc.	4.800%	7/15/2036	6	6
	Waste Connections Inc.	3.050%	4/1/2050	5	3
	Waste Management Inc.	4.500%	3/15/2028	5	5
	Waste Management Inc.	4.875%	2/15/2029	5	5
	Waste Management Inc.	2.000%	6/1/2029	5	5
	Waste Management Inc.	4.950%	3/15/2035	5	5
	Waste Management Inc.	5.350%	10/15/2054	5	5
[4]	Waste Pro USA Inc.	7.000%	2/1/2033	3	3
[4]	Watco Cos. LLC	7.125%	8/1/2032	2	2
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	3	3
[4]	WESCO Distribution Inc.	6.375%	3/15/2033	4	4
[4]	WESCO Distribution Inc.	5.500%	4/15/2034	3	3
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	5	5
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	5	5
[4]	WestJet Airlines Ltd.	8.000%	2/14/2031	3	3
[4]	Windsor Holdings III LLC	8.500%	6/15/2030	2	2
[4]	Wrangler Holdco Corp.	6.625%	4/1/2032	10	10
[4]	WSP Global Inc.	5.039%	9/18/2031	5	5
[4]	WSP Global Inc.	5.714%	9/18/2036	5	5
	WW Grainger Inc.	4.600%	6/15/2045	5	4
	XPO CNW Inc.	6.700%	5/1/2034	2	2
[4]	XPO Inc.	7.125%	6/1/2031	3	3
	Xylem Inc.	5.200%	6/1/2033	2	2
	Xylem Inc.	5.450%	6/1/2036	3	3
					2,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (1.2%)
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	6	6
[4]	Advanced Drainage Systems Inc.	5.375%	3/1/2034	6	6
[4]	Ahlstrom Holding 3 Oy	4.875%	2/4/2028	1	1
[4]	Air Liquide Finance SA	2.250%	9/10/2029	15	14
[4]	Air Liquide Finance SA	3.500%	9/27/2046	12	9
	Air Products and Chemicals Inc.	4.600%	2/8/2029	11	11
	Air Products and Chemicals Inc.	2.050%	5/15/2030	5	5
	Air Products and Chemicals Inc.	4.750%	2/8/2031	5	5
	Air Products and Chemicals Inc.	4.800%	3/3/2033	5	5
[4]	Algoma Steel Inc.	9.125%	4/15/2029	2	2
[1]	Alpek SAB de CV	4.250%	9/18/2029	6	6
[4]	Alumina Pty Ltd.	6.375%	9/15/2032	5	5
	Amcor Flexibles North America Inc.	4.250%	3/8/2029	5	5
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	29	29
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	4	4
[4]	Anglo American Capital plc	4.500%	3/15/2028	4	4
[1]	Anglo American Capital plc	3.875%	3/16/2029	1	1
[1]	Anglo American Capital plc	5.625%	4/1/2030	2	2
[1]	Anglo American Capital plc	2.625%	9/10/2030	2	2
[1]	Anglo American Capital plc	2.875%	3/17/2031	1	1
[1]	Anglo American Capital plc	5.500%	5/2/2033	5	5
[1]	Anglo American Capital plc	3.950%	9/10/2050	21	16
[1]	Anglo American Capital plc	4.750%	3/16/2052	10	8
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	3	3
	AngloGold Ashanti Holdings plc	6.500%	4/15/2040	2	2
	Antofagasta plc	5.625%	5/13/2032	7	7
	ArcelorMittal SA	6.550%	11/29/2027	5	5
	ArcelorMittal SA	6.800%	11/29/2032	5	5
	ArcelorMittal SA	5.375%	5/19/2036	5	5
[4]	Arcosa Inc.	4.375%	4/15/2029	3	3
[4]	Ardagh Group SA	9.500%	12/1/2030	5	5
[4,6]	Ardagh Group SA, 5.000% PIK and 6.000% Cash	11.000%	12/1/2030	5	5
[4]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/2028	4	4
[4]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	3	3
[4]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	1	1
[4]	Ashland Inc.	3.375%	9/1/2031	2	2
	Ashland Inc.	6.875%	5/15/2043	1	1
[4]	Avient Corp.	7.125%	8/1/2030	4	4
[4]	Avient Corp.	6.250%	11/1/2031	2	2
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	2	2
[4]	Axalta Coating Systems LLC	3.375%	2/15/2029	2	2
	Ball Corp.	2.875%	8/15/2030	8	7
	Ball Corp.	3.125%	9/15/2031	4	4
	Barrick North America Finance LLC	5.750%	5/1/2043	5	5
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	5	5
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	5	5
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	5	4
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	5	5
[4]	Boise Cascade Co.	4.875%	7/1/2030	1	1
[4]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	2	2
[1]	Canpack SA	3.875%	11/15/2029	3	3
[4]	Capstone Copper Corp.	6.750%	3/31/2033	1	1
	Carlisle Cos. Inc.	2.750%	3/1/2030	5	5
[4]	Carpenter Technology Corp.	5.625%	3/1/2034	1	1
[4]	Cascades Inc.	5.375%	1/15/2028	7	7
	Celanese US Holdings LLC	7.350%	11/15/2028	3	3
	Celanese US Holdings LLC	7.330%	7/15/2029	6	6
	Celanese US Holdings LLC	7.550%	11/15/2030	2	2
	Celanese US Holdings LLC	7.000%	2/15/2031	2	2
	Celanese US Holdings LLC	7.379%	7/15/2032	6	6
	Celanese US Holdings LLC	6.750%	4/15/2033	3	3
	Celanese US Holdings LLC	7.700%	11/15/2033	3	3
	Celanese US Holdings LLC	7.375%	2/15/2034	2	2
[1]	Celulosa Arauco y Constitucion SA	4.200%	1/29/2030	4	4
[1]	Celulosa Arauco y Constitucion SA	5.500%	4/30/2049	7	6
[1]	Cemex SAB de CV	5.200%	9/17/2030	15	15
	Cemex SAB de CV	5.750%	6/5/2036	3	3
[4]	Century Aluminum Co.	6.875%	8/1/2032	1	1
[4]	Cerdia Finanz GmbH	9.375%	10/3/2031	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CF Industries Inc.	4.950%	6/1/2043	5	5
[4]	Champion Iron Canada Inc.	7.875%	7/15/2032	2	2
[4]	Chemours Co.	5.750%	11/15/2028	4	4
[4]	Chemours Co.	4.625%	11/15/2029	2	2
[4]	Chemours Co.	8.000%	1/15/2033	2	2
[4]	Chemours Co.	7.875%	3/15/2034	2	2
[4]	Chevron Phillips Chemical Co. LLC	4.750%	5/15/2030	5	5
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	1	1
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	2	2
[4]	Cleveland-Cliffs Inc.	4.875%	3/1/2031	3	3
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	3	3
[4]	Cleveland-Cliffs Inc.	7.000%	3/15/2032	4	4
[4]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	3	3
[4]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	4	4
	Cleveland-Cliffs Inc.	6.250%	10/1/2040	2	2
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	3	3
[4]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	4	4
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	6	6
[4]	Coeur Mining Inc.	5.125%	2/15/2029	2	2
	Commercial Metals Co.	4.125%	1/15/2030	1	1
	Commercial Metals Co.	4.375%	3/15/2032	3	3
[4]	Commercial Metals Co.	5.750%	11/15/2033	4	4
[4]	Commercial Metals Co.	6.000%	12/15/2035	3	3
[4]	Compass Minerals International Inc.	8.000%	7/1/2030	3	3
[4]	Consolidated Energy Finance SA	5.625%	10/15/2028	3	3
[4]	Consolidated Energy Finance SA	12.000%	2/15/2031	2	2
[4]	Constellium SE	6.375%	8/15/2032	4	4
[4]	Conuma Resources Ltd.	13.125%	5/1/2028	2	2
	CRH America Finance Inc.	4.400%	2/9/2031	5	5
	CRH America Finance Inc.	5.000%	2/9/2036	5	5
	Crown Americas LLC	5.250%	4/1/2030	1	1
	Crown Americas LLC	5.875%	6/1/2033	3	3
[1]	CSN Inova Ventures	6.750%	1/28/2028	5	4
[1]	CSN Resources SA	4.625%	6/10/2031	5	3
[4]	CVR Partners LP	6.125%	6/15/2028	6	6
[4]	Domtar Corp.	6.750%	10/1/2028	2	1
	Dow Chemical Co.	2.100%	11/15/2030	5	4
	Dow Chemical Co.	4.800%	1/15/2031	10	10
	Dow Chemical Co.	5.150%	2/15/2034	5	5
	Dow Chemical Co.	4.250%	10/1/2034	5	5
	Dow Chemical Co.	5.350%	3/15/2035	5	5
	Dow Chemical Co.	4.625%	10/1/2044	6	5
	Dow Chemical Co.	5.550%	11/30/2048	5	4
	Dow Chemical Co.	4.800%	5/15/2049	5	4
	Dow Chemical Co.	6.900%	5/15/2053	44	46
	Eagle Materials Inc.	2.500%	7/1/2031	5	4
	Eastman Chemical Co.	4.500%	2/20/2031	5	5
	Eastman Chemical Co.	5.625%	2/20/2034	10	10
	Ecolab Inc.	4.600%	6/15/2029	5	5
	Ecolab Inc.	4.800%	6/15/2031	5	5
	Ecolab Inc.	5.150%	6/15/2033	6	6
	Ecolab Inc.	5.350%	6/15/2036	5	5
	Ecolab Inc.	2.700%	12/15/2051	5	3
	EIDP Inc.	4.800%	5/15/2033	5	5
	FMC Corp.	3.450%	10/1/2029	8	7
[4]	FMC Corp.	8.000%	6/1/2031	10	10
	FMC Corp.	5.650%	5/18/2033	3	3
	FMC Corp.	4.500%	10/1/2049	1	1
	FMC Corp.	6.375%	5/18/2053	1	1
	FMC Corp.	8.450%	11/1/2055	3	2
[4]	Fortescue Treasury Pty Ltd.	4.500%	9/15/2027	4	4
[4]	Fortescue Treasury Pty Ltd.	5.875%	4/15/2030	4	4
[4]	Fortescue Treasury Pty Ltd.	4.375%	4/1/2031	2	2
[4]	Fortescue Treasury Pty Ltd.	6.125%	4/15/2032	2	2
	Freeport-McMoRan Inc.	5.450%	3/15/2043	10	10
[4]	Georgia-Pacific LLC	4.400%	5/15/2029	5	5
[4]	Georgia-Pacific LLC	4.600%	5/15/2031	5	5
	Georgia-Pacific LLC	8.875%	5/15/2031	8	9
[4]	Georgia-Pacific LLC	4.900%	5/15/2033	5	5
	Gerdau Trade Inc.	5.750%	6/9/2035	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Glencore Finance Canada Ltd.	5.550%	10/25/2042	5	5
[4]	Glencore Funding LLC	6.125%	10/6/2028	5	5
[4]	Glencore Funding LLC	5.893%	4/4/2054	5	5
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	6	6
[4]	Graphic Packaging International LLC	6.375%	7/15/2032	2	2
	HB Fuller Co.	4.250%	10/15/2028	2	2
[4]	Herens Holdco Sarl	4.750%	5/15/2028	2	2
[1]	Hudbay Minerals Inc.	6.125%	4/1/2029	3	3
	Huntsman International LLC	4.500%	5/1/2029	3	3
	Huntsman International LLC	2.950%	6/15/2031	2	2
	Huntsman International LLC	5.700%	10/15/2034	1	1
[4]	Hybar LLC	7.375%	7/1/2034	3	3
[4]	INEOS Finance plc	6.750%	5/15/2028	65	65
[4]	INEOS Finance plc	7.500%	4/15/2029	2	2
[4]	INEOS Quattro Finance 2 plc	9.625%	3/15/2029	2	2
[4]	Infrabuild Australia Pty Ltd.	14.500%	11/15/2028	2	2
[4]	Ingevity Corp.	3.875%	11/1/2028	2	2
[4]	Innophos Holdings Inc.	11.500%	6/15/2029	2	2
[4]	International Flavors & Fragrances Inc.	1.832%	10/15/2027	5	5
[4]	International Flavors & Fragrances Inc.	2.300%	11/1/2030	5	5
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	5	4
	International Paper Co.	6.000%	11/15/2041	5	5
[1]	Inversiones CMPC SA	3.000%	4/6/2031	4	4
[1]	Inversiones CMPC SA	6.125%	2/26/2034	4	4
[4]	Iris Holding Inc.	10.000%	12/15/2028	2	2
[1]	JSW Steel Ltd.	5.050%	4/5/2032	3	3
[4]	JW Aluminum Continuous Cast Co.	10.250%	4/1/2030	2	2
[4]	Kaiser Aluminum Corp.	4.500%	6/1/2031	2	2
[4]	Kaiser Aluminum Corp.	5.875%	3/1/2034	2	2
[1]	Klabin Austria GmbH	5.750%	4/3/2029	5	5
[1]	Klabin Austria GmbH	3.200%	1/12/2031	10	9
[4]	Knife River Corp.	7.750%	5/1/2031	3	3
	Linde Inc.	1.100%	8/10/2030	5	4
	Linde Inc.	3.550%	11/7/2042	5	4
[4]	LSB Industries Inc.	6.250%	10/15/2028	2	2
	LYB International Finance BV	4.875%	3/15/2044	5	4
	LYB International Finance III LLC	4.200%	5/1/2050	5	4
	LYB International Finance III LLC	3.800%	10/1/2060	27	17
	LyondellBasell Industries NV	4.625%	2/26/2055	5	4
[4]	Magnera Corp.	4.750%	11/15/2029	3	3
[4]	Magnera Corp.	7.250%	11/15/2031	2	2
	Martin Marietta Materials Inc.	2.400%	7/15/2031	5	4
	Martin Marietta Materials Inc.	3.200%	7/15/2051	11	7
[4]	Mativ Holdings Inc.	8.000%	10/1/2029	1	1
[4]	Mauser Packaging Solutions Holding Co.	7.875%	4/15/2030	8	8
[4]	Mauser Packaging Solutions Holding Co.	9.250%	4/15/2030	5	5
[4]	Maxam Prill Sarl	7.750%	7/15/2030	1	1
[4]	Mercer International Inc.	12.875%	10/1/2028	2	1
	Mercer International Inc.	5.125%	2/1/2029	2	1
	Methanex Corp.	5.125%	10/15/2027	2	2
	Methanex Corp.	5.250%	12/15/2029	4	4
	Methanex Corp.	5.650%	12/1/2044	2	2
[4]	Mineral Resources Ltd.	9.250%	10/1/2028	4	4
[4]	Mineral Resources Ltd.	7.000%	4/1/2031	1	1
[4]	Mineral Resources Ltd.	6.250%	5/1/2034	4	4
[4]	Minerals Technologies Inc.	5.000%	7/1/2028	2	2
[4]	New Enterprise Stone & Lime Co. Inc.	5.250%	7/15/2028	6	6
[4]	Newcastle Coal Infrastructure Group Pty Ltd.	4.400%	9/29/2027	23	23
	Newmont Corp.	3.250%	5/13/2030	5	5
[1]	Newmont Corp.	5.875%	4/1/2035	5	5
[1]	Nexa Resources SA	6.600%	4/8/2037	4	4
[4]	Novelis Corp.	4.750%	1/30/2030	6	6
[4]	Novelis Corp.	6.875%	1/30/2030	6	6
[4]	Novelis Corp.	3.875%	8/15/2031	2	2
[4]	Novelis Corp.	6.375%	8/15/2033	2	2
	Nucor Corp.	3.850%	4/1/2052	5	4
[4]	Nufarm Australia Ltd.	5.000%	1/27/2030	2	2
	Nutrien Ltd.	4.200%	4/1/2029	5	5
	Nutrien Ltd.	4.850%	5/29/2031	5	5
	Nutrien Ltd.	4.125%	3/15/2035	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	5.350%	5/29/2036	5	5
	Nutrien Ltd.	4.900%	6/1/2043	5	5
	Nutrien Ltd.	5.800%	3/27/2053	5	5
	Olin Corp.	5.625%	8/1/2029	6	6
[4]	Olin Corp.	6.625%	4/1/2033	1	1
[4]	Olympus Water US Holding Corp.	4.250%	10/1/2028	9	9
[4]	Olympus Water US Holding Corp.	6.250%	10/1/2029	2	2
[4]	Olympus Water US Holding Corp.	7.250%	6/15/2031	5	5
[4]	Olympus Water US Holding Corp.	6.750%	8/1/2032	2	2
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	4	4
[1]	Orbia Advance Corp. SAB de CV	5.875%	9/17/2044	23	18
[4]	Oscar AcquisitionCo LLC	9.500%	4/15/2030	2	1
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	5	5
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	2	2
	Packaging Corp. of America	3.400%	12/15/2027	50	49
	Packaging Corp. of America	4.050%	12/15/2049	14	11
	Packaging Corp. of America	3.050%	10/1/2051	10	6
[4]	Perenti Finance Pty Ltd.	7.500%	4/26/2029	5	5
[4]	Perimeter Holdings LLC	6.250%	1/15/2034	2	2
[4]	Qnity Electronics Inc.	5.750%	8/15/2032	3	3
[4]	Qnity Electronics Inc.	6.250%	8/15/2033	4	4
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	12	12
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	7	7
[4]	Rain Carbon Inc.	12.250%	9/1/2029	2	2
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	5	5
	Rio Tinto Finance USA plc	4.875%	3/14/2030	5	5
	Rio Tinto Finance USA plc	5.000%	3/14/2032	5	5
	Rio Tinto Finance USA plc	5.250%	3/14/2035	5	5
	Rio Tinto Finance USA plc	5.125%	3/9/2053	5	5
	Rio Tinto Finance USA plc	5.875%	3/14/2065	8	8
	RPM International Inc.	4.550%	3/1/2029	5	5
[1,6]	Samarco Mineracao SA, 5.000% PIK and 4.000% Cash	9.000%	6/30/2031	7	7
	Sasol Financing USA LLC	6.500%	9/27/2028	11	11
[1]	Sasol Financing USA LLC	8.750%	5/3/2029	2	2
	Sasol Financing USA LLC	5.500%	3/18/2031	1	1
[4]	SCIH Salt Holdings Inc.	4.875%	5/1/2028	4	4
[4]	SCIH Salt Holdings Inc.	6.625%	5/1/2029	3	3
[4]	Sealed Air Corp.	6.875%	7/15/2033	2	2
	Sherwin-Williams Co.	5.150%	8/15/2035	5	5
	Sherwin-Williams Co.	4.500%	6/1/2047	10	8
	Silgan Holdings Inc.	4.125%	2/1/2028	6	6
[4]	SK Invictus Intermediate II Sarl	5.000%	10/30/2029	2	2
[4]	Skeena Resources Ltd.	8.500%	4/1/2031	3	3
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	13	13
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	5	5
[4]	Smyrna Ready Mix Concrete LLC	6.000%	11/1/2028	7	7
[4]	Smyrna Ready Mix Concrete LLC	8.875%	11/15/2031	1	1
[4]	SNF Group SACA	3.375%	3/15/2030	2	2
[1]	Sociedad Quimica y Minera de Chile SA	4.250%	5/7/2029	4	4
[1]	Sociedad Quimica y Minera de Chile SA	4.250%	1/22/2050	5	4
[4]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	2	2
	Sonoco Products Co.	4.600%	9/1/2029	5	5
	Sonoco Products Co.	5.750%	11/1/2040	5	5
	Southern Copper Corp.	7.500%	7/27/2035	5	6
	Southern Copper Corp.	5.350%	6/24/2036	15	15
	Southern Copper Corp.	6.750%	4/16/2040	3	3
	Southern Copper Corp.	5.250%	11/8/2042	6	6
	Southern Copper Corp.	5.875%	4/23/2045	3	3
	Steel Dynamics Inc.	5.375%	8/15/2034	5	5
[4]	SunCoke Energy Inc.	4.875%	6/30/2029	2	2
	Suzano Austria GmbH	6.000%	1/15/2029	20	20
	Suzano Austria GmbH	3.750%	1/15/2031	15	14
[4]	Sword Purchaser LLC	8.250%	4/15/2033	6	6
[4]	Sword Purchaser LLC	10.500%	4/15/2034	2	2
[4]	TMS International Corp.	6.250%	4/15/2029	1	1
[4]	Toucan FinCo. Ltd.	9.500%	5/15/2030	3	3
[4]	Trident TPI Holdings Inc.	12.750%	12/31/2028	2	2
[4]	TriMas Corp.	4.125%	4/15/2029	1	1
[4]	Trivium Packaging Finance BV	12.250%	1/15/2031	3	3
[4]	Tronox Inc.	4.625%	3/15/2029	4	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Tronox Inc.	9.125%	9/30/2030	3	3
	United States Steel Corp.	6.650%	6/1/2037	1	1
	Vale Overseas Ltd.	3.750%	7/8/2030	20	19
	Vale Overseas Ltd.	6.400%	6/28/2054	6	6
[1]	Volcan Cia Minera SAA	8.500%	10/28/2032	5	5
[4]	Volcan Cia Minera SAA	8.500%	10/28/2032	20	21
[1]	Votorantim Cimentos International SA	7.250%	4/5/2041	20	23
	Vulcan Materials Co.	3.500%	6/1/2030	5	5
	Vulcan Materials Co.	4.500%	6/15/2047	5	4
	Vulcan Materials Co.	4.700%	3/1/2048	53	46
[4]	Warrior Met Coal Inc.	7.875%	12/1/2028	2	2
[1]	WE Soda Investments Holding plc	9.500%	10/6/2028	4	4
[1]	WE Soda Investments Holding plc	9.375%	2/14/2031	1	1
	Westlake Corp.	5.000%	8/15/2046	6	5
	Westlake Corp.	3.125%	8/15/2051	5	3
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	6	6
[4]	WR Grace Holdings LLC	7.375%	3/1/2031	3	3
[4]	WR Grace Holdings LLC	6.625%	8/15/2032	1	1
	WRKCo Inc.	4.900%	3/15/2029	5	5
	WRKCo Inc.	4.200%	6/1/2032	5	5
	WRKCo Inc.	3.000%	6/15/2033	5	4
[4]	Yara International ASA	4.750%	6/1/2028	10	10
[4]	Yara International ASA	3.148%	6/4/2030	18	17
					1,595
Real Estate (0.8%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	7	7
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	5	4
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	3	3
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	3	2
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	3	2
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	1	1
	American Homes 4 Rent LP	3.625%	4/15/2032	10	9
	American Tower Corp.	5.800%	11/15/2028	5	5
	American Tower Corp.	3.800%	8/15/2029	5	5
	American Tower Corp.	5.650%	3/15/2033	5	5
	American Tower Corp.	5.450%	2/15/2034	5	5
	American Tower Corp.	3.100%	6/15/2050	10	7
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	5	5
[4]	Anywhere Real Estate Group LLC	5.750%	1/15/2029	3	3
[4]	Anywhere Real Estate Group LLC	5.250%	4/15/2030	2	2
[4]	Anywhere Real Estate Group LLC	9.750%	4/15/2030	3	3
[4]	Arbor Realty SR Inc.	8.500%	10/15/2027	2	2
[4]	Arbor Realty SR Inc.	8.500%	12/15/2028	2	2
[4]	Arbor Realty SR Inc.	5.000%	12/30/2028	3	3
	AvalonBay Communities Inc.	5.350%	6/1/2034	5	5
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	9	7
[4]	Blackstone Mortgage Trust Inc.	6.250%	6/1/2031	6	6
	Boston Properties LP	6.750%	12/1/2027	6	6
	Boston Properties LP	3.250%	1/30/2031	5	5
	Boston Properties LP	2.550%	4/1/2032	5	4
	Brandywine Operating Partnership LP	3.950%	11/15/2027	4	4
	Brandywine Operating Partnership LP	8.300%	3/15/2028	2	2
	Brandywine Operating Partnership LP	8.875%	4/12/2029	2	2
	Brandywine Operating Partnership LP	4.550%	10/1/2029	1	1
	Brandywine Operating Partnership LP	6.125%	1/15/2031	2	2
	Brixmor Operating Partnership LP	4.050%	7/1/2030	5	5
	Brixmor Operating Partnership LP	2.500%	8/16/2031	5	4
	Brixmor Operating Partnership LP	5.200%	4/1/2032	5	5
	Camden Property Trust	4.900%	2/28/2036	5	5
	CBRE Services Inc.	5.250%	6/1/2036	5	5
	COPT Defense Properties LP	2.900%	12/1/2033	5	4
[4]	CoStar Group Inc.	2.800%	7/15/2030	5	5
	Cousins Properties LP	4.875%	3/1/2033	2	2
	Crown Castle Inc.	4.900%	9/1/2029	5	5
	Crown Castle Inc.	2.250%	1/15/2031	5	4
	Crown Castle Inc.	5.800%	3/1/2034	5	5
	Crown Castle Inc.	2.900%	4/1/2041	5	4
	Crown Castle Inc.	4.000%	11/15/2049	10	7
[4]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Digital Realty Trust LP	3.700%	8/15/2027	7	7
	Diversified Healthcare Trust	4.750%	2/15/2028	2	2
[4]	Diversified Healthcare Trust	7.250%	10/15/2030	2	2
	Diversified Healthcare Trust	4.375%	3/1/2031	1	1
[4]	EF Holdco	7.375%	9/30/2030	2	2
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	4	4
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	10	10
	Equinix Inc.	3.200%	11/18/2029	5	5
	Equinix Inc.	2.150%	7/15/2030	5	5
	Equinix Inc.	3.900%	4/15/2032	5	5
	Equinix Inc.	2.950%	9/15/2051	18	11
	ERP Operating LP	3.250%	8/1/2027	5	5
	ERP Operating LP	1.850%	8/1/2031	8	7
	ERP Operating LP	4.950%	6/15/2032	5	5
	ERP Operating LP	4.500%	7/1/2044	5	4
	Essential Properties LP	5.375%	7/15/2036	3	3
	Essex Portfolio LP	2.650%	3/15/2032	5	4
	Extra Space Storage LP	5.700%	4/1/2028	5	5
	Extra Space Storage LP	5.500%	7/1/2030	5	5
[3]	Extra Space Storage LP	4.900%	2/1/2032	5	5
	Extra Space Storage LP	2.350%	3/15/2032	5	4
	GLP Capital LP	5.250%	2/15/2033	5	5
	GLP Capital LP	6.250%	9/15/2054	13	13
[4]	Goodman US Finance Eight LLC	5.875%	4/28/2046	5	5
[4]	Goodman US Finance Five LLC	4.625%	5/4/2032	5	5
[4]	Goodman US Finance Six LLC	5.125%	10/7/2034	100	98
	Healthpeak OP LLC	3.500%	7/15/2029	5	5
	Healthpeak OP LLC	5.375%	2/15/2035	5	5
	Highwoods Realty LP	4.200%	4/15/2029	13	13
	Host Hotels & Resorts LP	5.500%	4/15/2035	5	5
	Hudson Pacific Properties LP	3.950%	11/1/2027	5	5
	Hudson Pacific Properties LP	5.950%	2/15/2028	3	3
	Hudson Pacific Properties LP	4.650%	4/1/2029	2	2
[3]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	3	3
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	5	5
[4]	Iron Mountain Inc.	5.250%	3/15/2028	3	3
[4]	Iron Mountain Inc.	7.000%	2/15/2029	8	8
[4]	Iron Mountain Inc.	5.250%	7/15/2030	8	8
[4]	Iron Mountain Inc.	4.500%	2/15/2031	8	8
[4]	Iron Mountain Inc.	5.625%	7/15/2032	2	2
[4]	Iron Mountain Inc.	6.250%	1/15/2035	5	5
[4]	Iron Mountain Information Management Services Inc.	5.000%	7/15/2032	2	2
	Kilroy Realty LP	2.500%	11/15/2032	5	4
	Kimco Realty OP LLC	3.200%	4/1/2032	5	5
	Kimco Realty OP LLC	4.250%	4/1/2045	5	4
	Kimco Realty OP LLC	4.450%	9/1/2047	10	8
[4]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/2031	5	5
	Mid-America Apartments LP	4.650%	1/15/2033	2	2
[4]	Millrose Properties Inc.	6.375%	8/1/2030	2	2
[4]	Millrose Properties Inc.	6.250%	9/15/2032	4	4
	MPT Operating Partnership LP	5.000%	10/15/2027	6	6
	MPT Operating Partnership LP	4.625%	8/1/2029	3	2
	MPT Operating Partnership LP	3.500%	3/15/2031	4	3
[4]	MPT Operating Partnership LP	8.500%	2/15/2032	4	4
	Newmark Group Inc.	7.500%	1/12/2029	1	1
	NNN REIT Inc.	4.600%	2/15/2031	50	50
	NNN REIT Inc.	5.600%	10/15/2033	5	5
	NNN REIT Inc.	5.500%	6/15/2034	5	5
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	5	5
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	5	4
[4]	Pebblebrook Hotel LP	6.375%	10/15/2029	1	1
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	5	5
	Phillips Edison Grocery Center Operating Partnership I LP	5.750%	7/15/2034	5	5
	Prologis LP	3.875%	9/15/2028	48	47
	Prologis LP	2.250%	4/15/2030	30	28
	Prologis LP	1.250%	10/15/2030	50	43
	Prologis LP	4.250%	6/15/2031	3	3
	Prologis LP	5.000%	3/15/2034	5	5
	Prologis LP	5.000%	1/31/2035	12	12
	Prologis LP	4.900%	6/15/2036	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	3.050%	3/1/2050	6	4
	Prologis LP	5.250%	3/15/2054	8	8
	Public Storage Operating Co.	5.000%	12/15/2035	2	2
	Public Storage Operating Co.	5.350%	8/1/2053	18	17
	Realty Income Corp.	4.000%	7/15/2029	5	5
	Realty Income Corp.	4.500%	2/1/2033	10	10
[1]	Realty Income Corp.	4.750%	4/15/2033	4	4
	Realty Income Corp.	4.900%	7/15/2033	10	10
	Realty Income Corp.	5.125%	2/15/2034	5	5
	Regency Centers LP	4.500%	3/15/2033	3	3
	Rexford Industrial Realty LP	2.125%	12/1/2030	12	11
[4]	RHP Hotel Properties LP	7.250%	7/15/2028	4	4
[4]	RHP Hotel Properties LP	6.500%	4/1/2032	5	5
[4]	RHP Hotel Properties LP	6.500%	6/15/2033	1	1
[4]	RHP Hotel Properties LP	5.750%	3/15/2034	2	2
[4]	Rithm Capital Corp.	8.000%	4/1/2029	3	3
[4]	Rithm Capital Corp.	8.000%	7/15/2030	4	4
[4]	RLJ Lodging Trust LP	4.000%	9/15/2029	2	2
	Sabra Health Care LP	3.200%	12/1/2031	5	5
	SBA Communications Corp.	3.125%	2/1/2029	4	4
	Simon Property Group LP	4.375%	10/1/2030	5	5
	Simon Property Group LP	4.300%	1/15/2031	5	5
	Simon Property Group LP	2.650%	2/1/2032	5	4
	Simon Property Group LP	5.125%	10/1/2035	19	19
	Simon Property Group LP	6.750%	2/1/2040	5	6
	Simon Property Group LP	3.250%	9/13/2049	5	3
	Store Capital LLC	4.625%	3/15/2029	5	5
	Sun Communities Operating LP	4.200%	4/15/2032	14	13
[1]	Trust Fibra Uno	4.869%	1/15/2030	15	14
[1]	UDR Inc.	1.900%	3/15/2033	10	8
	Ventas Realty LP	4.750%	11/15/2030	5	5
	Ventas Realty LP	5.625%	7/1/2034	5	5
[4]	VICI Properties LP	3.875%	2/15/2029	40	39
	Vornado Realty LP	3.400%	6/1/2031	4	4
[4]	WEA Finance LLC	4.125%	9/20/2028	5	5
	Welltower OP LLC	5.125%	7/1/2035	5	5
	Weyerhaeuser Co.	4.000%	11/15/2029	5	5
	Weyerhaeuser Co.	3.375%	3/9/2033	5	5
	WP Carey Inc.	2.400%	2/1/2031	5	4
[3]	WP Carey Inc.	5.200%	9/15/2036	4	4
[4]	XHR LP	4.875%	6/1/2029	2	2
					1,034
Technology (2.3%)
	Accenture Capital Inc.	3.900%	10/4/2027	5	5
	Accenture Capital Inc.	4.500%	10/4/2034	5	5
	Adobe Inc.	4.950%	1/17/2030	5	5
	Adobe Inc.	2.300%	2/1/2030	10	9
[4]	Ahead DB Holdings LLC	6.625%	5/1/2028	2	2
	Amdocs Ltd.	2.538%	6/15/2030	5	4
[4]	Amentum Holdings Inc.	7.250%	8/1/2032	3	3
[4]	Amkor Technology Inc.	5.875%	10/1/2033	2	2
	Analog Devices Inc.	4.250%	6/15/2028	5	5
	Analog Devices Inc.	1.700%	10/1/2028	5	5
	Analog Devices Inc.	2.950%	10/1/2051	21	14
[4]	APi Group DE Inc.	4.750%	10/15/2029	2	2
[4]	APi Group DE Inc.	5.750%	6/1/2034	2	2
	Apple Inc.	2.900%	9/12/2027	45	44
	Apple Inc.	3.000%	11/13/2027	17	17
	Apple Inc.	1.200%	2/8/2028	18	17
	Apple Inc.	4.000%	5/12/2028	18	18
	Apple Inc.	1.400%	8/5/2028	5	5
	Apple Inc.	2.200%	9/11/2029	23	22
	Apple Inc.	1.650%	5/11/2030	50	45
	Apple Inc.	4.200%	5/12/2030	5	5
	Apple Inc.	4.500%	2/23/2036	5	5
	Apple Inc.	2.375%	2/8/2041	40	28
	Apple Inc.	3.850%	5/4/2043	5	4
	Apple Inc.	3.450%	2/9/2045	11	8
	Apple Inc.	4.375%	5/13/2045	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.650%	2/23/2046	5	4
	Apple Inc.	3.850%	8/4/2046	5	4
	Apple Inc.	2.650%	5/11/2050	5	3
	Apple Inc.	2.650%	2/8/2051	10	6
	Apple Inc.	2.700%	8/5/2051	5	3
	Apple Inc.	3.950%	8/8/2052	5	4
	Apple Inc.	4.850%	5/10/2053	5	5
	Apple Inc.	2.800%	2/8/2061	5	3
	Apple Inc.	2.850%	8/5/2061	11	6
	Applied Materials Inc.	5.100%	10/1/2035	5	5
	Applied Materials Inc.	4.350%	4/1/2047	5	4
	Arrow Electronics Inc.	2.950%	2/15/2032	5	4
[4]	AthenaHealth Group Inc.	6.500%	2/15/2030	8	8
[4]	Atkore Inc.	4.250%	6/1/2031	2	2
	Atlassian Corp.	5.500%	5/15/2034	5	5
[4]	ATS Corp.	4.125%	12/15/2028	2	2
	Autodesk Inc.	2.400%	12/15/2031	10	9
	Automatic Data Processing Inc.	1.700%	5/15/2028	12	11
	Automatic Data Processing Inc.	5.000%	5/7/2036	10	10
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	50	50
	Broadcom Inc.	4.800%	4/15/2028	70	70
	Broadcom Inc.	4.350%	2/15/2030	5	5
	Broadcom Inc.	4.300%	1/15/2031	4	4
	Broadcom Inc.	2.450%	2/15/2031	5	4
[4]	Broadcom Inc.	4.150%	4/15/2032	5	5
	Broadcom Inc.	4.300%	11/15/2032	5	5
	Broadcom Inc.	4.600%	1/15/2033	7	7
	Broadcom Inc.	3.469%	4/15/2034	5	4
	Broadcom Inc.	4.800%	10/15/2034	5	5
	Broadcom Inc.	5.200%	7/15/2035	5	5
[4]	Broadcom Inc.	3.137%	11/15/2035	80	68
	Broadcom Inc.	4.950%	1/15/2036	4	4
	Broadcom Inc.	4.800%	2/15/2036	5	5
[4]	Broadcom Inc.	3.187%	11/15/2036	5	4
[4]	Broadcom Inc.	4.926%	5/15/2037	5	5
	Broadcom Inc.	4.900%	2/15/2038	5	5
	Broadcom Inc.	3.500%	2/15/2041	5	4
	Broadcom Inc.	5.700%	1/15/2056	2	2
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	5	4
[4]	CACI International Inc.	6.375%	6/15/2033	3	3
	Cadence Design Systems Inc.	4.300%	9/10/2029	5	5
[4]	Capstone Borrower Inc.	8.000%	6/15/2030	4	4
[4]	Castle US Holding Corp.	10.000%	6/30/2031	1	—
	CDW LLC	3.276%	12/1/2028	5	5
	CDW LLC	3.569%	12/1/2031	5	5
[4]	Central Parent Inc.	7.250%	6/15/2029	2	1
[4]	Central Parent LLC	8.000%	6/15/2029	2	1
	CGI Inc.	2.300%	9/14/2031	7	6
[4]	Ciena Corp.	4.000%	1/31/2030	1	1
	Cisco Systems Inc.	4.950%	2/26/2031	5	5
	Cisco Systems Inc.	5.900%	2/15/2039	5	5
	Cisco Systems Inc.	5.500%	1/15/2040	5	5
	Cisco Systems Inc.	5.300%	2/26/2054	5	5
[4]	Clarivate Science Holdings Corp.	3.875%	7/1/2028	3	3
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/2029	3	3
[4]	Cloud Software Group LLC	6.500%	3/31/2029	14	14
[4]	Cloud Software Group LLC	9.000%	9/30/2029	12	12
[4]	Cloud Software Group LLC	8.250%	6/30/2032	4	4
[4]	Cloud Software Group LLC	6.625%	8/15/2033	7	6
[4]	Coherent Corp.	5.000%	12/15/2029	3	3
	Concentrix Corp.	6.600%	8/2/2028	5	5
	Concentrix Corp.	6.500%	3/1/2029	5	5
	Concentrix Corp.	6.850%	8/2/2033	5	4
[4]	Conduent Business Services LLC	6.000%	11/1/2029	2	2
[4]	Consensus Cloud Solutions Inc.	6.500%	10/15/2028	2	2
[4]	CoreWeave Inc.	9.250%	6/1/2030	5	5
[4]	CoreWeave Inc.	9.000%	2/1/2031	9	9
[4]	CoreWeave Inc.	9.750%	10/1/2031	9	9
[4]	CoreWeave Inc.	9.625%	7/15/2032	3	3
	Corning Inc.	4.750%	3/15/2042	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corning Inc.	5.450%	11/15/2079	5	5
	Crane NXT Co.	4.200%	3/15/2048	2	1
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	2	2
	Dell International LLC	5.250%	2/1/2028	5	5
	Dell International LLC	4.750%	7/15/2031	5	5
	Dell International LLC	5.000%	2/15/2034	5	5
	Dell International LLC	5.400%	4/15/2034	5	5
	Dell International LLC	4.850%	2/1/2035	5	5
	Dell International LLC	5.100%	2/15/2036	5	5
	Dell International LLC	8.100%	7/15/2036	5	6
	Dell International LLC	5.250%	2/15/2037	5	5
	Dell International LLC	3.450%	12/15/2051	25	17
[4]	Diebold Nixdorf Inc.	7.750%	3/31/2030	2	2
	DXC Technology Co.	2.375%	9/15/2028	23	22
[4]	Dye & Durham Ltd.	8.625%	4/15/2029	2	1
[4]	Elastic NV	4.125%	7/15/2029	3	3
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	3	3
[4]	Entegris Inc.	4.375%	4/15/2028	4	4
[4]	Entegris Inc.	4.750%	4/15/2029	5	5
[4]	Entegris Inc.	3.625%	5/1/2029	1	1
[4]	Entegris Inc.	5.950%	6/15/2030	7	7
	Equifax Inc.	4.800%	9/15/2029	5	5
[4]	Esab Corp.	6.250%	4/15/2029	2	2
[4]	Esab Corp.	5.625%	4/1/2031	3	3
[4]	Everforth Inc.	4.625%	5/15/2028	2	2
[4]	Experian Finance plc	2.750%	3/8/2030	10	9
[4]	Experian Finance US Inc.	5.350%	8/24/2036	5	5
[4]	Fair Isaac Corp.	4.000%	6/15/2028	3	3
[4]	Fair Isaac Corp.	6.000%	5/15/2033	5	5
[4]	Fair Isaac Corp.	6.250%	9/15/2034	3	3
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	15	14
[1]	Fidelity National Information Services Inc.	2.250%	3/1/2031	5	4
	Fiserv Inc.	4.200%	10/1/2028	5	5
	Fiserv Inc.	3.500%	7/1/2029	5	5
	Fiserv Inc.	4.550%	2/15/2031	5	5
	Fiserv Inc.	5.350%	3/15/2031	5	5
	Fiserv Inc.	4.400%	7/1/2049	2	2
	Flex Ltd.	4.875%	5/12/2030	5	5
[4]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	2	2
[4]	Foundry JV Holdco LLC	5.500%	1/25/2031	5	5
[4]	Foundry JV Holdco LLC	5.900%	1/25/2033	8	8
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	30	32
	Gartner Inc.	5.600%	11/20/2035	14	13
[4]	Gen Digital Inc.	6.750%	9/30/2027	66	66
[4]	Gen Digital Inc.	7.125%	9/30/2030	3	3
[4]	Gen Digital Inc.	6.250%	4/1/2033	3	3
[4]	GoTo Group Inc.	5.500%	5/1/2028	3	2
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	3	3
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	5	5
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	4	4
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	5	5
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	4	4
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	5	5
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	5	5
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	8	7
	HP Inc.	4.000%	4/15/2029	5	5
	HP Inc.	2.650%	6/17/2031	5	4
	HP Inc.	5.500%	1/15/2033	5	5
	Hubbell Inc.	4.650%	6/15/2031	5	5
	Hubbell Inc.	4.900%	6/15/2033	4	4
	Hubbell Inc.	5.150%	6/15/2036	3	3
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	18	17
[4]	Ingram Micro Inc.	4.750%	5/15/2029	6	6
[4]	Insight Enterprises Inc.	6.625%	5/15/2032	2	2
	Intel Corp.	3.750%	8/5/2027	108	107
	Intel Corp.	4.000%	8/5/2029	5	5
	Intel Corp.	2.450%	11/15/2029	10	9
	Intel Corp.	5.125%	2/10/2030	23	23
	Intel Corp.	3.900%	3/25/2030	5	5
	Intel Corp.	4.650%	6/1/2031	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	2.000%	8/12/2031	5	4
	Intel Corp.	4.150%	8/5/2032	5	5
	Intel Corp.	4.000%	12/15/2032	5	5
	Intel Corp.	5.200%	2/10/2033	5	5
	Intel Corp.	5.000%	8/15/2033	2	2
	Intel Corp.	5.300%	5/15/2036	2	2
	Intel Corp.	4.800%	10/1/2041	5	4
	Intel Corp.	4.100%	5/19/2046	5	4
	Intel Corp.	3.734%	12/8/2047	5	4
	Intel Corp.	3.250%	11/15/2049	5	3
	Intel Corp.	4.750%	3/25/2050	5	4
	Intel Corp.	4.900%	8/5/2052	5	4
	Intel Corp.	5.700%	2/10/2053	5	5
	Intel Corp.	6.125%	5/15/2056	5	5
	Intel Corp.	3.100%	2/15/2060	21	12
	Intel Corp.	5.900%	2/10/2063	20	19
	Intel Corp.	6.200%	5/15/2066	5	5
	International Business Machines Corp.	6.220%	8/1/2027	55	56
	International Business Machines Corp.	5.875%	11/29/2032	5	5
	International Business Machines Corp.	4.950%	2/3/2036	100	98
	International Business Machines Corp.	5.600%	11/30/2039	5	5
	International Business Machines Corp.	2.850%	5/15/2040	8	6
	International Business Machines Corp.	4.000%	6/20/2042	5	4
	International Business Machines Corp.	4.250%	5/15/2049	5	4
	Intuit Inc.	4.950%	6/15/2031	5	5
	Intuit Inc.	5.200%	9/15/2033	5	5
	Intuit Inc.	5.500%	6/15/2036	5	5
[4]	ION Platform Finance US Inc.	5.000%	5/1/2028	2	2
[4]	ION Platform Finance US Inc.	5.750%	5/15/2028	2	2
[4]	ION Platform Finance US Inc.	9.500%	5/30/2029	3	3
[4]	ION Platform Finance US Inc.	9.000%	8/1/2029	6	5
[4]	ION Platform Finance US Inc.	7.875%	9/30/2032	5	4
	Jabil Inc.	4.200%	2/1/2029	3	3
	Jabil Inc.	4.750%	2/1/2033	2	2
[4]	KBR Inc.	4.750%	9/30/2028	2	2
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	2	2
[4]	Kioxia Holdings Corp.	6.625%	7/24/2033	5	5
	KLA Corp.	4.650%	7/15/2032	5	5
	KLA Corp.	4.700%	2/1/2034	5	5
	Kyndryl Holdings Inc.	6.350%	2/20/2034	5	5
	Lam Research Corp.	3.125%	6/15/2060	10	6
	Leidos Inc.	2.300%	2/15/2031	5	4
	Leidos Inc.	5.750%	3/15/2033	5	5
	Leidos Inc.	5.000%	3/15/2036	4	4
[4]	Lsf12 Helix Parent LLC	7.125%	2/1/2033	3	3
	Marvell Technology Inc.	5.750%	2/15/2029	5	5
[4]	McAfee Corp.	7.375%	2/15/2030	6	5
	Microchip Technology Inc.	4.900%	3/15/2028	5	5
	Micron Technology Inc.	2.703%	4/15/2032	5	4
	Microsoft Corp.	4.500%	10/1/2040	39	37
	Microsoft Corp.	4.450%	11/3/2045	5	4
	Microsoft Corp.	3.700%	8/8/2046	5	4
	Microsoft Corp.	4.250%	2/6/2047	5	4
	Microsoft Corp.	2.525%	6/1/2050	15	9
	Microsoft Corp.	2.500%	9/15/2050	5	3
	Microsoft Corp.	2.921%	3/17/2052	10	6
	Microsoft Corp.	2.675%	6/1/2060	10	5
[4]	Mobility Global Inc.	5.050%	6/15/2029	3	3
[4]	Mobility Global Inc.	5.450%	6/15/2031	2	2
[4]	Mobility Global Inc.	6.050%	6/15/2036	3	3
	Moody's Corp.	3.750%	2/25/2052	5	4
	Motorola Solutions Inc.	4.600%	5/23/2029	5	5
	Motorola Solutions Inc.	2.300%	11/15/2030	5	4
	Motorola Solutions Inc.	5.600%	6/1/2032	5	5
	MSCI Inc.	5.250%	9/1/2035	5	5
[4]	NCR Voyix Corp.	5.125%	4/15/2029	3	3
	Nordson Corp.	5.800%	9/15/2033	5	5
	NVIDIA Corp.	1.550%	6/15/2028	5	5
	NVIDIA Corp.	4.250%	6/15/2028	10	10
	NVIDIA Corp.	4.350%	6/15/2029	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NVIDIA Corp.	4.500%	6/15/2031	25	25
	NVIDIA Corp.	4.750%	6/15/2033	10	10
	NVIDIA Corp.	4.950%	6/15/2036	21	21
	NVIDIA Corp.	5.550%	6/15/2046	9	9
	NVIDIA Corp.	3.500%	4/1/2050	5	4
	NVIDIA Corp.	5.625%	6/15/2056	10	10
	NVIDIA Corp.	3.700%	4/1/2060	5	4
	NXP BV	5.550%	12/1/2028	5	5
	NXP BV	4.300%	6/18/2029	5	5
	NXP BV	3.400%	5/1/2030	5	5
	NXP BV	2.650%	2/15/2032	5	4
	NXP BV	3.250%	5/11/2041	5	4
	NXP BV	3.125%	2/15/2042	18	13
[4]	ON Semiconductor Corp.	3.875%	9/1/2028	2	2
[4]	Open Text Corp.	6.900%	12/1/2027	5	5
[4]	Open Text Corp.	3.875%	2/15/2028	3	3
[4]	Open Text Corp.	3.875%	12/1/2029	3	3
[4]	Open Text Holdings Inc.	4.125%	12/1/2031	5	4
	Oracle Corp.	3.250%	11/15/2027	5	5
	Oracle Corp.	4.550%	2/4/2029	5	5
	Oracle Corp.	2.950%	4/1/2030	105	97
	Oracle Corp.	4.450%	9/26/2030	5	5
	Oracle Corp.	4.950%	2/4/2031	13	13
	Oracle Corp.	2.875%	3/25/2031	5	4
	Oracle Corp.	4.800%	9/26/2032	5	5
	Oracle Corp.	6.250%	11/9/2032	5	5
	Oracle Corp.	5.350%	5/4/2033	6	6
	Oracle Corp.	4.300%	7/8/2034	5	4
	Oracle Corp.	4.700%	9/27/2034	5	5
	Oracle Corp.	5.500%	8/3/2035	5	5
	Oracle Corp.	5.200%	9/26/2035	24	22
	Oracle Corp.	5.700%	2/4/2036	8	8
	Oracle Corp.	3.600%	4/1/2040	5	4
	Oracle Corp.	5.375%	7/15/2040	5	4
	Oracle Corp.	3.650%	3/25/2041	10	7
	Oracle Corp.	4.125%	5/15/2045	5	3
	Oracle Corp.	5.875%	9/26/2045	35	31
	Oracle Corp.	6.550%	2/4/2046	8	8
	Oracle Corp.	4.000%	7/15/2046	5	3
	Oracle Corp.	4.000%	11/15/2047	5	3
	Oracle Corp.	3.600%	4/1/2050	5	3
	Oracle Corp.	3.950%	3/25/2051	54	35
	Oracle Corp.	6.900%	11/9/2052	5	5
	Oracle Corp.	5.550%	2/6/2053	5	4
	Oracle Corp.	5.375%	9/27/2054	5	4
	Oracle Corp.	6.000%	8/3/2055	10	8
	Oracle Corp.	5.950%	9/26/2055	5	4
	Oracle Corp.	6.700%	2/4/2056	16	15
	Oracle Corp.	3.850%	4/1/2060	8	5
	Oracle Corp.	4.100%	3/25/2061	6	4
	Oracle Corp.	6.125%	8/3/2065	10	8
	Oracle Corp.	6.100%	9/26/2065	5	4
	Oracle Corp.	6.850%	2/4/2066	17	16
[4]	OT Midco Inc.	10.000%	2/15/2030	2	1
[4]	Pagaya US Holdings Co. LLC	8.875%	8/1/2030	3	3
	Paychex Inc.	5.600%	4/15/2035	5	5
[4]	Pitney Bowes Inc.	7.250%	3/15/2029	2	2
[4]	PTC Inc.	4.000%	2/15/2028	2	2
	QUALCOMM Inc.	1.650%	5/20/2032	5	4
	QUALCOMM Inc.	5.000%	5/20/2035	5	5
	QUALCOMM Inc.	4.800%	5/20/2045	5	4
	QUALCOMM Inc.	4.300%	5/20/2047	5	4
	Quanta Services Inc.	4.750%	8/9/2027	16	16
	Quanta Services Inc.	2.350%	1/15/2032	5	4
[4]	Rackspace Finance LLC	3.500%	5/15/2028	1	1
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	4	4
	RELX Capital Inc.	5.250%	3/27/2035	5	5
[4]	RingCentral Inc.	8.500%	8/15/2030	10	10
[4]	Rocket Software Inc.	9.000%	11/28/2028	4	4
[4]	Rocket Software Inc.	6.500%	2/15/2029	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	4.900%	10/15/2034	5	5
	Roper Technologies Inc.	5.100%	9/15/2035	5	5
	S&P Global Inc.	2.950%	3/1/2029	5	5
	S&P Global Inc.	4.250%	5/1/2029	5	5
	S&P Global Inc.	3.250%	12/1/2049	19	13
	S&P Global Inc.	3.700%	3/1/2052	5	4
	S&P Global Inc.	2.300%	8/15/2060	13	6
[4]	Sabre Financial Borrower LLC	11.125%	6/15/2029	4	4
	Salesforce Inc.	4.500%	3/15/2028	10	10
	Salesforce Inc.	3.700%	4/11/2028	5	5
	Salesforce Inc.	4.650%	3/15/2029	15	15
	Salesforce Inc.	1.950%	7/15/2031	15	13
	Salesforce Inc.	4.900%	9/15/2031	15	15
	Salesforce Inc.	5.200%	3/15/2033	10	10
	Salesforce Inc.	5.550%	3/15/2036	10	10
	Salesforce Inc.	2.700%	7/15/2041	10	7
	Salesforce Inc.	6.400%	3/15/2046	5	5
	Salesforce Inc.	2.900%	7/15/2051	5	3
	Salesforce Inc.	6.550%	3/15/2056	15	15
	Salesforce Inc.	6.700%	3/15/2066	5	5
[4]	Science Applications International Corp.	5.875%	11/1/2033	2	2
[4]	Seagate Data Storage Technology Pte. Ltd.	4.125%	1/15/2031	2	2
[4]	Seagate Data Storage Technology Pte. Ltd.	8.500%	7/15/2031	3	3
[4]	Seagate Data Storage Technology Pte. Ltd.	9.625%	12/1/2032	3	3
[4]	Seagate Data Storage Technology Pte. Ltd.	5.750%	12/1/2034	1	1
[4]	Sensata Technologies BV	4.000%	4/15/2029	2	2
	ServiceNow Inc.	4.250%	5/15/2028	3	3
	ServiceNow Inc.	1.400%	9/1/2030	5	4
	ServiceNow Inc.	4.700%	8/15/2031	2	2
	ServiceNow Inc.	5.050%	5/15/2033	2	2
	ServiceNow Inc.	5.400%	5/15/2036	3	3
[1]	ServiceNow Inc.	6.300%	5/15/2056	3	3
[1]	SK hynix Inc.	5.500%	1/16/2029	25	25
	Skyworks Solutions Inc.	3.000%	6/1/2031	8	7
	Sony Group Corp.	4.657%	6/30/2031	2	2
	Sony Group Corp.	5.089%	6/30/2036	2	2
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	8	8
[4]	SS&C Technologies Inc.	6.500%	6/1/2032	3	3
[4]	Synaptics Inc.	4.000%	6/15/2029	2	2
	Synopsys Inc.	5.150%	4/1/2035	5	5
	Synopsys Inc.	5.700%	4/1/2055	5	5
	TD SYNNEX Corp.	2.375%	8/9/2028	5	5
	TD SYNNEX Corp.	4.300%	1/17/2029	5	5
	TD SYNNEX Corp.	5.300%	10/10/2035	12	12
	Texas Instruments Inc.	2.900%	11/3/2027	5	5
	Texas Instruments Inc.	4.600%	2/8/2029	5	5
	Texas Instruments Inc.	3.875%	3/15/2039	5	4
	Texas Instruments Inc.	5.000%	3/14/2053	5	5
	TSMC Arizona Corp.	4.125%	4/22/2029	5	5
	TSMC Arizona Corp.	2.500%	10/25/2031	5	4
	TSMC Arizona Corp.	4.250%	4/22/2032	2	2
	TSMC Arizona Corp.	3.125%	10/25/2041	5	4
	TSMC Arizona Corp.	4.500%	4/22/2052	5	5
[1]	TSMC Global Ltd.	1.000%	9/28/2027	5	5
[1]	TSMC Global Ltd.	1.750%	4/23/2028	30	29
[1]	TSMC Global Ltd.	2.250%	4/23/2031	3	3
[4]	TTM Technologies Inc.	4.000%	3/1/2029	3	3
	Twilio Inc.	3.875%	3/15/2031	3	3
[4]	UKG Inc.	6.875%	2/1/2031	7	7
[4]	Unisys Corp.	10.625%	1/15/2031	3	3
	Verisk Analytics Inc.	4.450%	3/15/2031	3	3
	Verisk Analytics Inc.	5.250%	6/5/2034	34	34
	Verisk Analytics Inc.	5.250%	3/15/2035	5	5
	Verisk Analytics Inc.	5.125%	3/15/2036	5	5
[4]	Viavi Solutions Inc.	3.750%	10/1/2029	2	2
[4]	Virtusa Corp.	7.125%	12/15/2028	1	1
[4]	VM Consolidated Inc.	5.500%	4/15/2029	2	2
[4]	VT Topco Inc.	8.500%	8/15/2030	2	2
	Workday Inc.	3.800%	4/1/2032	5	5
[4]	Xerox Corp.	10.250%	10/15/2030	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Xerox Corp.	13.500%	4/15/2031	2	1
	Xerox Corp.	4.800%	3/1/2035	2	1
[4]	Xerox Holdings Corp.	5.500%	8/15/2028	2	1
[4]	Zebra Technologies Corp.	6.500%	6/1/2032	2	2
[4]	ZoomInfo Technologies LLC	3.875%	2/1/2029	2	2
					2,886
Utilities (2.8%)
[1]	AEP Texas Inc.	3.450%	1/15/2050	5	3
	AEP Texas Inc.	5.250%	5/15/2052	5	5
	AEP Transmission Co. LLC	5.250%	6/1/2036	2	2
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	5	4
[1]	AEP Transmission Co. LLC	2.750%	8/15/2051	11	7
[1]	AES Andes SA	6.300%	3/15/2029	10	10
	AES Corp.	5.450%	6/1/2028	18	18
[4]	AES Corp.	3.950%	7/15/2030	9	9
	AES Corp.	2.450%	1/15/2031	8	7
	AES Corp.	5.800%	3/15/2032	5	5
	AES Corp.	5.750%	7/15/2033	5	5
	AES Corp.	7.600%	1/15/2055	2	2
	AES Corp.	6.950%	7/15/2055	3	3
	Alabama Power Co.	3.750%	9/1/2027	5	5
	Alabama Power Co.	6.000%	3/1/2039	5	5
[1]	Alabama Power Co.	3.700%	12/1/2047	5	4
[4]	Alexander Funding Trust II	7.467%	7/31/2028	5	5
[4]	Alpha Generation LLC	6.250%	1/15/2034	4	4
[4]	AltaGas Ltd.	7.200%	10/15/2054	3	3
	Ameren Corp.	1.750%	3/15/2028	5	5
	Ameren Corp.	5.000%	1/15/2029	5	5
	Ameren Corp.	5.000%	5/15/2036	5	5
	Ameren Illinois Co.	3.800%	5/15/2028	19	19
	Ameren Illinois Co.	3.700%	12/1/2047	13	10
	Ameren Illinois Co.	5.550%	7/1/2054	5	5
	American Electric Power Co. Inc.	5.750%	11/1/2027	24	24
	American Electric Power Co. Inc.	5.625%	3/1/2033	5	5
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	5	5
	American Water Capital Corp.	3.750%	9/1/2028	8	8
	American Water Capital Corp.	4.625%	6/1/2029	5	5
	American Water Capital Corp.	2.800%	5/1/2030	10	9
	American Water Capital Corp.	5.150%	3/1/2034	18	18
	American Water Capital Corp.	5.250%	3/1/2035	5	5
	American Water Capital Corp.	5.200%	4/1/2036	5	5
	American Water Capital Corp.	4.300%	9/1/2045	7	6
	American Water Capital Corp.	3.450%	5/1/2050	5	3
	American Water Capital Corp.	3.250%	6/1/2051	5	3
[4]	AmeriGas Partners LP	9.375%	6/1/2028	2	2
[4]	AmeriGas Partners LP	9.500%	6/1/2030	4	4
[4]	APA Infrastructure Ltd.	5.125%	9/16/2034	50	49
[4]	APA Infrastructure Ltd.	5.000%	3/23/2035	5	5
[1]	Appalachian Power Co.	3.700%	5/1/2050	5	4
	Arizona Public Service Co.	2.950%	9/15/2027	5	5
	Arizona Public Service Co.	5.700%	8/15/2034	5	5
	Arizona Public Service Co.	3.350%	5/15/2050	5	3
	Atmos Energy Corp.	4.750%	1/15/2032	5	5
	Atmos Energy Corp.	5.900%	11/15/2033	17	18
	Atmos Energy Corp.	4.125%	10/15/2044	10	8
	Atmos Energy Corp.	4.300%	10/1/2048	5	4
	Atmos Energy Corp.	5.750%	10/15/2052	18	18
	Atmos Energy Corp.	5.450%	1/15/2056	5	5
	Avista Corp.	4.000%	4/1/2052	20	15
[1]	Axia Energia SA	4.625%	2/4/2030	10	10
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	5	5
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	5	5
	Baltimore Gas & Electric Co.	6.050%	6/1/2056	5	5
[4]	Basin Electric Power Cooperative	4.750%	4/26/2047	5	4
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	5	5
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	8	7
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	5	4
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	5	3
	Black Hills Corp.	4.550%	1/31/2031	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Hills Corp.	3.875%	10/15/2049	5	4
[4]	Boston Gas Co.	3.150%	8/1/2027	50	49
[4]	Boston Gas Co.	5.843%	1/10/2035	5	5
[4]	Brooklyn Union Gas Co.	4.632%	8/5/2027	57	57
[4]	Brooklyn Union Gas Co.	3.865%	3/4/2029	5	5
[4]	Brooklyn Union Gas Co.	6.388%	9/15/2033	5	5
[1]	Buffalo Energy Mexico Holdings	7.875%	2/15/2039	8	8
[4]	California Buyer Ltd.	6.375%	2/15/2032	4	4
[4]	Capital Power US Holdings Inc.	5.257%	6/1/2028	5	5
[4]	Capital Power US Holdings Inc.	6.189%	6/1/2035	5	5
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	5	5
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	3	3
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	5	4
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	53	55
	CenterPoint Energy Inc.	5.950%	4/1/2056	5	5
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	13	12
[1]	Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2039	10	10
[4]	Chpe LLC	4.875%	6/30/2031	5	5
[4]	Chpe LLC	5.100%	6/30/2033	5	5
[4]	Chpe LLC	5.350%	6/30/2036	10	10
[4]	Chpe LLC	5.875%	6/29/2046	5	5
[4]	Clearway Energy Operating LLC	3.750%	2/15/2031	5	5
[4]	Clearway Energy Operating LLC	3.750%	1/15/2032	2	2
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	5	4
[4]	Cleveland Electric Illuminating Co.	3.500%	4/1/2028	7	7
	CMS Energy Corp.	3.750%	12/1/2050	5	5
[1]	Colbun SA	3.150%	1/19/2032	10	9
	Commonwealth Edison Co.	2.200%	3/1/2030	5	5
	Commonwealth Edison Co.	4.550%	6/1/2031	2	2
	Commonwealth Edison Co.	3.800%	10/1/2042	8	6
	Commonwealth Edison Co.	3.650%	6/15/2046	5	4
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	5	4
	Commonwealth Edison Co.	4.000%	3/1/2048	5	4
	Commonwealth Edison Co.	5.850%	6/1/2056	3	3
	Connecticut Light & Power Co.	4.000%	4/1/2048	5	4
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	5	5
	Consolidated Edison Co. of New York Inc.	5.150%	6/15/2036	5	5
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	5	6
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	5	4
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	5	4
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	5	5
	Consolidated Edison Co. of New York Inc.	5.875%	6/15/2056	5	5
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	10	7
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	5	3
[4]	Constellation Energy Generation LLC	4.625%	2/1/2029	4	4
	Constellation Energy Generation LLC	4.550%	6/1/2029	5	5
	Constellation Energy Generation LLC	4.400%	1/15/2031	2	2
[4]	Constellation Energy Generation LLC	5.000%	2/1/2031	3	3
[4]	Constellation Energy Generation LLC	3.750%	3/1/2031	2	2
	Constellation Energy Generation LLC	4.800%	1/15/2032	4	4
	Constellation Energy Generation LLC	5.300%	6/1/2036	5	5
	Constellation Energy Generation LLC	6.250%	10/1/2039	5	5
	Constellation Energy Generation LLC	5.600%	6/15/2042	5	5
	Constellation Energy Generation LLC	5.875%	1/15/2066	7	7
	Consumers Energy Co.	4.650%	3/1/2028	5	5
	Consumers Energy Co.	4.900%	2/15/2029	9	9
	Consumers Energy Co.	5.050%	5/15/2035	5	5
	Consumers Energy Co.	5.125%	5/1/2036	4	4
	Consumers Energy Co.	4.350%	4/15/2049	5	4
[4]	ContourGlobal Power Holdings SA	6.750%	2/28/2030	2	2
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	33	34
	Delmarva Power & Light Co.	4.150%	5/15/2045	26	21
[1]	Dominion Energy Inc.	3.375%	4/1/2030	5	5
	Dominion Energy Inc.	5.000%	6/15/2030	5	5
	Dominion Energy Inc.	5.350%	6/15/2036	2	2
[1]	Dominion Energy Inc.	3.300%	4/15/2041	6	5
[1]	Dominion Energy Inc.	4.850%	8/15/2052	5	4
[1]	Dominion Energy Inc.	6.875%	2/1/2055	5	5
	Dominion Energy Inc.	6.200%	2/15/2056	10	10
[1]	Dominion Energy Inc.	6.150%	12/15/2056	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy Inc.	6.250%	12/15/2056	3	3
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	5	5
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	18	19
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	10	9
	DPL LLC	4.350%	4/15/2029	3	3
	DTE Electric Co.	5.250%	5/15/2035	18	18
[1]	DTE Electric Co.	4.850%	3/1/2036	3	3
	DTE Electric Co.	3.700%	3/15/2045	5	4
	DTE Electric Co.	5.400%	4/1/2053	5	5
[1]	DTE Electric Co.	5.550%	3/1/2056	4	4
	DTE Energy Co.	4.950%	7/1/2027	5	5
	DTE Energy Co.	4.875%	6/1/2028	5	5
	DTE Energy Co.	5.100%	3/1/2029	5	5
[1]	DTE Energy Co.	3.400%	6/15/2029	5	5
	DTE Energy Co.	5.200%	4/1/2030	5	5
[1]	DTE Energy Co.	6.200%	7/1/2058	5	5
	Duke Energy Carolinas LLC	4.650%	6/15/2031	2	2
	Duke Energy Carolinas LLC	2.850%	3/15/2032	5	5
	Duke Energy Carolinas LLC	4.950%	1/15/2033	5	5
	Duke Energy Carolinas LLC	5.150%	6/15/2036	3	3
	Duke Energy Carolinas LLC	5.300%	2/15/2040	5	5
	Duke Energy Carolinas LLC	4.250%	12/15/2041	13	11
	Duke Energy Carolinas LLC	3.750%	6/1/2045	5	4
	Duke Energy Carolinas LLC	3.200%	8/15/2049	61	41
	Duke Energy Carolinas LLC	5.750%	6/15/2056	5	5
	Duke Energy Corp.	3.150%	8/15/2027	5	5
	Duke Energy Corp.	3.400%	6/15/2029	5	5
	Duke Energy Corp.	2.550%	6/15/2031	5	4
	Duke Energy Corp.	4.500%	8/15/2032	10	10
	Duke Energy Corp.	4.950%	9/15/2035	5	5
	Duke Energy Corp.	3.750%	9/1/2046	5	4
	Duke Energy Corp.	5.000%	8/15/2052	5	4
	Duke Energy Corp.	6.450%	9/1/2054	16	17
	Duke Energy Florida LLC	3.800%	7/15/2028	5	5
	Duke Energy Florida LLC	6.400%	6/15/2038	5	5
	Duke Energy Florida LLC	5.650%	4/1/2040	5	5
	Duke Energy Florida LLC	3.850%	11/15/2042	18	15
	Duke Energy Florida LLC	3.000%	12/15/2051	9	6
	Duke Energy Florida LLC	5.950%	11/15/2052	15	15
[1]	Duke Energy Florida Project Finance LLC	2.858%	3/1/2033	15	14
[1]	Duke Energy Indiana LLC	4.950%	3/15/2036	2	2
	Duke Energy Indiana LLC	6.450%	4/1/2039	5	5
	Duke Energy Ohio Inc.	4.300%	2/1/2049	5	4
	Duke Energy Progress LLC	6.300%	4/1/2038	8	9
	Duke Energy Progress LLC	4.150%	12/1/2044	4	3
	Duke Energy Progress LLC	4.200%	8/15/2045	5	4
	Duke Energy Progress LLC	4.000%	4/1/2052	5	4
	Duke Energy Progress LLC	5.550%	3/15/2055	54	52
[4]	Duquesne Light Holdings Inc.	3.616%	8/1/2027	5	5
[4]	East Ohio Gas Co.	2.000%	6/15/2030	5	4
[4]	East Ohio Gas Co.	3.000%	6/15/2050	5	3
	Edison International	5.450%	6/15/2029	5	5
	Edison International	4.800%	3/15/2031	5	5
	Edison International	7.875%	6/15/2054	3	3
[1]	Emera US Finance LLC	6.850%	10/1/2056	3	3
	Emera US Finance LP	4.750%	6/15/2046	5	4
[4]	ENEL Finance International NV	5.500%	6/26/2034	25	25
[4]	Engie SA	5.625%	4/10/2034	8	8
	Entergy Arkansas LLC	5.150%	1/15/2033	5	5
	Entergy Arkansas LLC	5.450%	6/1/2034	5	5
	Entergy Arkansas LLC	4.950%	1/15/2036	2	2
	Entergy Arkansas LLC	5.750%	1/15/2056	2	2
	Entergy Corp.	2.800%	6/15/2030	5	5
	Entergy Corp.	2.400%	6/15/2031	5	4
	Entergy Corp.	3.750%	6/15/2050	5	4
	Entergy Louisiana LLC	3.050%	6/1/2031	5	5
	Entergy Louisiana LLC	4.000%	3/15/2033	5	5
	Entergy Louisiana LLC	5.350%	3/15/2034	5	5
	Entergy Louisiana LLC	4.900%	4/15/2036	3	3
	Entergy Louisiana LLC	4.200%	9/1/2048	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	5.650%	4/15/2056	5	5
	Entergy Mississippi LLC	2.850%	6/1/2028	5	5
	Entergy Mississippi LLC	5.000%	9/1/2033	5	5
	Entergy Mississippi LLC	5.050%	4/15/2036	2	2
	Entergy Mississippi LLC	3.850%	6/1/2049	5	4
	Entergy Texas Inc.	5.200%	6/15/2036	5	5
	Entergy Texas Inc.	3.550%	9/30/2049	5	4
	Entergy Texas Inc.	5.000%	9/15/2052	13	12
	Essential Utilities Inc.	4.800%	8/15/2027	26	26
	Essential Utilities Inc.	3.566%	5/1/2029	6	6
	Essential Utilities Inc.	5.375%	1/15/2034	13	13
	Essential Utilities Inc.	5.300%	5/1/2052	3	3
	EUSHI Finance Inc.	7.625%	12/15/2054	3	3
	EUSHI Finance Inc.	6.250%	4/1/2056	2	2
	Evergy Inc.	4.250%	3/15/2029	3	3
[3]	Evergy Kansas Central Inc.	5.300%	7/1/2036	2	2
	Evergy Kansas Central Inc.	4.125%	3/1/2042	5	4
	Evergy Metro Inc.	5.300%	10/1/2041	5	5
[4]	Evergy Missouri West Inc.	5.150%	12/15/2027	5	5
	Eversource Energy	5.125%	5/15/2033	5	5
	Eversource Energy	5.950%	7/15/2034	5	5
[1]	Eversource Energy	6.100%	8/15/2056	3	3
	Exelon Corp.	5.125%	3/15/2031	5	5
	Exelon Corp.	5.300%	3/15/2033	5	5
	Exelon Corp.	4.950%	3/15/2036	4	4
	Exelon Corp.	5.600%	3/15/2053	5	5
	Exelon Corp.	5.875%	3/15/2055	12	12
[4]	Ferrellgas LP	5.875%	4/1/2029	2	2
[4]	Ferrellgas LP	9.250%	1/15/2031	3	3
[1]	FirstEnergy Corp.	3.400%	3/1/2050	5	3
[4]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	5	5
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	10	10
	FirstEnergy Transmission LLC	4.550%	1/15/2030	5	5
	Florida Power & Light Co.	4.625%	5/15/2030	5	5
	Florida Power & Light Co.	2.450%	2/3/2032	5	4
	Florida Power & Light Co.	5.300%	6/15/2034	5	5
	Florida Power & Light Co.	4.700%	2/15/2036	8	8
	Florida Power & Light Co.	5.125%	6/1/2036	2	2
	Florida Power & Light Co.	5.690%	3/1/2040	5	5
	Florida Power & Light Co.	3.700%	12/1/2047	7	5
	Florida Power & Light Co.	3.150%	10/1/2049	5	3
	Florida Power & Light Co.	2.875%	12/4/2051	5	3
	Florida Power & Light Co.	5.700%	3/15/2055	5	5
	Florida Power & Light Co.	5.750%	6/1/2056	2	2
	Florida Power & Light Co.	5.900%	6/1/2066	2	2
	Georgia Power Co.	4.600%	6/15/2029	3	3
[1]	Georgia Power Co.	3.250%	3/15/2051	5	3
	Georgia Power Co.	5.125%	5/15/2052	5	5
[1]	Greenko Power II Ltd.	4.300%	12/13/2028	43	41
[4]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	2	2
	Hydro One Inc.	4.750%	5/30/2031	2	2
	Iberdrola International BV	6.750%	7/15/2036	5	6
	Idaho Power Co.	4.850%	3/1/2036	3	3
[1]	Idaho Power Co.	4.200%	3/1/2048	5	4
	Indiana Michigan Power Co.	4.250%	8/15/2048	5	4
[4]	Indianapolis Power & Light Co.	5.650%	12/1/2032	5	5
[1]	Infraestructura Energetica Nova SAPI de CV	4.750%	1/15/2051	15	11
	Interstate Power & Light Co.	4.100%	9/26/2028	5	5
	Interstate Power & Light Co.	3.600%	4/1/2029	5	5
	Interstate Power & Light Co.	2.300%	6/1/2030	5	5
	IPALCO Enterprises Inc.	4.250%	5/1/2030	5	5
[4]	ITC Holdings Corp.	5.650%	5/9/2034	5	5
[4]	Jersey Central Power & Light Co.	4.600%	1/15/2030	3	3
	Jersey Central Power & Light Co.	4.400%	1/15/2031	5	5
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	4	4
[1]	Kallpa Generacion SA	5.500%	9/11/2035	15	15
	Kentucky Utilities Co.	4.375%	10/1/2045	5	4
	Kentucky Utilities Co.	3.300%	6/1/2050	5	3
[4]	KeySpan Gas East Corp.	5.994%	3/6/2033	5	5
[4]	Leeward Renewable Energy Operations LLC	4.250%	7/1/2029	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Liberty Utilities Co.	5.577%	1/31/2029	5	5
[4]	Liberty Utilities Co.	5.100%	5/15/2031	5	5
[4]	Liberty Utilities Co.	5.650%	5/15/2036	5	5
[4]	Long Ridge Energy LLC	8.750%	2/15/2032	3	3
[1]	Louisville Gas & Electric Co.	5.450%	4/15/2033	5	5
[4]	Massachusetts Electric Co.	5.900%	11/15/2039	5	5
[4]	Massachusetts Electric Co.	4.004%	8/15/2046	7	5
	MidAmerican Energy Co.	3.650%	4/15/2029	5	5
	MidAmerican Energy Co.	2.700%	8/1/2052	10	6
	MidAmerican Energy Co.	5.850%	9/15/2054	5	5
	Mississippi Power Co.	3.950%	3/30/2028	5	5
[4]	Monongahela Power Co.	4.450%	8/15/2029	3	3
[4]	Narragansett Electric Co.	3.395%	4/9/2030	5	5
	National Fuel Gas Co.	4.750%	5/15/2029	3	3
	National Fuel Gas Co.	2.950%	3/1/2031	5	5
	National Fuel Gas Co.	5.050%	10/15/2031	4	4
	National Fuel Gas Co.	5.500%	5/15/2036	2	2
	National Grid plc	5.418%	1/11/2034	5	5
	National Grid plc	5.405%	6/9/2036	5	5
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	5	5
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	4	4
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	3	3
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	5	5
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	50	43
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	5	4
[1]	Nevada Power Co.	3.700%	5/1/2029	5	5
[1]	Nevada Power Co.	6.750%	7/1/2037	12	13
[4]	New York State Electric & Gas Corp.	5.850%	8/15/2033	5	5
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	55	55
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	5	5
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	5	5
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	5	5
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	5	5
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	5	5
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	96	100
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	5	5
[1]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	5	5
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	5	5
[1]	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	2	2
[1]	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	5	5
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	5	5
[4]	Niagara Mohawk Power Corp.	5.664%	1/17/2054	5	5
[4]	Niagara Mohawk Power Corp.	5.996%	7/3/2055	5	5
	NiSource Inc.	5.250%	3/30/2028	10	10
	NiSource Inc.	2.950%	9/1/2029	5	5
	NiSource Inc.	4.750%	5/18/2031	2	2
	NiSource Inc.	5.300%	5/18/2036	7	7
	NiSource Inc.	4.375%	5/15/2047	5	4
	NiSource Inc.	6.950%	11/30/2054	7	7
	NiSource Inc.	5.850%	4/1/2055	5	5
	NiSource Inc.	5.750%	7/15/2056	8	8
	Northern States Power Co.	4.850%	5/15/2036	3	3
	Northern States Power Co.	5.100%	5/15/2053	5	5
	Northern States Power Co.	5.400%	3/15/2054	5	5
[4]	NRG Energy Inc.	5.250%	6/15/2029	3	3
[4]	NRG Energy Inc.	5.750%	7/15/2029	3	3
[4]	NRG Energy Inc.	3.625%	2/15/2031	11	10
[4]	NRG Energy Inc.	3.875%	2/15/2032	4	4
[4]	NRG Energy Inc.	7.000%	3/15/2033	5	5
[4]	NRG Energy Inc.	5.750%	1/15/2034	4	4
[4]	NRG Energy Inc.	5.875%	5/15/2034	4	4
[4]	NRG Energy Inc.	6.000%	1/15/2036	9	9
[4]	NRG Energy Inc.	6.125%	5/15/2036	3	3
	NSTAR Electric Co.	4.650%	5/15/2031	3	3
	NSTAR Electric Co.	5.200%	5/15/2036	2	2
	NSTAR Electric Co.	4.550%	6/1/2052	5	4
	Oglethorpe Power Corp.	4.500%	4/1/2047	5	4
	Oglethorpe Power Corp.	6.200%	12/1/2053	62	64
	Ohio Power Co.	4.000%	6/1/2049	5	4
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	5	5
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	5	5
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	100	76
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	5	3
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	5	4
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	5	5
[4]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	4	4
	ONE Gas Inc.	4.500%	11/1/2048	5	4
	Pacific Gas & Electric Co.	2.100%	8/1/2027	5	5
	Pacific Gas & Electric Co.	3.000%	6/15/2028	5	5
	Pacific Gas & Electric Co.	3.750%	7/1/2028	5	5
	Pacific Gas & Electric Co.	6.100%	1/15/2029	5	5
	Pacific Gas & Electric Co.	4.200%	3/1/2029	5	5
	Pacific Gas & Electric Co.	4.550%	7/1/2030	5	5
	Pacific Gas & Electric Co.	2.500%	2/1/2031	5	4
	Pacific Gas & Electric Co.	3.250%	6/1/2031	5	5
	Pacific Gas & Electric Co.	5.050%	11/15/2031	4	4
	Pacific Gas & Electric Co.	5.800%	5/15/2034	5	5
	Pacific Gas & Electric Co.	5.700%	3/1/2035	5	5
	Pacific Gas & Electric Co.	5.200%	5/1/2036	2	2
	Pacific Gas & Electric Co.	5.600%	8/15/2036	14	14
	Pacific Gas & Electric Co.	4.500%	7/1/2040	5	4
	Pacific Gas & Electric Co.	3.300%	8/1/2040	5	4
	Pacific Gas & Electric Co.	4.950%	7/1/2050	5	4
	Pacific Gas & Electric Co.	3.500%	8/1/2050	5	3
	Pacific Gas & Electric Co.	6.750%	1/15/2053	5	5
	Pacific Gas & Electric Co.	6.000%	5/1/2056	4	4
	Pacific Gas & Electric Co.	6.300%	8/15/2056	20	20
	PacifiCorp	5.450%	2/15/2034	5	5
	PacifiCorp	6.250%	10/15/2037	5	5
	PacifiCorp	2.900%	6/15/2052	5	3
	PacifiCorp	5.800%	1/15/2055	5	5
	PacifiCorp	7.375%	9/15/2055	6	6
[4]	Pattern Energy Operations LP	4.500%	8/15/2028	2	2
	PECO Energy Co.	5.650%	9/15/2055	5	5
	PG&E Corp.	5.000%	7/1/2028	11	11
	PG&E Corp.	5.250%	7/1/2030	4	4
	PG&E Corp.	7.375%	3/15/2055	4	4
	PG&E Corp.	6.850%	9/15/2056	3	3
[1]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	30	30
[1]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	20	19
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	5	5
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	5	4
	Pinnacle West Capital Corp.	4.650%	6/1/2029	5	5
	Potomac Electric Power Co.	4.150%	3/15/2043	24	20
	PPL Capital Funding Inc.	4.125%	4/15/2030	5	5
	PPL Electric Utilities Corp.	3.950%	6/1/2047	10	8
	PPL Electric Utilities Corp.	3.000%	10/1/2049	9	6
	PPL Electric Utilities Corp.	5.750%	5/15/2056	5	5
	Progress Energy Inc.	7.750%	3/1/2031	5	6
[1]	Promigas SA ESP	3.750%	10/16/2029	2	2
[4]	PSEG Power LLC	5.200%	5/15/2030	5	5
	Public Service Co. of Colorado	4.150%	3/13/2029	4	4
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	41	36
	Public Service Co. of Colorado	1.875%	6/15/2031	5	4
	Public Service Co. of Colorado	5.350%	5/15/2034	5	5
	Public Service Co. of Colorado	5.150%	9/15/2035	5	5
[1]	Public Service Co. of Colorado	6.250%	9/1/2037	5	5
	Public Service Co. of Colorado	3.600%	9/15/2042	17	13
	Public Service Co. of New Hampshire	5.350%	10/1/2033	5	5
	Public Service Co. of Oklahoma	5.200%	1/15/2035	5	5
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	5	5
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	5	5
[1]	Public Service Electric & Gas Co.	4.200%	1/1/2031	3	3
[1]	Public Service Electric & Gas Co.	1.900%	8/15/2031	5	4
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	5	4
[1]	Public Service Electric & Gas Co.	2.700%	5/1/2050	5	3
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2055	5	5
[1]	Public Service Electric & Gas Co.	5.625%	1/1/2056	4	4
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	4.800%	6/15/2031	4	4
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	5	4
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	50	50
	Puget Energy Inc.	4.100%	6/15/2030	5	5
	Puget Energy Inc.	7.250%	9/15/2056	2	2
	Puget Sound Energy Inc.	5.598%	9/15/2055	5	5
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	5	5
	San Diego Gas & Electric Co.	5.350%	4/1/2053	5	5
[1]	San Diego Gas & Electric Co.	5.950%	3/15/2056	5	5
	SCE Recovery Funding LLC	5.341%	3/15/2045	5	5
	Sempra	3.400%	2/1/2028	5	5
	Sempra	5.250%	3/15/2036	6	6
	Sempra	4.000%	2/1/2048	5	4
	Sempra	6.875%	10/1/2054	5	5
	Sempra	6.375%	4/1/2056	5	5
	Sierra Pacific Power Co.	6.200%	12/15/2055	10	10
	Sierra Pacific Power Co.	6.375%	9/15/2056	5	5
	Southern California Edison Co.	5.850%	11/1/2027	10	10
	Southern California Edison Co.	4.950%	9/15/2031	3	3
	Southern California Edison Co.	4.800%	3/15/2033	10	10
[1]	Southern California Edison Co.	5.950%	2/1/2038	5	5
[1]	Southern California Edison Co.	3.600%	2/1/2045	15	11
	Southern California Edison Co.	4.000%	4/1/2047	5	4
[1]	Southern California Edison Co.	4.125%	3/1/2048	5	4
	Southern California Edison Co.	3.650%	2/1/2050	5	3
	Southern California Edison Co.	5.875%	12/1/2053	5	5
[1]	Southern California Gas Co.	2.550%	2/1/2030	11	10
	Southern California Gas Co.	6.000%	6/15/2055	5	5
	Southern Co.	5.700%	3/15/2034	5	5
	Southern Co.	4.850%	3/15/2035	5	5
	Southern Co.	4.250%	7/1/2036	12	11
[1]	Southern Co.	6.375%	3/15/2055	5	5
	Southern Co.	6.000%	4/1/2058	5	5
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	8	8
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	10	10
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	5	5
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	2	2
[1]	Southern Power Co.	4.250%	10/1/2030	5	5
	Southern Power Co.	4.800%	6/15/2031	7	7
[1]	Southern Power Co.	4.900%	10/1/2035	5	5
	Southwest Gas Corp.	4.050%	3/15/2032	13	12
	Southwestern Electric Power Co.	5.200%	4/1/2036	8	8
[1]	Southwestern Electric Power Co.	3.850%	2/1/2048	5	4
	Southwestern Electric Power Co.	3.250%	11/1/2051	14	9
	Southwestern Public Service Co.	5.300%	8/15/2036	2	2
	Southwestern Public Service Co.	3.700%	8/15/2047	5	4
	Southwestern Public Service Co.	5.875%	8/15/2056	2	2
[4]	Suburban Propane Partners LP	5.000%	6/1/2031	2	2
[4]	Suburban Propane Partners LP	6.500%	12/15/2035	3	3
[4]	Superior Plus LP	4.500%	3/15/2029	2	2
[4]	Talen Energy Supply LLC	6.250%	2/1/2034	8	8
[4]	Talen Energy Supply LLC	6.500%	2/1/2036	2	2
	Tampa Electric Co.	5.150%	3/1/2035	5	5
[4]	TerraForm Power Operating LLC	5.000%	1/31/2028	5	5
[4]	TerraForm Power Operating LLC	4.750%	1/15/2030	2	2
[4]	Topaz Solar Farms LLC	5.750%	9/30/2039	8	8
	TransAlta Corp.	6.500%	3/15/2040	2	2
	Tucson Electric Power Co.	3.250%	5/15/2032	5	5
[4]	TXNM Energy Inc.	7.000%	7/31/2056	3	3
	Union Electric Co.	3.500%	3/15/2029	10	10
	Union Electric Co.	5.250%	4/15/2035	5	5
	Union Electric Co.	4.800%	3/15/2036	2	2
	Union Electric Co.	3.250%	10/1/2049	15	10
	Union Electric Co.	3.900%	4/1/2052	5	4
	Union Electric Co.	5.250%	1/15/2054	10	9
	Union Electric Co.	5.550%	3/15/2056	4	4
	Union Electric Co.	5.750%	9/15/2056	3	3
	United Utilities plc	6.875%	8/15/2028	5	5
	Virginia Electric & Power Co.	4.950%	3/15/2036	5	5
	Virginia Electric & Power Co.	8.875%	11/15/2038	5	7

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	4.600%	12/1/2048	5	4
	Virginia Electric & Power Co.	5.450%	4/1/2053	5	5
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	5	5
	Virginia Electric & Power Co.	5.700%	3/15/2056	5	5
[4]	Vistra Operations Co. LLC	4.375%	5/1/2029	2	2
[4]	Vistra Operations Co. LLC	5.000%	4/30/2031	5	5
[4]	Vistra Operations Co. LLC	7.750%	10/15/2031	16	17
[4]	Vistra Operations Co. LLC	6.875%	4/15/2032	2	2
[4]	Vistra Operations Co. LLC	5.250%	4/30/2033	5	5
[4]	Vistra Operations Co. LLC	5.700%	12/30/2034	5	5
[4]	Vistra Operations Co. LLC	5.350%	1/31/2036	6	6
[4]	Vistra Operations Co. LLC	5.550%	4/30/2036	10	10
[4]	VoltaGrid LLC	7.375%	11/1/2030	7	7
	WEC Energy Group Inc.	4.750%	1/15/2028	5	5
	Wisconsin Electric Power Co.	4.650%	6/15/2031	5	5
	Wisconsin Electric Power Co.	5.625%	5/15/2033	5	5
	Wisconsin Electric Power Co.	5.100%	6/15/2036	5	5
	Wisconsin Electric Power Co.	5.650%	3/15/2056	3	3
	Wisconsin Power & Light Co.	3.950%	9/1/2032	5	5
	Wisconsin Power & Light Co.	5.375%	3/30/2034	5	5
	Wisconsin Power & Light Co.	3.650%	4/1/2050	5	4
	Wisconsin Public Service Corp.	4.550%	12/1/2029	5	5
	Wisconsin Public Service Corp.	4.250%	1/15/2031	1	1
	Xcel Energy Inc.	3.400%	6/1/2030	5	5
	Xcel Energy Inc.	4.600%	6/1/2032	5	5
	Xcel Energy Inc.	5.500%	3/15/2034	5	5
	Xcel Energy Inc.	5.750%	12/3/2056	2	2
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	7	7
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	3	3
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	2	2
[4]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	2	2
[4]	XPLR Infrastructure Operating Partners LP	7.750%	4/15/2034	3	3
					3,558
Total Corporate Bonds (Cost $40,543)					40,008
Sovereign Bonds (7.3%)
[1,4]	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/2036	25	28
	African Development Bank	3.875%	6/12/2028	50	50
	African Development Bank	3.625%	3/3/2031	4	4
[1,4]	Airport Authority Hong Kong	4.750%	7/15/2028	10	10
[1,4]	Airport Authority Hong Kong	4.875%	7/15/2030	10	10
[1,4]	Airport Authority Hong Kong	5.125%	1/15/2035	8	8
[1,4]	Airport Authority Hong Kong	3.500%	1/12/2062	8	6
[1]	Arab Republic of Egypt	6.875%	4/30/2040	100	94
[1]	Argentine Republic	1.000%	7/9/2029	62	56
	Argentine Republic	1.000%	7/9/2029	21	13
[1]	Argentine Republic	0.750%	7/9/2030	22	19
	Argentine Republic	0.750%	7/9/2030	29	18
[1]	Argentine Republic	4.125%	7/9/2035	172	138
[1]	Argentine Republic	5.000%	1/9/2038	25	21
[1]	Argentine Republic	3.500%	7/9/2041	33	25
[1]	Argentine Republic	4.125%	7/9/2046	6	5
[1]	Asian Development Bank	3.125%	8/20/2027	50	49
[1]	Asian Development Bank	4.375%	1/14/2028	50	50
[1]	Asian Development Bank	3.750%	4/25/2028	50	50
[1]	Asian Development Bank	4.500%	8/25/2028	25	25
[1]	Asian Development Bank	4.125%	5/30/2030	50	50
	Asian Development Bank	4.375%	3/22/2035	25	25
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	50	49
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	7	7
[1,4]	Bank of England Euro Note	3.500%	2/18/2029	200	197
[1]	Bermuda	4.750%	2/15/2029	10	10
[1,4]	BNG Bank NV	4.750%	2/1/2030	200	203
[1]	Bolivia Government Bond	7.500%	3/2/2030	11	11
	Canadian Government Bond	4.000%	3/18/2030	50	50
[1,7]	Chile Electricity Lux MPC Sarl	6.010%	1/20/2033	17	18
[1,4]	Ciudad Autonoma De Buenos Aires	7.050%	5/13/2036	15	15
[1]	Comision Federal de Electricidad	4.688%	5/15/2029	5	5
[1]	Comision Federal de Electricidad	3.348%	2/9/2031	6	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Comision Federal de Electricidad	3.875%	7/26/2033	22	19
[1]	Comision Federal de Electricidad	5.750%	2/14/2042	2	2
[1]	Comision Federal de Electricidad	6.125%	6/16/2045	2	2
[1]	Comision Federal de Electricidad	4.677%	2/9/2051	2	1
[1]	Comision Federal de Electricidad	6.264%	2/15/2052	11	10
[1]	Commonwealth of the Bahamas	8.950%	10/15/2032	5	6
	Corp. Andina de Fomento	4.625%	1/15/2036	64	63
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	10	10
[1]	Corp. Nacional del Cobre de Chile	3.150%	1/14/2030	20	19
[1]	Corp. Nacional del Cobre de Chile	3.750%	1/15/2031	14	13
[1]	Corp. Nacional del Cobre de Chile	5.125%	2/2/2033	30	30
[1,4]	Corp. Nacional del Cobre de Chile	6.150%	10/24/2036	20	21
[1]	Corp. Nacional del Cobre de Chile	3.150%	1/15/2051	19	12
[1,4]	Corp. Nacional del Cobre de Chile	6.300%	9/8/2053	10	10
	Council of Europe Development Bank	3.750%	1/14/2031	12	12
[1]	Dominican Republic	6.000%	7/19/2028	18	18
[1]	Dominican Republic	4.875%	9/23/2032	17	16
[1]	Dominican Republic	6.000%	2/22/2033	10	10
[1]	Dominican Republic	6.950%	3/15/2037	10	11
[1]	Dominican Republic	6.850%	1/27/2045	5	5
[1]	Dominican Republic	5.875%	1/30/2060	10	9
[1,4]	DRC International Bond	9.500%	4/16/2037	45	47
	Ecopetrol SA	8.625%	1/19/2029	2	2
	Ecopetrol SA	6.875%	4/29/2030	6	6
	Ecopetrol SA	4.625%	11/2/2031	4	4
	Ecopetrol SA	7.750%	2/1/2032	51	53
	Ecopetrol SA	8.875%	1/13/2033	7	8
	Ecopetrol SA	8.375%	1/19/2036	6	6
	Ecopetrol SA	7.375%	9/18/2043	3	3
	Ecopetrol SA	5.875%	5/28/2045	6	5
	Ecopetrol SA	5.875%	11/2/2051	11	9
[1,4]	Electricite de France SA	6.950%	1/26/2039	50	55
[1]	Emirate of Abu Dhabi United Arab Emirates	1.625%	6/2/2028	275	260
[1,4]	Emirate of Abu Dhabi United Arab Emirates	4.250%	3/5/2036	40	38
[1]	Empresa de Transmision Electrica SA	5.125%	5/2/2049	25	20
[1]	Empresas Publicas de Medellin ESP	4.250%	7/18/2029	2	2
	Equinor ASA	3.125%	4/6/2030	50	48
	Equinor ASA	4.750%	11/14/2035	25	24
	European Investment Bank	3.875%	3/15/2028	50	50
	European Investment Bank	4.000%	2/15/2029	50	50
	European Investment Bank	1.750%	3/15/2029	50	47
	European Investment Bank	3.750%	5/15/2029	14	14
	European Investment Bank	4.500%	3/14/2030	50	51
	European Investment Bank	3.625%	7/15/2030	50	49
	European Investment Bank	4.250%	8/16/2032	50	50
	European Investment Bank	4.375%	8/16/2033	15	15
	European Investment Bank	4.250%	2/8/2036	13	13
[8]	Export Development Canada	4.125%	2/13/2029	50	50
[1]	Export-Import Bank of India	3.250%	1/15/2030	55	52
[1]	Export-Import Bank of India	2.250%	1/13/2031	5	4
[9]	Export-Import Bank of Korea, SOFR + 0.820%	4.447%	9/11/2029	35	35
	Export-Import Bank of Korea	1.375%	2/9/2031	45	39
	Export-Import Bank of Korea	5.125%	1/11/2033	60	62
	Export-Import Bank of Korea	5.125%	9/18/2033	10	10
[1,4]	Federal Republic of Nigeria	8.631%	1/13/2036	25	27
[1,4]	Federal Republic of Nigeria	9.130%	1/13/2046	10	11
[1]	Federative Republic of Brazil	4.500%	5/30/2029	43	43
	Federative Republic of Brazil	3.875%	6/12/2030	20	19
	Federative Republic of Brazil	6.250%	3/18/2031	10	10
	Federative Republic of Brazil	6.125%	1/22/2032	12	12
	Federative Republic of Brazil	8.250%	1/20/2034	10	11
	Federative Republic of Brazil	6.625%	3/15/2035	15	15
	Federative Republic of Brazil	5.000%	1/27/2045	10	8
	Federative Republic of Brazil	7.125%	5/13/2054	2	2
	Federative Republic of Brazil	7.250%	1/12/2056	40	40
[1]	Grupo Energia Bogota SA ESP	4.875%	5/15/2030	5	5
[1,4]	Hong Kong Government International Bond	4.500%	1/11/2028	12	12
[1,4]	Hong Kong Government International Bond	4.125%	6/10/2030	10	10
[1,4]	Hong Kong Government International Bond	2.375%	2/2/2051	15	10
	Inter-American Development Bank	2.250%	6/18/2029	50	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	4.500%	2/15/2030	50	50
[1]	Inter-American Development Bank	1.125%	1/13/2031	50	44
	Inter-American Development Bank	4.125%	1/23/2036	12	12
[1]	Inter-American Investment Corp.	4.375%	5/28/2031	6	6
	International Bank for Reconstruction & Development	0.750%	11/24/2027	30	29
[1]	International Bank for Reconstruction & Development	1.375%	4/20/2028	30	29
	International Bank for Reconstruction & Development	3.500%	7/12/2028	50	49
	International Bank for Reconstruction & Development	4.125%	3/20/2030	50	50
	International Bank for Reconstruction & Development	3.500%	10/28/2030	50	49
[1]	International Bank for Reconstruction & Development	4.625%	1/15/2032	30	31
	International Bank for Reconstruction & Development	4.750%	11/14/2033	50	51
	International Bank for Reconstruction & Development	4.375%	8/27/2035	50	50
	International Bank for Reconstruction & Development	4.500%	5/20/2036	20	20
[1,4]	International Development Association	4.375%	6/11/2029	50	50
[1,4]	International Development Association	3.875%	9/17/2032	50	49
[1]	International Finance Corp.	4.500%	1/21/2028	50	50
	Jamaica Government Bond	6.750%	4/28/2028	7	7
	Jamaica Government Bond	8.000%	3/15/2039	8	10
[10]	Japan Bank for International Cooperation	1.250%	1/21/2031	200	174
[11]	KFW	4.000%	3/15/2029	50	50
[11]	KFW	3.500%	5/15/2029	51	50
[11]	KFW	3.750%	3/14/2031	40	39
[11]	KFW	4.375%	2/28/2034	50	50
[1,4]	Kingdom of Bahrain	7.125%	6/10/2036	50	49
[1]	Kingdom of Saudi Arabia	4.375%	4/16/2029	270	267
[1,4]	Kingdom of Saudi Arabia	4.375%	1/12/2031	45	44
[1,4]	Kingdom of Saudi Arabia	5.875%	1/12/2056	20	19
	Korea Development Bank	5.625%	10/23/2033	65	69
[1]	Korea Gas Corp.	3.125%	7/20/2027	8	8
[1]	Korea Housing Finance Corp.	4.625%	2/24/2033	20	20
[1]	Korea National Oil Corp.	1.625%	10/5/2030	17	15
[1]	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.375%	10/12/2028	50	47
[1,11]	Landwirtschaftliche Rentenbank	1.000%	2/25/2028	50	48
[1,11]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	50	50
[1,5]	Lebanon Government Bond	6.750%	11/29/2027	2	—
[1,5]	Lebanon Government Bond	6.650%	11/3/2028	2	—
[1,5]	Lebanon Government Bond	6.850%	5/25/2029	2	1
[1,5]	Lebanon Government Bond	6.650%	2/26/2030	2	—
[1,5]	Lebanon Government Bond	7.050%	11/2/2035	1	—
[1,5]	Lebanon Government Bond	7.250%	3/23/2037	1	—
[1]	MTR Corp. Ltd.	1.625%	8/19/2030	200	181
[1]	New Development Bank	4.375%	3/31/2028	200	200
[1,12]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	50	50
[12]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	20	20
[1]	Oriental Republic of Uruguay	4.375%	10/27/2027	17	17
[1]	Oriental Republic of Uruguay	4.375%	1/23/2031	22	22
[1]	Oriental Republic of Uruguay	5.750%	10/28/2034	10	10
[1]	Oriental Republic of Uruguay	4.125%	11/20/2045	3	3
[1]	Oriental Republic of Uruguay	5.100%	6/18/2050	15	14
[1]	Oriental Republic of Uruguay	5.250%	9/10/2060	20	19
[1,4]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	16	16
[1]	Paraguay Government Bond	6.000%	2/9/2036	9	9
[1]	People's Republic of China	4.250%	11/20/2029	20	20
[1]	Pertamina Persero PT	3.100%	8/27/2030	10	9
[1]	Pertamina Persero PT	2.300%	2/9/2031	20	18
[1]	Pertamina Persero PT	6.000%	5/3/2042	10	10
[1]	Pertamina Persero PT	4.150%	2/25/2060	3	2
[1]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	26	26
[1]	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/2051	6	4
[1]	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/2054	200	192
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.375%	1/25/2029	10	10
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/2030	20	18
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	10/24/2042	5	4
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	6.250%	1/25/2049	20	19
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875%	7/17/2049	5	4
[1]	Petroleos del Peru SA	4.750%	6/19/2032	5	4
[1]	Petroleos del Peru SA	5.625%	6/19/2047	8	6
	Petroleos Mexicanos	6.500%	3/13/2027	20	20
	Petroleos Mexicanos	5.350%	2/12/2028	15	15
	Petroleos Mexicanos	6.500%	1/23/2029	46	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petroleos Mexicanos	5.950%	1/28/2031	10	10
	Petroleos Mexicanos	6.700%	2/16/2032	18	18
	Petroleos Mexicanos	10.000%	2/7/2033	18	21
	Petroleos Mexicanos	6.500%	6/2/2041	10	9
	Petroleos Mexicanos	5.500%	6/27/2044	4	3
	Petroleos Mexicanos	6.375%	1/23/2045	10	9
	Petroleos Mexicanos	6.750%	9/21/2047	12	10
	Petroleos Mexicanos	7.690%	1/23/2050	30	28
	Petroleos Mexicanos	6.950%	1/28/2060	13	11
[1]	Power Finance Corp. Ltd.	6.150%	12/6/2028	5	5
[1]	Power Finance Corp. Ltd.	3.950%	4/23/2030	5	5
	Province of Alberta	1.300%	7/22/2030	50	44
	Province of British Columbia	3.900%	8/27/2030	50	49
	Province of Manitoba	4.900%	5/31/2034	50	51
	Province of Ontario	3.800%	1/29/2029	46	45
	Province of Ontario	4.050%	4/16/2031	6	6
	Province of Ontario	4.450%	11/20/2035	50	49
	Province of Quebec	3.625%	4/13/2028	50	49
[1]	Province of Quebec	3.875%	1/14/2031	20	20
[1]	Provincia de Buenos Aires	5.875%	9/1/2037	3	2
[1]	Provincia de Buenos Aires	6.625%	9/1/2037	17	14
[1]	Provincia de Cordoba	8.600%	2/3/2035	10	10
[1,4]	Provincia del Chubut Argentina	9.450%	4/29/2036	2	2
[1]	Republic of Bulgaria	5.000%	3/5/2037	4	4
[1]	Republic of Chile	3.240%	2/6/2028	73	72
[1]	Republic of Chile	3.500%	1/31/2034	20	18
	Republic of Chile	3.625%	10/30/2042	15	12
[1]	Republic of Chile	5.330%	1/5/2054	20	19
[1]	Republic of Chile	3.100%	1/22/2061	38	24
[1]	Republic of Colombia	3.875%	4/25/2027	17	17
[1]	Republic of Colombia	3.000%	1/30/2030	8	7
[1]	Republic of Colombia	3.125%	4/15/2031	68	60
[1]	Republic of Colombia	6.500%	1/21/2033	10	10
[1]	Republic of Colombia	7.500%	2/2/2034	10	11
[1]	Republic of Colombia	7.750%	11/7/2036	8	9
[1]	Republic of Colombia	8.750%	11/14/2053	8	9
	Republic of Costa Rica	6.125%	2/19/2031	2	2
	Republic of Costa Rica	6.550%	4/3/2034	3	3
	Republic of Costa Rica	5.625%	4/30/2043	1	1
	Republic of Costa Rica	7.000%	4/4/2044	2	2
	Republic of Costa Rica	7.158%	3/12/2045	2	2
	Republic of Costa Rica	7.300%	11/13/2054	2	2
[1]	Republic of Ecuador	0.000%	7/31/2030	1	1
[1]	Republic of Ecuador	6.900%	7/31/2030	2	2
[1]	Republic of Ecuador	6.900%	7/31/2035	8	7
[1]	Republic of Ecuador	5.000%	7/31/2040	4	4
[1]	Republic of El Salvador	8.625%	2/28/2029	11	12
[1]	Republic of El Salvador	7.650%	6/15/2035	11	11
[1]	Republic of El Salvador	7.625%	2/1/2041	1	1
[1]	Republic of El Salvador	7.125%	1/20/2050	1	1
[1]	Republic of El Salvador	9.500%	7/15/2052	3	3
[1]	Republic of Ghana	5.000%	7/3/2029	4	4
[1]	Republic of Ghana	0.000%	1/3/2030	15	13
[1]	Republic of Ghana	5.000%	7/3/2035	36	33
[1]	Republic of Ghana	1.500%	1/3/2037	2	1
[1]	Republic of Guatemala	4.375%	6/5/2027	12	12
[1]	Republic of Guatemala	4.875%	2/13/2028	2	2
[1]	Republic of Guatemala	5.250%	8/10/2029	1	1
[1]	Republic of Guatemala	4.900%	6/1/2030	1	1
[1]	Republic of Guatemala	6.050%	8/6/2031	1	1
[1]	Republic of Guatemala	5.375%	4/24/2032	1	1
[1]	Republic of Guatemala	7.050%	10/4/2032	1	1
[1]	Republic of Guatemala	3.700%	10/7/2033	16	14
[1]	Republic of Guatemala	6.600%	6/13/2036	2	2
[1]	Republic of Guatemala	6.550%	2/6/2037	7	7
[1]	Republic of Guatemala	4.650%	10/7/2041	1	1
[1]	Republic of Guatemala	6.125%	6/1/2050	3	3
[1]	Republic of Honduras	5.625%	6/24/2030	5	5
[1]	Republic of Honduras	8.625%	11/27/2034	17	20
[1]	Republic of Hungary	7.625%	3/29/2041	60	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Republic of Indonesia	3.850%	7/18/2027	3	3
	Republic of Indonesia	3.500%	1/11/2028	10	10
	Republic of Indonesia	4.100%	4/24/2028	3	3
	Republic of Indonesia	4.750%	2/11/2029	4	4
[1]	Republic of Indonesia	2.150%	7/28/2031	5	4
[1]	Republic of Indonesia	4.650%	9/20/2032	4	4
[1]	Republic of Indonesia	4.850%	1/11/2033	5	5
[1]	Republic of Indonesia	4.750%	9/10/2034	5	5
[1]	Republic of Indonesia	8.500%	10/12/2035	5	6
[1]	Republic of Indonesia	6.625%	2/17/2037	2	2
[1]	Republic of Indonesia	7.750%	1/17/2038	3	4
[1]	Republic of Indonesia	5.250%	1/17/2042	3	3
[1]	Republic of Indonesia	6.750%	1/15/2044	3	3
[1]	Republic of Indonesia	5.125%	1/15/2045	5	5
[1]	Republic of Indonesia	5.950%	1/8/2046	2	2
[1]	Republic of Indonesia	5.250%	1/8/2047	2	2
[1]	Republic of Indonesia	4.750%	7/18/2047	7	6
	Republic of Indonesia	4.350%	1/11/2048	5	4
	Republic of Indonesia	3.700%	10/30/2049	4	3
	Republic of Indonesia	3.500%	2/14/2050	5	4
	Republic of Indonesia	4.200%	10/15/2050	2	2
	Republic of Indonesia	3.050%	3/12/2051	3	2
[1]	Republic of Indonesia	4.300%	3/31/2052	6	5
[1]	Republic of Indonesia	5.450%	9/20/2052	1	1
[1]	Republic of Indonesia	5.650%	1/11/2053	1	1
[1]	Republic of Indonesia	5.100%	2/10/2054	3	3
[1]	Republic of Indonesia	5.150%	9/10/2054	5	5
[1]	Republic of Indonesia	3.200%	9/23/2061	1	1
	Republic of Indonesia	4.450%	4/15/2070	1	1
	Republic of Indonesia	3.350%	3/12/2071	1	1
[1]	Republic of Italy	5.375%	6/15/2033	25	26
	Republic of Korea	3.500%	9/20/2028	60	59
	Republic of Korea	2.500%	6/19/2029	5	5
	Republic of Korea	4.500%	7/3/2029	19	19
	Republic of Korea	1.000%	9/16/2030	5	4
	Republic of Korea	1.750%	10/15/2031	25	22
	Republic of Korea	3.875%	9/20/2048	3	3
	Republic of Panama	8.875%	9/30/2027	2	2
[1]	Republic of Panama	3.875%	3/17/2028	14	14
[1]	Republic of Panama	3.160%	1/23/2030	3	3
[1]	Republic of Panama	2.252%	9/29/2032	4	3
[1]	Republic of Panama	3.298%	1/19/2033	2	2
[1]	Republic of Panama	5.227%	2/23/2034	19	19
[1]	Republic of Panama	6.400%	2/14/2035	4	4
[1]	Republic of Panama	6.700%	1/26/2036	4	4
[1]	Republic of Panama	6.875%	1/31/2036	2	2
[1]	Republic of Panama	8.000%	3/1/2038	27	32
[1]	Republic of Panama	4.500%	5/15/2047	2	2
[1]	Republic of Panama	4.500%	4/16/2050	4	3
[1]	Republic of Panama	4.300%	4/29/2053	3	2
[1]	Republic of Panama	6.853%	3/28/2054	32	34
[1]	Republic of Panama	4.500%	4/1/2056	4	3
[1]	Republic of Panama	7.875%	3/1/2057	5	6
[1]	Republic of Panama	3.870%	7/23/2060	5	3
[1]	Republic of Paraguay	6.100%	8/11/2044	25	26
[1]	Republic of Paraguay	5.600%	3/13/2048	25	24
	Republic of Peru	4.125%	8/25/2027	17	17
[1]	Republic of Peru	5.375%	2/8/2035	10	10
[1]	Republic of Peru	3.300%	3/11/2041	25	19
	Republic of Peru	5.625%	11/18/2050	18	18
[1]	Republic of Peru	6.200%	6/30/2055	15	15
[1]	Republic of Poland	5.500%	11/16/2027	3	3
[1]	Republic of Poland	4.625%	3/18/2029	3	3
[1]	Republic of Poland	4.875%	2/12/2030	6	6
[1]	Republic of Poland	4.625%	4/14/2031	10	10
[1]	Republic of Poland	5.750%	11/16/2032	5	5
[1]	Republic of Poland	4.875%	10/4/2033	5	5
[1]	Republic of Poland	5.125%	9/18/2034	31	31
[1]	Republic of Poland	5.375%	2/12/2035	6	6
[1]	Republic of Poland	5.375%	4/14/2036	9	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Republic of Poland	5.500%	4/4/2053	5	5
[1]	Republic of Poland	5.500%	3/18/2054	10	9
[1]	Republic of Poland	6.125%	4/14/2056	3	3
[1]	Republic of Romania	5.250%	11/25/2027	2	2
[1]	Republic of Romania	6.625%	2/17/2028	2	2
[1]	Republic of Romania	5.875%	1/30/2029	4	4
[1]	Republic of Romania	5.750%	9/16/2030	4	4
[1]	Republic of Romania	3.000%	2/14/2031	2	2
[1]	Republic of Romania	3.625%	3/27/2032	2	2
[1]	Republic of Romania	7.125%	1/17/2033	2	2
[1]	Republic of Romania	6.375%	1/30/2034	34	34
[1]	Republic of Romania	6.000%	5/25/2034	2	2
[1]	Republic of Romania	5.750%	3/24/2035	4	4
[1]	Republic of Romania	6.625%	5/16/2036	2	2
[1,4]	Republic of Romania	5.750%	7/4/2036	40	38
[1]	Republic of Romania	7.500%	2/10/2037	2	2
[1]	Republic of Romania	6.125%	1/22/2044	2	2
[1]	Republic of Romania	5.125%	6/15/2048	2	2
[1]	Republic of Romania	4.000%	2/14/2051	4	3
[1]	Republic of Romania	7.625%	1/17/2053	2	2
[1]	Republic of South Africa	4.850%	9/27/2027	8	8
[1]	Republic of South Africa	4.300%	10/12/2028	8	8
[1]	Republic of South Africa	4.850%	9/30/2029	16	16
[1]	Republic of South Africa	5.875%	6/22/2030	5	5
[1]	Republic of South Africa	5.875%	4/20/2032	15	15
[1,4]	Republic of South Africa	6.125%	12/11/2037	8	8
[1]	Republic of South Africa	6.250%	3/8/2041	3	3
[1]	Republic of South Africa	5.375%	7/24/2044	2	2
[1]	Republic of South Africa	5.000%	10/12/2046	2	2
[1]	Republic of South Africa	5.650%	9/27/2047	3	3
[1]	Republic of South Africa	6.300%	6/22/2048	1	1
[1]	Republic of South Africa	5.750%	9/30/2049	5	4
[1]	Republic of South Africa	7.300%	4/20/2052	3	3
[1]	Republic of Sri Lanka	4.000%	4/15/2028	2	2
[1]	Republic of Sri Lanka	3.100%	1/15/2030	2	2
[1]	Republic of Sri Lanka	3.350%	3/15/2033	4	4
[1]	Republic of Sri Lanka	3.600%	6/15/2035	2	2
[1]	Republic of Sri Lanka	3.600%	5/15/2036	17	17
[1]	Republic of Sri Lanka	3.600%	2/15/2038	33	33
	Republic of the Philippines	3.000%	2/1/2028	35	34
	Republic of the Philippines	4.625%	7/17/2028	10	10
	Republic of the Philippines	9.500%	2/2/2030	10	12
	Republic of the Philippines	1.648%	6/10/2031	10	9
	Republic of the Philippines	4.250%	7/27/2031	30	29
	Republic of the Philippines	3.556%	9/29/2032	10	9
	Republic of the Philippines	6.375%	10/23/2034	10	11
	Republic of the Philippines	3.950%	1/20/2040	13	11
	Republic of the Philippines	2.950%	5/5/2045	5	3
	Republic of the Philippines	5.950%	10/13/2047	5	5
	Republic of the Philippines	5.900%	2/4/2050	8	8
[1]	Republic of Trinidad & Tobago	5.950%	1/14/2031	8	8
[1]	Republic of Trinidad & Tobago	6.400%	6/26/2034	5	5
[1]	Republic of Turkiye	6.000%	3/25/2027	7	7
[1]	Republic of Turkiye	8.600%	9/24/2027	10	10
[1]	Republic of Turkiye	9.875%	1/15/2028	55	58
[1]	Republic of Turkiye	5.125%	2/17/2028	5	5
[1]	Republic of Turkiye	6.125%	10/24/2028	4	4
[1]	Republic of Turkiye	9.375%	3/14/2029	20	22
[1]	Republic of Turkiye	7.625%	4/26/2029	4	4
[1]	Republic of Turkiye	11.875%	1/15/2030	11	13
[1]	Republic of Turkiye	5.250%	3/13/2030	5	5
	Republic of Turkiye	9.125%	7/13/2030	22	24
[1]	Republic of Turkiye	5.950%	1/15/2031	64	63
[1]	Republic of Turkiye	5.875%	6/26/2031	20	20
[1]	Republic of Turkiye	7.125%	2/12/2032	4	4
	Republic of Turkiye	7.250%	5/29/2032	3	3
	Republic of Turkiye	7.125%	7/17/2032	3	3
[1]	Republic of Turkiye	9.375%	1/19/2033	34	39
[1]	Republic of Turkiye	6.500%	9/20/2033	4	4
[1]	Republic of Turkiye	8.000%	2/14/2034	12	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Republic of Turkiye	7.625%	5/15/2034	4	4
	Republic of Turkiye	6.500%	1/3/2035	5	5
	Republic of Turkiye	6.950%	9/16/2035	3	3
[1]	Republic of Turkiye	6.875%	3/17/2036	22	22
	Republic of Turkiye	6.800%	11/4/2036	25	25
[1]	Republic of Turkiye	7.250%	3/5/2038	9	9
[1]	Republic of Turkiye	6.750%	5/30/2040	4	4
[1]	Republic of Turkiye	6.000%	1/14/2041	4	4
[1]	Republic of Turkiye	4.875%	4/16/2043	18	14
[1]	Republic of Turkiye	6.625%	2/17/2045	4	4
[1]	Republic of Turkiye	5.750%	5/11/2047	5	4
[1,4]	Republic of Uzbekistan Bond	3.900%	10/19/2031	26	24
[1]	Republic of Zambia	5.750%	6/30/2033	35	35
[1,4]	Serbia International Bond	6.250%	5/26/2028	20	20
[1,4]	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/2042	2	2
[1]	Sinopec Group Overseas Development 2015 Ltd.	4.100%	4/28/2045	2	2
[1]	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/2027	2	2
[1]	Sinopec Group Overseas Development 2017 Ltd.	4.250%	4/12/2047	2	2
[1]	Sinopec Group Overseas Development 2018 Ltd.	2.950%	8/8/2029	3	3
[1]	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/2030	2	2
[1]	Sinopec Group Overseas Development 2018 Ltd.	2.300%	1/8/2031	2	2
[1]	Sinopec Group Overseas Development 2018 Ltd.	3.440%	11/12/2049	2	2
[1,4]	State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/2043	10	9
[1]	State of Israel	3.250%	1/17/2028	2	2
[1]	State of Israel	5.375%	3/12/2029	3	3
[1]	State of Israel	2.500%	1/15/2030	2	2
[1]	State of Israel	5.375%	2/19/2030	4	4
[1]	State of Israel	2.750%	7/3/2030	92	84
[1]	State of Israel	4.500%	1/17/2033	3	3
[1]	State of Israel	5.500%	3/12/2034	15	15
[1]	State of Israel	5.625%	2/19/2035	4	4
[1]	State of Israel	4.500%	1/30/2043	3	3
[1]	State of Israel	4.125%	1/17/2048	32	25
[1]	State of Israel	3.375%	1/15/2050	3	2
[1]	State of Israel	3.875%	7/3/2050	3	2
[1]	State of Israel	5.750%	3/12/2054	30	29
[1]	State of Israel	4.500%	4/3/2120	2	1
[1,4]	State of Qatar	9.750%	6/15/2030	120	142
[1,4]	State of Qatar	6.400%	1/20/2040	15	17
[1,4]	State of Qatar	5.750%	1/20/2042	50	53
[1]	Suriname Government Bond	7.700%	11/6/2030	2	2
[1,4]	Suriname Government Bond	8.500%	11/6/2035	1	1
[1]	Suriname Government Bond	8.500%	11/6/2035	20	22
	Svensk Exportkredit AB	3.625%	3/12/2029	200	197
[1]	Ukraine Government Bond	4.500%	2/1/2029	2	2
[1]	Ukraine Government Bond	0.000%	2/1/2030	3	2
[1,4]	Ukraine Government Bond	4.000%	2/1/2032	10	8
[1]	Ukraine Government Bond	4.000%	2/1/2032	13	11
[1]	Ukraine Government Bond	0.000%	2/1/2034	3	2
[1]	Ukraine Government Bond	4.500%	2/1/2034	5	4
[1]	Ukraine Government Bond	0.000%	2/1/2035	2	1
[1]	Ukraine Government Bond	4.500%	2/1/2035	6	4
[1]	Ukraine Government Bond	0.000%	2/1/2036	2	1
[1]	Ukraine Government Bond	4.500%	2/1/2036	4	3
	United Mexican States	3.750%	1/11/2028	63	63
[1]	United Mexican States	5.400%	2/9/2028	35	36
[1]	United Mexican States	5.000%	5/7/2029	30	30
[1]	United Mexican States	3.250%	4/16/2030	10	9
[1]	United Mexican States	2.659%	5/24/2031	10	9
[1]	United Mexican States	5.850%	7/2/2032	12	12
[1]	United Mexican States	5.375%	3/22/2033	6	6
[1]	United Mexican States	7.500%	4/8/2033	5	6
[1]	United Mexican States	4.875%	5/19/2033	5	5
[1]	United Mexican States	3.500%	2/12/2034	5	4
[1]	United Mexican States	6.350%	2/9/2035	45	46
[1]	United Mexican States	5.625%	9/22/2035	5	5
[1]	United Mexican States	6.000%	5/7/2036	56	56
[1]	United Mexican States	6.875%	5/13/2037	6	6
[1]	United Mexican States	6.625%	1/29/2038	10	10
[1]	United Mexican States	6.125%	2/9/2038	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	6.050%	1/11/2040	4	4
[1]	United Mexican States	4.280%	8/14/2041	4	3
[1]	United Mexican States	4.750%	3/8/2044	6	5
	United Mexican States	4.600%	1/23/2046	4	3
	United Mexican States	4.350%	1/15/2047	2	1
[1]	United Mexican States	4.500%	1/31/2050	13	10
[1]	United Mexican States	5.000%	4/27/2051	4	3
[1]	United Mexican States	4.400%	2/12/2052	18	13
[1]	United Mexican States	6.338%	5/4/2053	5	5
[1]	United Mexican States	7.375%	5/13/2055	44	47
[1]	United Mexican States	6.750%	2/9/2056	36	35
[1]	United Mexican States	3.771%	5/24/2061	5	3
[1]	YPF SA	8.750%	9/11/2031	8	9
[1]	YPF SA	8.250%	1/17/2034	10	10
Total Sovereign Bonds (Cost $9,432)					9,339
Taxable Municipal Bonds (0.2%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	10	10
	California GO	4.350%	11/1/2032	50	50
	California GO	7.500%	4/1/2034	5	6
	California GO	7.550%	4/1/2039	5	6
	California GO	7.600%	11/1/2040	15	18
	Chicago IL GO	5.879%	1/1/2031	5	5
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	5	5
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	10	9
[13]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	5	4
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	9	10
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	10	7
	Illinois GO	5.100%	6/1/2033	20	20
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	25	25
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	5	6
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	5	6
	New York City NY GO	6.271%	12/1/2037	5	5
	New York City NY GO	5.828%	10/1/2053	5	5
	New York City NY GO	5.935%	2/1/2055	5	5
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	20	19
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	5	5
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	5	4
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	10	10
	Texas GO	5.517%	4/1/2039	5	5
	University of California Revenue	4.858%	5/15/2112	5	4
	University of Michigan Revenue	4.454%	4/1/2122	20	16
	University of Texas Financing System Revenue	2.439%	8/15/2049	5	3
	University of Virginia Revenue	4.179%	9/1/2117	10	7
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	15	15
Total Taxable Municipal Bonds (Cost $295)					290
				Shares
Common Stocks (1.0%)
Exchange-Traded Fund (1.0%)
	iShares J.P. Morgan USD Emerging Markets Bond ETF (Cost $1,254)			13,049	1,259

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[14]	Vanguard Market Liquidity Fund (Cost $1,602)	3.682%	16,026	1,602
Total Investments (99.9%) (Cost $129,497)				127,871
Other Assets and Liabilities—Net (0.1%)				140
Net Assets (100%)				128,011

Cost is in $000.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $11,896, representing 9.3% of net assets.

5	Non-income-producing security—security in default.
6	Payment-in-kind (PIK) security which may pay interest as additional principal.
7	Guaranteed by the Government of Luxembourg.
8	Guaranteed by the Government of Canada.
9
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at June 30, 2026.
E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,259	—	—	1,259
U.S. Government and Agency Obligations	—	73,340	—	73,340
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,033	—	2,033
Corporate Bonds	—	40,008	—	40,008
Sovereign Bonds	—	9,339	—	9,339
Taxable Municipal Bonds	—	290	—	290
Temporary Cash Investments	1,602	—	—	1,602
Total	2,861	125,010	—	127,871